united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Address of principal executive offices)
(Zip code)

Zachary P. Richmond
Ultimus Fund Solutions, LLC
225 Pictoria Drive. Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	8/31

Date of reporting period:	8/31/24

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund

All Foreign Equity Environmental and Social Values Fund (IAFEX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund	$74	0.68%

How did the Fund perform during the reporting period?

The Fund outperformed the MSCI ACWI ex U.S. Index from September 1, 2023 through August 31, 2024. Country and sector allocation contributed to relative return while equity selection detracted. An overweight to and selection within semiconductors & semiconductor equipment were the largest contributor to relative return, driven by Taiwan Semiconductor Manufacturing. Additionally, selection within consumer discretionary contributed as Hermès International, MercadoLibre and Next outperformed. Conversely, an underweight to and selection within financials detracted, driven by Bank Rakyat, KB Financial and Societe Generale. Further, an underweight to and selection within Japan detracted as Eisai, Kubota and Daifuku underperformed.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund
MSCI ACWI ex USA Index
$13,924
$13,817
$15,000
$10,000
$5,000
$0
Jul-2020
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024

	Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund	MSCI ACWI ex USA Index
Jul-2020	$10,000	$10,000
Aug-2020	$10,360	$10,395
Aug-2021	$13,890	$12,980
Aug-2022	$10,041	$10,446
Aug-2023	$11,868	$11,688
Aug-2024	$13,924	$13,817

Average Annual Total Returns

	1 Year	Since Inception (July 17, 2020)
Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund	17.32%	8.36%
MSCI ACWI ex USA Index	18.21%	8.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$208,841
Number of Portfolio Holdings	75
Advisory Fee (net of waivers)	$0
Portfolio Turnover	28%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Norway	1.6%
Switzerland	1.8%
Argentina	2.0%
Sweden	2.2%
Australia	2.2%
India	2.4%
Italy	2.4%
Korea (Republic of)	2.7%
United States	2.9%
Brazil	3.0%
Canada	3.3%
Spain	3.4%
Denmark	5.0%
China	5.4%
Taiwan Province of China	6.2%
Germany	6.4%
Netherlands	8.7%
Japan	10.8%
France	13.8%
United Kingdom	15.9%
Other Countries	1.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.3%
Communications	2.2%
Money Market Funds	2.9%
Consumer Staples	5.1%
Energy	7.4%
Materials	7.8%
Health Care	8.6%
Industrials	13.1%
Consumer Discretionary	14.3%
Financials	16.0%
Technology	25.9%

Material Fund Changes

No material changes occurred during the year ended August 31, 2024.

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund (IAFEX)

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083124-IAFEX

Fisher Investments Institutional Group ESG Fixed Income Fund

ESG Fixed Income Fund for Retirement Plans (QDVBX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Fisher Investments Institutional Group ESG Fixed Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans	$-	-%

How did the Fund perform during the reporting period?

The Fund outperformed the ICE BofA U.S. Broad Market Index for the period from September 1, 2023 through August 31, 2024. An underweight to and selection within sovereign bonds was the largest contributor to relative return. Additionally, a strategic lack of exposure to securitized/collateralized bonds also contributed. Conversely, selection within corporate bonds was the largest detractor from relative return. Further, a strategic lack of exposure to quasi & foreign government sovereign bonds also detracted.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans
ICE BofA U.S. Broad Market Bond Index
$15,000
$10,000
$5,000
$0
$10,072
$9,995
Dec-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024

	Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans	ICE BofA U.S. Broad Market Bond Index
Dec-2019	$10,000	$10,000
Aug-2020	$10,540	$10,676
Aug-2021	$10,753	$10,662
Aug-2022	$9,370	$9,433
Aug-2023	$9,306	$9,309
Aug-2024	$10,072	$9,995

Average Annual Total Returns

	1 Year	Since Inception (December 13, 2019)
Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans	8.23%	0.15%
ICE BofA U.S. Broad Market Bond Index	7.37%	-0.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$3,020,511
Number of Portfolio Holdings	17
Advisory Fee	$0
Portfolio Turnover	29%

What did the Fund invest in?

Sector Weighting (% of net assets)

Exchange-Traded Funds
30.6%
U.S. Treasury Obligations
29.1%
Financials
9.4%
Real Estate
7.3%
Technology
6.0%
Consumer Staples
3.6%
Consumer Discretionary
3.4%
Communications
3.2%
Industrials
2.6%
Health Care
2.4%
Money Market Funds
1.9%
Other Assets in Excess of Liabilities
0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	1.9%
Health Care	2.4%
Industrials	2.6%
Communications	3.2%
Consumer Discretionary	3.4%
Consumer Staples	3.6%
Technology	6.0%
Real Estate	7.3%
Financials	9.4%
U.S. Treasury Obligations	29.1%
Exchange-Traded Funds	30.6%

Material Fund Changes

No material changes occurred during the year ended August 31, 2024.

Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (QDVBX)

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Funds' website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083124-QDVBX

Fisher Investments Institutional Group ESG Stock Fund

ESG Stock Fund for Retirement Plans (QDVSX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Fisher Investments Institutional Group ESG Stock Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans	$-	-%

How did the Fund perform during the reporting period?

The Fund outperformed the MSCI ACWI Investable Markets Index from September 1, 2023 through August 31, 2024. Country and sector allocation as well as equity selection contributed to relative return. An overweight to and selection within the United States was the largest contributor to relative return, driven by Nvidia, Eli Lilly & Co. and Microsoft. Additionally, an overweight to and selection within semiconductors & semiconductor equipment contributed as Taiwan Semiconductor Manufacturing outperformed. Conversely, an overweight to and selection within French consumer discretionary was the largest detractor from relative return, driven by Kering. Further, an overweight to and selection within industrials detracted as Paycom, Rockwell and Yaskawa Electric underperformed.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans
MSCI ACWI Index
$20,000
$15,000
$10,000
$5,000
$0
$19,609
$16,001
Dec-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024

	Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans	MSCI ACWI Index
Dec-2019	$10,000	$9,999
Aug-2020	$11,580	$10,565
Aug-2021	$15,178	$13,746
Aug-2022	$11,834	$11,514
Aug-2023	$15,069	$13,049
Aug-2024	$19,609	$16,001

Average Annual Total Returns

	1 Year	Since Inception (December 13, 2019)
Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans	30.13%	15.34%
MSCI ACWI Index	22.64%	10.48%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$294,130
Number of Portfolio Holdings	94
Advisory Fee	$0
Portfolio Turnover	9%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
India	0.4%
Australia	0.5%
Denmark	0.8%
Canada	0.8%
Switzerland	0.9%
Korea (Republic of)	0.9%
China	1.1%
Brazil	1.1%
Norway	1.2%
Japan	1.3%
Spain	1.7%
Netherlands	1.8%
Italy	2.0%
France	2.9%
Taiwan Province of China	3.1%
Germany	3.2%
United Kingdom	5.1%
United States	71.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.1%
Materials	2.7%
Communications	4.2%
Consumer Staples	6.7%
Energy	7.0%
Consumer Discretionary	8.7%
Industrials	12.6%
Health Care	13.9%
Financials	16.5%
Technology	27.5%

Material Fund Changes

No material changes occurred during the year ended August 31, 2024.

Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (QDVSX)

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Funds' website (www.Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083124-QDVSX

Fisher Investments Institutional Group Fixed Income Fund

Fixed Income Fund for Retirement Plans (QDIBX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Fisher Investments Institutional Group Fixed Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans	$-	-%

How did the Fund perform during the reporting period?

The Fund outperformed the ICE BofA U.S. Broad Market Index for the period from September 1, 2023 through August 31, 2024. An underweight to and selection within Sovereign bonds was the largest contributor to relative return as the category underperformed the broader benchmark. Additionally, a strategic lack of exposure to securitized/collateralized bonds also contributed. Conversely, selection within Corporate bonds was the largest detractor from relative return. Further, a strategic lack of exposure to quasi & foreign government sovereign bonds also detracted.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans
ICE BofA U.S. Broad Market Bond Index
$15,000
$10,000
$5,000
$0
$10,161
$9,995
Dec-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024

	Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans	ICE BofA U.S. Broad Market Bond Index
Dec-2019	$10,000	$10,000
Aug-2020	$10,530	$10,676
Aug-2021	$10,780	$10,662
Aug-2022	$9,429	$9,433
Aug-2023	$9,372	$9,309
Aug-2024	$10,161	$9,995

Average Annual Total Returns

	1 Year	Since Inception (December 13, 2019)
Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans	8.42%	0.34%
ICE BofA U.S. Broad Market Bond Index	7.37%	-0.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$3,047,879
Number of Portfolio Holdings	16
Advisory Fee	$0
Portfolio Turnover	28%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations 29.7%
Exchange-Traded Funds 29.5%
Technology 9.4%
Financials 9.3%
Real Estate 8.0%
Consumer Staples 3.6%
Communications 3.2%
Industrials 2.6%
Health Care 2.3%
Money Market Funds 2.0%
Other Assets in Excess of Liabilities 0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	2.0%
Health Care	2.3%
Industrials	2.6%
Communications	3.2%
Consumer Staples	3.6%
Real Estate	8.0%
Financials	9.3%
Technology	9.4%
Exchange-Traded Funds	29.5%
U.S. Treasury Obligations	29.7%

Material Fund Changes

No material changes occurred during the year ended August 31, 2024.

Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (QDIBX)

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Funds' website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083124-QDIBX

Fisher Investments Institutional Group Stock Fund

Stock Fund for Retirement Plans (QDISX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Fisher Investments Institutional Group Stock Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group Stock Fund for Retirement Plans	$-	-%

How did the Fund perform during the reporting period?

The Fund outperformed the MSCI ACWI Investable Markets Index for the period from September 1, 2023 through August 31, 2024. Country and sector allocation as well as equity selection contributed to relative return. An overweight to and selection within the United States was the largest contributor to relative return, driven by Nvidia, Eli Lilly & Company and Microsoft. Additionally, an overweight to and selection within semiconductors & semiconductor equipment contributed as Taiwan Semiconductor Manufacturing outperformed. Conversely, selection within industrials was the largest detractor of relative return, driven by Paycom, Boeing and Yaskawa Electric. Further, an overweight to and selection within French consumer discretionary detracted as Kering underperformed.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Fisher Investments Institutional Group Stock Fund for Retirement Plans
MSCI ACWI Index
$20,000
$15,000
$10,000
$5,000
$0
$19,366
$16,001
Dec-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024

	Fisher Investments Institutional Group Stock Fund for Retirement Plans	MSCI ACWI Index
Dec-2019	$10,000	$9,999
Aug-2020	$11,580	$10,565
Aug-2021	$15,293	$13,746
Aug-2022	$11,844	$11,514
Aug-2023	$14,894	$13,049
Aug-2024	$19,366	$16,001

Average Annual Total Returns

	1 Year	Since Inception (December 13, 2019)
Fisher Investments Institutional Group Stock Fund for Retirement Plans	30.02%	15.04%
MSCI ACWI Index	22.64%	10.48%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$290,475
Number of Portfolio Holdings	105
Advisory Fee	$0
Portfolio Turnover	9%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
India	0.5%
Switzerland	0.5%
Australia	0.6%
Brazil	0.8%
China	1.1%
Korea (Republic of)	1.4%
Italy	1.6%
Spain	1.7%
Japan	2.0%
Netherlands	2.2%
United Kingdom	2.3%
France	2.5%
Canada	2.5%
Taiwan Province of China	3.0%
Germany	3.5%
United States	73.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.3%
Materials	2.8%
Communications	6.6%
Consumer Staples	6.7%
Energy	6.8%
Consumer Discretionary	9.5%
Industrials	12.1%
Health Care	12.3%
Financials	14.6%
Technology	28.2%

Material Fund Changes

No material changes occurred during the year ended August 31, 2024.

Fisher Investments Institutional Group Stock Fund for Retirement Plans (QDISX)

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Funds' website (www.Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083124-QDISX

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund

U.S. Large Cap Equity Environmental and Social Value Fund (ILESX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group U.S. Large Cap Equity Enviromental and Social Value Fund	$54	0.47%

How did the Fund perform during the reporting period?

The Fund outperformed the S&P 500 Index for the period from September 1, 2023 through August 31, 2024. Equity selection contributed to relative return while sector allocation had no material impact. An overweight to and selection within semiconductors & semiconductor equipment was the largest contributor to relative return, driven by Nvidia. Additionally, selection within consumer discretionary contributed, as Amazon, KB Home and Home Depot outperformed. Conversely, an overweight to energy equipment & services was the largest detractor from relative return as the industry underperformed the broader benchmark. Further, an overweight to and selection within industrials detracted as United Parcel Service, Rockwell International and 3M underperformed.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Fisher Investments Institutional Group U.S. Large Cap Equity Enviromental and Social Value Fund
S&P 500® Index
$19,443
$18,670
$20,000
$15,000
$10,000
$5,000
$0
Jul-2020
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024

	Fisher Investments Institutional Group U.S. Large Cap Equity Enviromental and Social Value Fund	S&P 500® Index
Jul-2020	$10,000	$10,000
Aug-2020	$11,200	$10,878
Aug-2021	$15,284	$14,268
Aug-2022	$11,971	$12,666
Aug-2023	$15,205	$14,685
Aug-2024	$19,443	$18,670

Average Annual Total Returns

	1 Year	Since Inception (July 17, 2020)
Fisher Investments Institutional Group U.S. Large Cap Equity Enviromental and Social Value Fund	27.87%	17.50%
S&P 500® Index	27.14%	16.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$291,683
Number of Portfolio Holdings	62
Advisory Fee (net of waivers)	$0
Portfolio Turnover	19%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
38.9%
Financials
13.7%
Consumer Discretionary
11.0%
Health Care
10.3%
Industrials
9.8%
Communications
5.5%
Energy
5.3%
Consumer Staples
4.1%
Money Market Funds
2.0%
Materials
1.7%
Liabilities in Excess of Other Assets
-2.3%

Value	Value
Liabilities in Excess of Other Assets	-2.3%
Materials	1.7%
Money Market Funds	2.0%
Consumer Staples	4.1%
Energy	5.3%
Communications	5.5%
Industrials	9.8%
Health Care	10.3%
Consumer Discretionary	11.0%
Financials	13.7%
Technology	38.9%

Material Fund Changes

No material changes occurred during the year ended August 31, 2024.

Fisher Investments Institutional Group U.S. Large Cap Equity Enviromental and Social Value Fund (ILESX)

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083124-ILESX

Fisher Investments Institutional Group U.S. Small Cap Equity

U.S. Small Cap Equity Fund (IUSCX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Fisher Investments Institutional Group U.S. Small Cap Equity for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group U.S. Small Cap Equity Fund	$79	0.75%

How did the Fund perform during the reporting period?

The Fund underperformed the Russell 2000 Index for the period from September 1, 2023 through August 31, 2024. Sector allocation and equity selection detracted from relative return. Selection within consumer discretionary was the largest contributor to relative return, driven by Abercrombie & Fitch, M/I Homes and Shake Shack. Additionally, an overweight to and selection within capital markets contributed as Piper Sandler, Evercore and Moelis & Co. outperformed. Conversely, selection within industrials was the largest detractor from relative return, driven by Vicor, Paylocity Holding and Chart Industries. Further, an overweight to and selection within information technology detracted as Five9, Diodes and Advanced Energy Industries underperformed.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Russell 1000® Total Return Index
Russell 2000® Total Return Index
$20,000
$15,000
$10,000
$5,000
$0
$18,330
$15,897
$14,268
Jul-2020
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024

	Fisher Investments Institutional Group U.S. Small Cap Equity Fund	Russell 1000® Total Return Index	Russell 2000® Total Return Index
Jul-2020	$10,000	$10,000	$10,000
Aug-2020	$10,470	$10,900	$10,616
Aug-2021	$15,650	$14,416	$15,615
Aug-2022	$11,544	$12,547	$12,822
Aug-2023	$13,008	$14,479	$13,419
Aug-2024	$14,268	$18,330	$15,897

Average Annual Total Returns

	1 Year	Since Inception (July 17, 2020)
Fisher Investments Institutional Group U.S. Small Cap Equity Fund	9.69%	9.00%
Russell 1000® Total Return Index	26.60%	15.83%
Russell 2000® Total Return Index	18.47%	11.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$214,001
Number of Portfolio Holdings	92
Advisory Fee (net of waivers)	$0
Portfolio Turnover	29%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
19.0%
Financials
17.2%
Health Care
16.4%
Industrials
16.1%
Consumer Discretionary
15.5%
Energy
6.9%
Materials
4.9%
Consumer Staples
3.5%
Money Market Funds
2.3%
Real Estate
1.1%
Liabilities in Excess of Other Assets
-2.9%

Value	Value
Liabilities in Excess of Other Assets	-2.9%
Real Estate	1.1%
Money Market Funds	2.3%
Consumer Staples	3.5%
Materials	4.9%
Energy	6.9%
Consumer Discretionary	15.5%
Industrials	16.1%
Health Care	16.4%
Financials	17.2%
Technology	19.0%

Material Fund Changes

No material changes occurred during the year ended August 31, 2024.

Fisher Investments Institutional Group U.S. Small Cap Equity Fund (IUSCX)

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083124-IUSCX

OneAscent Core Plus Bond ETF

(OACP) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about OneAscent Core Plus Bond ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://investments.oneascent.com/etfs/oacp. You can also request this information by contacting us at (800) 222-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Core Plus Bond ETF	$77	0.74%

How did the Fund perform during the reporting period?

The fund outperformed its benchmark for the 12-months ended August 31, 2024, due to both asset allocation and security selection. Treasury yields were volatile for the year but ended lower than they began. Corporate bond spreads declined significantly over the course of the year.

Asset Allocation was the primary contributor to performance. The fund’s underweight position in treasuries benefited the portfolio as spread product outperformed. The fund’s overweight allocation to higher yielding corporate bonds, in sectors such as Utilities, Financials, Transportation and Industrial Revenue Bonds all added value due to higher yields and the decline in spreads relative to treasury bonds.

The portfolio also benefited from security selection. Corporate bonds, Asset-Backed Securities, and Commercial Mortgage-backed securities were the sectors where security selection added significant value. Positive security selection in Sovereign and government-related bond was also a positive contributor.

The fund was positioned with a neutral duration throughout the year, and did not experience much performance differential due to duration or yield curve positioning.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

OneAscent Core Plus Bond ETF - NAV
Bloomberg U.S. Aggregate Bond Index
$10,180
$9,960
$9,740
$9,520
$9,300
$9,080
$10,148
$10,065
03/30/22
03/31/22
06/30/22
09/30/22
12/31/22
03/31/23
06/30/23
09/30/23
12/31/23
03/31/24
06/30/24
08/31/24

	OneAscent Core Plus Bond ETF - NAV	Bloomberg U.S. Aggregate Bond Index
03/30/22	$10,000	$10,000
03/31/22	$10,000	$10,007
06/30/22	$9,481	$9,537
09/30/22	$9,080	$9,084
12/31/22	$9,237	$9,254
03/31/23	$9,522	$9,528
06/30/23	$9,425	$9,447
09/30/23	$9,150	$9,142
12/31/23	$9,776	$9,765
03/31/24	$9,761	$9,690
06/30/24	$9,798	$9,696
08/31/24	$10,148	$10,065

Average Annual Total Returns

	1 Year	Since Inception (March 30, 2022)
OneAscent Core Plus Bond ETF - NAV	8.23%	0.61%
OneAscent Core Plus Bond ETF - Market Price	8.32%	0.62%
Bloomberg U.S. Aggregate Bond Index	7.30%	0.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$163,079,547
Number of Portfolio Holdings	189
Advisory Fee	$680,353
Portfolio Turnover	197%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.125%, due 08/15/44	3.9%
United States Treasury Note, 3.625%, due 08/31/29	2.3%
United States Treasury Note, 4.625%, due 05/15/54	1.9%
Fannie Mae Pool, 3.000%, due 04/1/52	1.4%
Fannie Mae Pool, 3.500%, due 04/1/52	1.4%
Fannie Mae Pool, 4.500%, due 08/1/52	1.1%
Fannie Mae Pool, 2.500%, due 02/1/52	1.1%
Ginnie Mae II Pool, 3.000%, due 12/20/51	1.1%
Fannie Mae Pool, 5.000%, due 08/1/53	1.0%
United States Treasury Note, 3.875%, due 08/15/34	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Corporate Bonds
45.2%
U.S. Government & Agencies
32.9%
Asset Backed Securities
10.1%
Municipal Bonds
5.6%
Term Loans
1.9%
Foreign Governments
1.3%
Collateralized Mortgage Obligations
1.2%
International Bonds
0.6%
Non U.S. Government & Agencies
0.3%
Other Assets in Excess of Liabilities
0.9%

Value	Value
Other Assets in Excess of Liabilities	0.9%
Non U.S. Government & Agencies	0.3%
International Bonds	0.6%
Collateralized Mortgage Obligations	1.2%
Foreign Governments	1.3%
Term Loans	1.9%
Municipal Bonds	5.6%
Asset Backed Securities	10.1%
U.S. Government & Agencies	32.9%
Corporate Bonds	45.2%

Material Fund Changes

No material changes occurred during the year ended August 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oacp), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent Core Plus Bond ETF

Annual Shareholder Report - August 31, 2024

TSR-AR 083124-OACP

OneAscent Emerging Markets ETF

(OAEM) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about OneAscent Emerging Markets ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://investments.oneascent.com/etfs/oaem. You can also request this information by contacting us at (800) 222-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Emerging Markets ETF	$126	1.20%

How did the Fund perform during the reporting period?

The OneAscent Emerging Markets ETF (OAEM) at +10.26% underperformed the index (MSCI Emerging Markets Index) at +15.07% during the fiscal year. Although the overall market was strong during the period, stock selection, primarily in the financial sector, was the biggest drag on the portfolio. Financials is the most heavily weighted sector in the index at 22.5% and was the third best performing sector in the index. However, the Fund was underweight financials (15.5% in the fund vs. 22.5% in the index) and financials in the Fund only rose by less than 1% compared to the 20% in the index. The underweight and the underperformance in financials accounted for most of the performance gap.

The next biggest drag was from cash where the Fund was holding a higher-than-normal level which reflected the portfolio management team’s cautious outlook. However, superior stock picking in the Industrials sector was the biggest contributor to performance. The Fund was virtually even-weight with the index for Industrials but the Fund’s Industrial stocks increased by 49% collectively compared to just 7.4% for the index. The same scenario played out in consumer discretionary stocks where the Fund’s picks were up 24% compared to the index stocks increase of 7.4%.

By country, the Fund’s underweight to and underperformance in India was a big drag on performance. The Fund held a 7% weight compared to 17% for the index and the Indian stocks in the index rose by 40% compared to just 22% for those stocks held in the Fund. The Fund's overweight position to and stock selection within Mexico was the second biggest drag on performance. The Fund’s underweight in China proved to be the biggest contributor to performance in the period.

The management team continues to be very selective with new additions to the portfolio given valuation concerns in some sectors and regions along with the many geopolitical risks globally, including the Israel/Hamas and Russia/Ukraine wars, along with the growing expansionist provocations from China.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

OneAscent Emerging Markets ETF - NAV
MSCI Emerging Markets Index
$12,400
$11,740
$11,080
$10,420
$9,760
$9,100
$12,323
$12,023
09/14/22
09/30/22
12/31/22
03/31/23
06/30/23
09/30/23
12/31/23
03/31/24
06/30/24
08/31/24

	OneAscent Emerging Markets ETF - NAV	MSCI Emerging Markets Index
09/14/22	$10,000	$10,000
09/30/22	$9,128	$9,109
12/31/22	$10,108	$9,993
03/31/23	$11,361	$10,389
06/30/23	$11,529	$10,482
09/30/23	$10,736	$10,175
12/31/23	$11,896	$10,975
03/31/24	$12,161	$11,235
06/30/24	$12,380	$11,797
08/31/24	$12,323	$12,023

Average Annual Total Returns

	1 Year	Since Inception (September 14, 2022)
OneAscent Emerging Markets ETF - NAV	10.26%	11.24%
OneAscent Emerging Markets ETF - Market Price	10.50%	11.22%
MSCI Emerging Markets Index	15.07%	9.85%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$75,753,686
Number of Portfolio Holdings	39
Advisory Fee	$356,132
Portfolio Turnover	35%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Samsung Electronics Co. Ltd.	6.9%
Harmony Gold Mining Co. Ltd.	3.4%
Haier Smart Home Co. Ltd., H Shares	3.3%
Bank Rakyat Indonesia Persero Tbk P.T.	3.2%
MediaTek, Inc.	3.1%
MakeMyTrip Ltd.	3.1%
ASMPT Ltd.	3.1%
LIG Nex1 Co. Ltd.	3.0%
Accton Technology Corp.	2.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
37.1%
Consumer Discretionary
13.1%
Financials
11.3%
Industrials
9.3%
Materials
5.9%
Communications
5.7%
Consumer Staples
5.0%
Energy
1.5%
Health Care
1.2%
Other Assets in Excess of Liabilities
9.9%

Value	Value
Other Assets in Excess of Liabilities	9.9%
Health Care	1.2%
Energy	1.5%
Consumer Staples	5.0%
Communications	5.7%
Materials	5.9%
Industrials	9.3%
Financials	11.3%
Consumer Discretionary	13.1%
Technology	37.1%

Material Fund Changes

No material changes occurred during the year ended August 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oaem), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent Emerging Markets ETF

Annual Shareholder Report - August 31, 2024

TSR-AR 083124-OAEM

OneAscent International Equity ETF

(OAIM) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about OneAscent International Equity ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://investments.oneascent.com/etfs/oaim. You can also request this information by contacting us at (800) 222-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent International Equity ETF	$101	0.95%

How did the Fund perform during the reporting period?

The OneAscent International Equity ETF (OAIM) at +13.45% underperformed the index (MSCI ACWI ex-USA Index) at +18.21% during the fiscal year. Although the overall market was strong during the period, stock selection, primarily in the financial sector, was the biggest drag on the portfolio. Financials is the most heavily weighted sector in the index at 21% and was second only to Technology as the best performing sector. However, the Fund was underweight financials (15% in the fund vs. 21% in the index) and financials in the Fund only rose by 8% compared to the 28% in the index. The underweight and the stock selection within financials accounted for most of the performance gap.

The next biggest drag on performance was from cash where the Fund was holding a higher-than-normal level which reflected the portfolio management team’s cautious outlook. However, the Fund’s overweight Technology holdings was the biggest contributor to performance in the period. The Fund was overweight technology (24% in the Fund vs 13% in the index) and outperformed (39% in the Fund vs 32% in the index). The Fund’s consumer discretionary allocation was the second-best contributor to performance by sector, where the Fund was underweight the index (4% vs 11.4%) but outperformed the index (21% vs 6.7%) in that sector.

By region, the Fund performed well in Asia Pacific where it was underweight relative to the index but outperformed (21% for the Fund vs 16% for the index). The opposite was true in Europe where the Fund was also underweight but also underperformed (12% for the Fund vs 21% for the index). A combination of that underweight and poor stock selection led to the underperformance in that region.

The management team continues to be very selective with new additions to the portfolio given valuation concerns in some sectors and regions, along with the many geopolitical risks globally, including the Israel/Hamas and Russia/Ukraine wars, along with the growing expansionist provocations from China.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

OneAscent International Equity ETF - NAV
MSCI ACWI ex USA Index
$13,830
$12,890
$11,950
$11,010
$10,070
$9,130
$13,829
$13,425
09/14/22
09/30/22
12/31/22
03/31/23
06/30/23
09/30/23
12/31/23
03/31/24
06/30/24
08/31/24

	OneAscent International Equity ETF - NAV	MSCI ACWI ex USA Index
09/14/22	$10,000	$10,000
09/30/22	$9,224	$9,136
12/31/22	$10,672	$10,441
03/31/23	$11,835	$11,158
06/30/23	$12,317	$11,430
09/30/23	$11,484	$10,998
12/31/23	$12,475	$12,071
03/31/24	$13,115	$12,637
06/30/24	$13,209	$12,758
08/31/24	$13,829	$13,425

Average Annual Total Returns

	1 Year	Since Inception (September 14, 2022)
OneAscent International Equity ETF - NAV	13.45%	17.97%
OneAscent International Equity ETF - Market Price	13.30%	18.18%
MSCI ACWI ex USA Index	18.21%	16.20%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$132,319,387
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$732,792
Portfolio Turnover	31%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	4.7%
DBS Group Holdings Ltd.	3.8%
Aker BP ASA	3.1%
Dollarama, Inc.	3.0%
KBC Group N.V.	3.0%
Olympus Corp.	3.0%
Smurfit WestRock plc	2.8%
Rio Tinto plc	2.7%
CRH plc	2.7%
Bank Rakyat Indonesia Persero Tbk P.T.	2.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
21.7%
Financials
14.2%
Industrials
12.8%
Materials
12.8%
Consumer Staples
10.2%
Health Care
6.8%
Energy
4.4%
Communications
0.9%
Other Assets in Excess of Liabilities
16.2%

Value	Value
Other Assets in Excess of Liabilities	16.2%
Communications	0.9%
Energy	4.4%
Health Care	6.8%
Consumer Staples	10.2%
Materials	12.8%
Industrials	12.8%
Financials	14.2%
Technology	21.7%

Material Fund Changes

No material changes occurred during the year ended August 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oaim), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent International Equity ETF

Annual Shareholder Report - August 31, 2024

TSR-AR 083124-OAIM

OneAscent Large Cap Core ETF

(OALC) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about OneAscent Large Cap Core ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://investments.oneascent.com/etfs/oalc. You can also request this information by contacting us at (800) 222-8274.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Large Cap Core ETF	$65	0.58%

How did the Fund perform during the reporting period?

The OneAscent Large Cap Core Fund (OALC) at +23.31% underperformed the +27.14% returns of the index (S&P 500 Index) during the fiscal year. By sector, the Fund underperformed in the most heavily weighted sector, technology. This was due to a combination of not owning much of the top 7 stocks (in the index) by market cap but also generally poor stock selection. The Fund's technology stocks were up 28.7% compared to 38.8% in the index. Poor stock selection in consumer staples also proved to be a drag on performance while consumer discretionary and financials were the biggest contributors.

While the Fund has been run with an active approach since its November 2021 inception, the management team, decided to change the mandate during the fiscal year to more closely replicate the returns of the S&P 500 Index. As of 4/29/24, the Fund has been managed with an index-based approach and is now attempting to achieve index-like returns with a much lower tracking error, holding approximately 200 companies, and, hence, a lower deviation from the index returns.

The management team still applies the OneAscent values-based screening methodology and, therefore, will still be screening out companies that violate the Funds mandate and the firm’s values.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

OneAscent Large Cap Core ETF - NAV
S&P 500® Index
$12,640
$11,600
$10,560
$9,520
$8,480
$7,440
$12,605
$11,575
11/15/21
12/31/21
03/31/22
06/30/22
09/30/22
12/31/22
03/31/23
06/30/23
09/30/23
12/31/23
03/31/24
06/30/24
08/31/24

	OneAscent Large Cap Core ETF - NAV	S&P 500® Index
11/15/21	$10,000	$10,000
12/31/21	$10,058	$10,197
03/31/22	$9,153	$9,728
06/30/22	$7,932	$8,162
09/30/22	$7,444	$7,763
12/31/22	$8,242	$8,350
03/31/23	$8,872	$8,976
06/30/23	$9,214	$9,761
09/30/23	$9,037	$9,442
12/31/23	$10,062	$10,546
03/31/24	$11,014	$11,659
06/30/24	$11,264	$12,158
08/31/24	$11,575	$12,605

Average Annual Total Returns

	1 Year	Since Inception (November 15, 2021)
OneAscent Large Cap Core ETF - NAV	23.31%	5.38%
OneAscent Large Cap Core ETF - Market Price	23.33%	5.42%
S&P 500® Index	27.14%	8.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$116,212,140
Number of Portfolio Holdings	198
Advisory Fee (net of waivers)	$240,090
Portfolio Turnover	95%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	6.9%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	2.0%
Alphabet, Inc., Class C	2.0%
Broadcom, Inc.	1.8%
JPMorgan Chase & Co.	1.8%
Eli Lilly & Co.	1.6%
Visa, Inc., Class A	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
34.4%
Health Care
11.5%
Communications
10.4%
Financials
10.3%
Consumer Discretionary
9.9%
Industrials
7.1%
Consumer Staples
6.8%
Energy
3.1%
Utilities
2.7%
Materials
1.7%
Real Estate
1.3%
Other Assets in Excess of Liabilities
0.8%

Value	Value
Other Assets in Excess of Liabilities	0.8%
Real Estate	1.3%
Materials	1.7%
Utilities	2.7%
Energy	3.1%
Consumer Staples	6.8%
Industrials	7.1%
Consumer Discretionary	9.9%
Financials	10.3%
Communications	10.4%
Health Care	11.5%
Technology	34.4%

Material Fund Changes

Effective April 29, 2024, the Fund adjusted its investment objective and strategy to more closely replicate the returns of the S&P 500 Index, before deduction of expenses, using an investment universe that is subjected to the OneAscent Values-Based Screening process. The Fund targets approximately 200 equity securities and a 2% tracking error.

Prior to the changes, OneAscent managed the portfolio in more active manner in order to achieve the Fund's then current objective of capital appreciation.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oalc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent Large Cap Core ETF

Annual Shareholder Report - August 31, 2024

TSR-AR 083124-OALC

OneAscent Small Cap Core ETF

(OASC) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about OneAscent Small Cap Core ETF for the period of June 12, 2024 to August 31, 2024. You can find additional information about the Fund at https://investments.oneascent.com/etfs/oasc. You can also request this information by contacting us at 1-800-222-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment. Amount shown reflects the expenses of the Fund from inception date through August 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Small Cap Core ETF	$15	0.64%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

OneAscent Small Cap Core ETF - NAV
S&P 500® Index
S&P SmallCap 600® Index
$11,040
$10,820
$10,600
$10,380
$10,160
$9,940
$11,004
$10,856
$10,450
06/12/24
06/30/24
08/31/24

	OneAscent Small Cap Core ETF - NAV	S&P 500® Index	S&P SmallCap 600® Index
06/12/24	$10,000	$10,000	$10,000
06/30/24	$9,992	$10,080	$9,942
08/31/24	$11,004	$10,450	$10,856

Average Annual Total Returns

Since Inception (June 12, 2024)
OneAscent Small Cap Core ETF - NAV	10.04%
OneAscent Small Cap Core ETF - Market Price	10.08%
S&P 500® Index	4.50%
S&P SmallCap 600® Index	8.56%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$11,005,762
Number of Portfolio Holdings	208
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mueller Industries, Inc.	1.2%
SPX Technologies, Inc.	1.1%
Meritage Homes Corp.	1.1%
Ensign Group, Inc. (The)	1.1%
V.F. Corp.	0.9%
S&T Bancorp, Inc.	0.9%
SPS Commerce, Inc.	0.9%
UniFirst Corp.	0.9%
Badger Meter, Inc.	0.8%
First Hawaiian, Inc.	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
20.4%
Consumer Discretionary
17.9%
Industrials
13.1%
Technology
12.6%
Materials
8.1%
Health Care
7.9%
Real Estate
6.0%
Energy
4.0%
Utilities
3.2%
Communications
2.3%
Consumer Staples
1.4%
Other Assets in Excess of Liabilities
3.1%

Value	Value
Other Assets in Excess of Liabilities	3.1%
Consumer Staples	1.4%
Communications	2.3%
Utilities	3.2%
Energy	4.0%
Real Estate	6.0%
Health Care	7.9%
Materials	8.1%
Technology	12.6%
Industrials	13.1%
Consumer Discretionary	17.9%
Financials	20.4%

Material Fund Changes

No material changes occurred during the year ended August 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oasc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent Small Cap Core ETF

Annual Shareholder Report - August 31, 2024

TSR-AR 083124-OASC

Tactical Multi-Purpose Fund

Tactical Multi-Purpose Fund (TMPFX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Tactical Multi-Purpose Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 550-1071.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tactical Multi-Purpose Fund	$105	1.00%

How did the Fund perform during the reporting period?

The Fund seeks positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets. The Fund is designed to be used by the Fisher Asset MAnagement, LLC d/b/a Fisher Investments (the "Adviser") to facilitate moving groups of its clients into and out of defensive and special situation investments efficiently, based on the Adviser’s perceptions of market risks and opportunities.

During the fiscal year ended August 31, 2024, the Adviser did not take a defensive position; therefore, the Fund was limited in size, with its assets invested mostly in T-Bills and cash equivalents. The Fund’s relative underperformance is reflective of its modest investment in T-Bills and cash equivalents for the period, which generated minimal interest.

Underperformance as compared to the ICE BofA 3-month U.S. Treasury Bill Index (the "Benchmark") is also in part due to the Fund’s 1.00% expense ratio (the performance of the index does not reflect the deduction of expenses). Due to the size of the investment, the Fund maintained a sizeable portion of the investments in cash equivalents to meet expense obligations. However, T-Bills were purchased throughout the period to opportunistically benefit from changes by the U.S. Federal Reserve to short rates. It is anticipated that similar positioning will continue until the Adviser utilizes the Fund for defensive purposes or prevailing short-term interest rates meaningfully change.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Tactical Multi-Purpose Fund
ICE BofA 3-Month U.S. Treasury Bill Index
Bloomberg U.S. Treasury Index
$15,000
$10,000
$5,000
$0
$11,677
$10,812
$10,567
Mar-2017
Aug-2017
Aug-2018
Aug-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024

	Tactical Multi-Purpose Fund	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg U.S. Treasury Index
Mar-2017	$10,000	$10,000	$10,000
Aug-2017	$9,980	$10,039	$10,258
Aug-2018	$9,930	$10,192	$10,100
Aug-2019	$9,950	$10,433	$11,148
Aug-2020	$9,930	$10,565	$11,926
Aug-2021	$9,840	$10,573	$11,675
Aug-2022	$9,800	$10,612	$10,414
Aug-2023	$10,110	$11,067	$10,198
Aug-2024	$10,567	$11,677	$10,812

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 30, 2017)
Tactical Multi-Purpose Fund	4.52%	1.21%	0.75%
Bloomberg U.S. Treasury Index	6.02%	-0.61%	1.06%
ICE BofA 3-Month U.S. Treasury Bill Index	5.51%	2.28%	2.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$26,417
Number of Portfolio Holdings	2
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
56.7%
Money Market Funds
48.0%
Liabilities in Excess of Other Assets
-4.7%

Value	Value
Liabilities in Excess of Other Assets	-4.7%
Money Market Funds	48.0%
U.S. Treasury Obligations	56.7%

Material Fund Changes

No material changes occurred during the year ended August 31, 2024.

Tactical Multi-Purpose Fund (TMPFX)

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083124-TMPFX

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.

(a)(2) Freddie Jacobs, Jr. is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

Tactical Multi-Purpose Fund:	FY 2024	$8,450
	FY 2023	$7,950

FIIG Retirement Funds	FY 2024	$65,500
	FY 2023	$60,600

FIIG US Small Cap Equity Fund	FY 2024	$15,800
	FY 2023	$14,600

FIIG All Foreign Equity Environmental and Social Values Fund	FY 2024	$16,400
	FY 2023	$15,150

FIIG US Large Cap Equity Environmental and Social Values Fund	FY 2024	$15,800
	FY 2023	$14,600

OneAscent Large Cap Core ETF:	FY 2024	$16,400
	FY 2023	$15,150

OneAscent Core Plus Bond ETF:	FY 2024	$16,950
	FY 2023	$15,700

OneAscent Emerging Markets ETF:	FY 2024	$17,450
	FY 2023	$16,150

OneAscent International Equity ETF:	FY 2024	$17,450
	FY 2023	$16,150

OneAscent Small Cap Core ETF:	FY 2024	$16,400
	FY 2023	$0

(b)	Audit-Related Fees

Tactical Multi-Purpose Fund:	FY 2024	$0
	FY 2023	$0

FIIG Retirement Funds	FY 2024	$0
	FY 2023	$0

FIIG US Small Cap Equity Fund	FY 2024	$0
	FY 2023	$0

FIIG All Foreign Equity Environmental and Social Values Fund	FY 2024	$0
	FY 2023	$0

FIIG US Large Cap Equity Environmental and Social Values Fund	FY 2024	$0
	FY 2023	$0

OneAscent Large Cap Core ETF:	FY 2024	$0
	FY 2023	$0

OneAscent Core Plus Bond ETF:	FY 2024	$0
	FY 2023	$0

OneAscent Emerging Markets ETF:	FY 2024	$0
	FY 2023	$0

OneAscent International Equity ETF:	FY 2024	$0
	FY 2023	$0

OneAscent Small Cap Core ETF:	FY 2024	$0
	FY 2023	$0

(c)	Tax Fees

Tactical Multi-Purpose Fund:	FY 2024	$3,300
	FY 2023	$3,300

FIIG Retirement Funds	FY 2024	$13,200
	FY 2023	$13,200

FIIG US Small Cap Equity Fund	FY 2024	$3,300
	FY 2023	$3,300

FIIG All Foreign Equity Environmental and Social Values Fund	FY 2024	$3,300
	FY 2023	$3,300

FIIG US Large Cap Equity Environmental and Social Values Fund	FY 2024	$3,300
	FY 2023	$3,300

OneAscent Large Cap Core ETF:	FY 2024	$3,300
	FY 2023	$3,300

OneAscent Core Plus Bond ETF:	FY 2024	$3,300
	FY 2023	$3,300

OneAscent Emerging Markets ETF:	FY 2024	$3,300
	FY 2023	$3,300

OneAscent International Equity ETF:	FY 2024	$3,300
	FY 2023	$3,300

OneAscent Small Cap Core ETF:	FY 2024	$3,300
	FY 2023	$0

Nature of the fees:	Preparation of the 1120 RIC and Excise review

(d)	All Other Fees

Tactical Multi-Purpose Fund:	FY 2024	$0
	FY 2023	$0

FIIG Retirement Funds	FY 2024	$0
	FY 2023	$0

FIIG US Small Cap Equity Fund	FY 2024	$0
	FY 2023	$0

FIIG All Foreign Equity Environmental and Social Values Fund	FY 2024	$0
	FY 2023	$0

FIIG US Large Cap Equity Environmental and Social Values Fund	FY 2024	$0
	FY 2023	$0

OneAscent Large Cap Core ETF:	FY 2024	$0
	FY 2023	$0

OneAscent Core Plus Bond ETF:	FY 2024	$0
	FY 2023	$0

OneAscent Emerging Markets ETF:	FY 2024	$0
	FY 2023	$0

OneAscent International Equity ETF:	FY 2024	$0
	FY 2023	$0

OneAscent Small Cap Core ETF:	FY 2024	$0
	FY 2023	$0

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)      The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2024	$0	$0
FY 2023	$0	$0

(h)      Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies. Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The audit committee consists of Daniel J. Condon, Freddie Jacobs, Jr. and Ronald C. Tritschler.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)
FISHER INVESTMENTS INSTITUTIONAL
GROUP FUND FAMILY

Financial Statements

August 31, 2024

Fisher Investments Institutional Group

All Foreign Equity Environmental and Social Values Fund

Fund Adviser:

Fisher Asset Management, LLC
6500 International Parkway, Suite 2050
Plano, Texas 75093
(800) 851-8845

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments
August 31, 2024

COMMON STOCKS — 100.33%	Shares	Fair Value
Argentina — 1.98%
Consumer Discretionary — 1.98%
MercadoLibre, Inc.(a)	2	$4,122
Total Argentina		4,122

Australia — 2.20%
Health Care — 0.90%
CSL Ltd.	9	1,871

Technology — 1.30%
XERO LTD(a)	28	2,708
Total Australia		4,579

Brazil — 2.99%
Financials — 2.99%
Banco Bradesco SA - ADR	1,049	2,915
Itau Unibanco Holding SA - ADR	514	3,351
		6,266
Total Brazil		6,266

Canada — 3.31%
Financials — 1.15%
Royal Bank of Canada	20	2,415

Industrials — 0.99%
Canadian Pacific Kansas City Ltd.	25	2,074

Technology — 1.17%
Shopify, Inc., Class A(a)	33	2,444
Total Canada		6,933

China — 5.35%
Communications — 2.20%
NetEase, Inc. - ADR	18	1,448
Tencent Holdings Ltd. - ADR	65	3,153
		4,601
Consumer Discretionary — 2.93%
Alibaba Group Holding Ltd. - ADR	28	2,334
Geely Automobile Holdings Ltd.	800	905
Haier Smart Home Co. Ltd., H Shares	350	1,079
JD.com, Inc. - ADR	32	864
Meituan - ADR(a)	31	940
		6,122
Consumer Staples — 0.22%
China Mengniu Dairy Co. Ltd.	275	468
Total China		11,191

Denmark — 5.04%
Energy — 0.71%
Vestas Wind Systems A/S(a)	65	1,492

See accompanying notes which are an integral part of these financial statements.

1

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
August 31, 2024

COMMON STOCKS — 100.33% - continued	Shares	Fair Value
Denmark — 5.04% - continued
Health Care — 4.33%
Coloplast A/S - ADR	51	$697
Novo Nordisk A/S	60	8,341
		9,038
Total Denmark		10,530

France — 13.76%
Consumer Discretionary — 4.40%
Cia Generale de Establissements Michelin SCA	51	2,001
Hermes International SA	3	7,192
		9,193
Consumer Staples — 1.26%
L’Oreal SA	6	2,630

Financials — 2.03%
BNP Paribas SA	25	1,729
Credit Agricole SA	115	1,799
Societe Generale SA	29	700
		4,228
Health Care — 0.96%
Sanofi	18	2,013

Industrials — 1.18%
Aeroports de Paris	14	1,834
Vinci SA - ADR	21	626
		2,460
Materials — 2.72%
Cie de Saint-Gobain	65	5,681

Technology — 1.21%
Dassault Systems SE	65	2,534
Total France		28,739

Germany — 6.44%
Consumer Staples — 1.46%
Beiersdorf AG	21	3,035

Financials — 0.75%
Deutsche Boerse AG	7	1,570

Industrials — 3.29%
Deutsche Post AG	72	3,118
Siemens AG	20	3,756
		6,874
Technology — 0.94%
SAP SE	9	1,967
Total Germany		13,446

See accompanying notes which are an integral part of these financial statements.

2

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
August 31, 2024

COMMON STOCKS — 100.33% - continued	Shares	Fair Value
India — 2.36%
Financials — 1.20%
HDFC Bank Ltd. - ADR	41	$2,506

Technology — 1.16%
Infosys Ltd. - ADR	104	2,421
Total India		4,927

Indonesia — 0.74%
Financials — 0.74%
Bank Rakyat Indonesia Persero Tbk PT - ADR	94	1,547
Total Indonesia		1,547

Israel — 0.50%
Technology — 0.50%
NICE-Systems Ltd. - ADR(a)	6	1,042
Total Israel		1,042

Italy — 2.45%
Energy — 1.79%
Eni SpA	231	3,746

Financials — 0.66%
Intesa Sanpaolo SpA	329	1,369
Total Italy		5,115

Japan — 10.77%
Consumer Discretionary — 0.91%
Toyota Motor Corp. - ADR	10	1,898

Financials — 4.16%
Mitsubishi UFJ Financial Group, Inc. - ADR	318	3,349
Nomura Holdings, Inc. - ADR	314	1,837
Sumitomo Mitsui Financial Group, Inc. - ADR	264	3,492
		8,678
Health Care — 0.27%
Eisai Co Ltd - ADR	55	570

Industrials — 4.85%
Daifuku Co. Ltd. - ADR	156	1,494
FANUC Corp. - ADR	103	1,516
Keyence Corp.	12	5,714
Kubota Corp.	100	1,392
		10,116
Technology — 0.58%
OBIC Co. Ltd.	7	1,211
Total Japan		22,473

See accompanying notes which are an integral part of these financial statements.

3

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
August 31, 2024

COMMON STOCKS — 100.33% - continued	Shares	Fair Value
Korea (Republic of) — 2.72%
Technology — 2.72%
Samsung Electronics Co. Ltd.	102	$5,673
Total Korea (Republic of)		5,673

Netherlands — 8.68%
Financials — 0.87%
ING Groep NV	100	1,812

Technology — 7.81%
ASML Holding NV	10	8,974
NXP Semiconductors NV	18	4,614
Wolters Kluwer NV	16	2,726
		16,314
Total Netherlands		18,126

Norway — 1.61%
Energy — 1.61%
Equinor ASA	127	3,371
Total Norway		3,371

Spain — 3.44%
Consumer Discretionary — 1.48%
Industria de Diseno Textil SA	57	3,086

Energy — 1.46%
Repsol SA	221	3,042

Financials — 0.50%
Banco Santander SA	209	1,039
Total Spain		7,167

Sweden — 2.16%
Consumer Discretionary — 1.11%
H&M Hennes & Mauritz AB, Class B	146	2,311

Industrials — 1.05%
Atlas Copco AB	121	2,194
Total Sweden		4,505

Switzerland — 1.75%
Industrials — 1.75%
ABB Ltd.	64	3,660
Total Switzerland		3,660

Taiwan Province of China — 6.16%
Technology — 6.16%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	75	12,878
Total Taiwan Province of China		12,878

See accompanying notes which are an integral part of these financial statements.

4

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
August 31, 2024

COMMON STOCKS — 100.33% - continued	Shares	Fair Value
United Kingdom — 15.92%
Consumer Discretionary — 1.53%
Next PLC	24	$3,204

Consumer Staples — 2.14%
Coca-Cola European Partners PLC	40	3,220
Reckitt Benckiser Group PLC	22	1,261
		4,481
Energy — 1.87%
BP PLC	688	3,880

Financials — 0.89%
Barclays PLC	618	1,854

Health Care — 2.09%
AstraZeneca PLC	25	4,358

Materials — 5.11%
Anglo American PLC	98	2,843
Antofagasta PLC	211	5,134
Rio Tinto PLC	43	2,694
		10,671
Technology — 2.29%
Experian PLC	99	4,790
Total United Kingdom		33,238
Total Common Stocks (Cost $157,852)		209,528

MONEY MARKET FUNDS - 2.94%
First American Government Obligations Fund, Class X, 5.22%(b)	6,150	6,150
Total Money Market Funds (Cost $6,150)		6,150

Total Investments — 103.27% (Cost $164,002)		215,678
Liabilities in Excess of Other Assets — (3.27)%		(6,837)
NET ASSETS — 100.00%		$208,841

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of August 31, 2024.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

5

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Statement of Assets and Liabilities
August 31, 2024

Assets
Investments in securities at fair value (cost $164,002)	$215,678
Dividends receivable	412
Receivable from Adviser	16,064
Prepaid expenses	5,372
Total Assets	237,526

Liabilities
Payable to affiliates	5,830
Accrued audit and tax fees	20,200
Other accrued expenses	2,655
Total Liabilities	28,685
Net Assets	$208,841

Net Assets consist of:
Paid-in capital	$162,962
Accumulated earnings	45,879
Net Assets	$208,841
Shares outstanding (unlimited number of shares authorized, no par value)	16,091
Net asset value, offering and redemption price per share	$12.98

See accompanying notes which are an integral part of these financial statements.

6

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Statement of Operations
For the Year Ended August 31, 2024

Investment Income
Dividend income (net of foreign taxes withheld of $912)	$4,470
Total investment income	4,470

Expenses
Administration	58,242
Audit and tax	20,200
Legal	19,966
Trustee	16,014
Transfer agent	13,039
Compliance services	12,000
Custodian	5,300
Report printing	3,791
Pricing	3,329
Registration	1,845
Adviser	1,169
Miscellaneous	29,408
Total expenses	184,303
Fees waived and/or expenses reimbursed by Adviser	(183,000)
Net operating expenses	1,303
Net investment income	3,167

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(4,945)
Net realized loss on foreign currency translations	(36)
Net change in unrealized appreciation of investment securities	32,597
Net change in unrealized appreciation of foreign currency	6
Net realized and change in unrealized gain on investments	27,622
Net increase in net assets resulting from operations	$30,789

See accompanying notes which are an integral part of these financial statements.

7

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Statements of Changes in Net Assets

	For the Year	For the Year
	Ended August	Ended August
	31, 2024	31, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$3,167	$2,890
Net realized loss on investment securities transactions	(4,981)	(479)
Net change in unrealized appreciation of investment securities	32,603	24,952
Net increase in net assets resulting from operations	30,789	27,363

Distributions From:
Earnings	(2,968)	(2,634)
Total distributions	(2,968)	(2,634)

Capital Transactions
Reinvestment of distributions	2,968	2,634
Net increase in net assets resulting from capital transactions	2,968	2,634
Total Increase in Net Assets	30,789	27,363

Net Assets
Beginning of year	178,052	150,689
End of year	$208,841	$178,052

Share Transactions
Shares issued in reinvestment of distributions	253	263
Net increase in shares	253	263

See accompanying notes which are an integral part of these financial statements.

8

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Financial Highlights

(For a share outstanding during each period)

					For the
	For the	For the	For the	For the	Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2024	2023	2022	2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$11.24	$9.67	$13.84	$10.36	$10.00

Investment operations:
Net investment income	0.20	0.18	0.19	0.14	0.01
Net realized and unrealized gain (loss)	1.73	1.56	(3.91)	3.38	0.35
Total from investment operations	1.93	1.74	(3.72)	3.52	0.36

Less distributions to shareholders from:
Net investment income	(0.19)	(0.17)	(0.16)	(0.04)	—
Net realized gains	—	—	(0.29)	—	—
Total distributions	(0.19)	(0.17)	(0.45)	(0.04)	—

Net asset value, end of period	$12.98	$11.24	$9.67	$13.84	$10.36

Total Return(b)	17.32%	18.20%	(27.71)%	34.07%	3.60	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$209	$178	$151	$208	$155
Ratio of net expenses to average net assets	0.68%	0.68%	0.68%	0.68%	0.68	% (d)
Ratio of gross expenses to average net assets before waiver and reimbursement	96.19%	104.85%	93.97%	80.18%	201.44	% (d)
Ratio of net investment income to average net assets	1.65%	1.73%	1.56%	1.15%	0.98	% (d)
Portfolio turnover rate	28%	18%	22%	17%	4	% (c)

(a)	For the period July 17, 2020 (commencement of operations) to August 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

9

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements
August 31, 2024

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on July 17, 2020. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek to outperform, net of fees and expenses, the return of the MSCI ACWI ex U.S. Index.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate

10

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
August 31, 2024

of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended August 31, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the fiscal year ended August 31, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds of the Trust based on each Fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest

11

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
August 31, 2024

income is recorded on an accrual basis. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

For the fiscal year ended August 31, 2024, the Fund made the following reclassifications to increase (decrease) the components of net assets:

Paid-In Capital	Accumulated Deficit
$1	$(1)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use

12

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
August 31, 2024

in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

13

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
August 31, 2024

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

14

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
August 31, 2024

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2024:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$209,528	$—	$—	$209,528
Money Market Funds	6,150	—	—	6,150
Total	$215,678	$—	$—	$215,678

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.61% of the Fund’s average daily net assets. For the fiscal year ended August 31, 2024, the Adviser earned management fees of $1,169 from the Fund before the fee waiver and expense reimbursement described below.

The Adviser has contractually agreed to waive its management fee and/or to reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.68% of the Fund’s average daily net assets through December 31, 2028 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon 60 days’ written notice to the Adviser. For the fiscal year ended August 31, 2024, the Adviser waived fees and/or reimbursed expenses in the amount of $183,000 for the Fund. At August 31, 2024, the Adviser owed the Fund $16,064.

15

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
August 31, 2024

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of August 31, 2024, the Adviser may seek repayment of fee waivers and expense reimbursements in amounts as follows:

Recoverable Through
August 31, 2025	$169,173
August 31, 2026	174,056
August 31, 2027	183,000

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the Interested Trustee began receiving the same compensation as the Independent Trustees.

16

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
August 31, 2024

NOTE 5. INVESTMENT TRANSACTIONS

For the fiscal year ended August 31, 2024, purchases and sales of investment securities, other than short-term investments, were $53,008 and $55,117, respectively.

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended August 31, 2024.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of August 31, 2024, the Adviser owned 100% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At August 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$60,108
Gross unrealized depreciation	(9,186)
Net unrealized appreciation on investments	$50,922

Tax cost of investments	$164,756

The tax character of distributions paid for the fiscal years ended August 31, 2024 and August 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income(a)	$2,968	$2,634
Total distributions paid	$2,968	$2,634

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,596
Accumulated capital and other losses	(7,639)
Unrealized appreciation on investments	50,922
Total accumulated earnings	$45,879

17

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
August 31, 2024

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales.

As of August 31, 2024, the Fund had accumulated short-term capital loss carryforwards of $2,338 and long-term capital loss carryforwards of $5,301, not subject to expiration.

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2024, the Fund had 25.84% of the value of its net assets invested in stocks within the Technology sector.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

18

Report of Independent Registered Public Accounting Firm

To the Shareholders of Fisher Investment Institutional Group Fund Family and
Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund (the “Fund”), a series of Unified Series Trust, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the years ended August 31, 2024, 2023, 2022, and 2021 and for the period July 17, 2020 (commencement of operations) to August 31, 2020, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended August 31, 2024, 2023, 2022, and 2021 and for the period July 17, 2020 (commencement of operations) to August 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Fisher Asset Management, LLC since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 30, 2024

19

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 100% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2024 ordinary income dividends, 0% qualifies for the corporate dividends received deduction.

For the fiscal year ended August 31, 2024, the Fund designated $0 as long-term capital gain distributions.

20

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 851-8845 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chair David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Fisher Asset Management, LLC 6500 International Parkway, Suite 2050 Plano, TX 75093	CUSTODIAN U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fees and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY

Financial Statements

August 31, 2024

Fisher Investments Institutional Group

Stock Fund for Retirement Plans

Fisher Investments Institutional Group

ESG Stock Fund for Retirement Plans

Fisher Investments Institutional Group

Fixed Income Fund for Retirement Plans

Fisher Investments Institutional Group

ESG Fixed Income Fund for Retirement Plans

Fund Adviser:

Fisher Asset Management, LLC

6500 International Parkway, Suite 2050

Plano, Texas 75093

(800) 851-8845

Fisher Investments Institutional Group Stock Fund For
Retirement Plans
Schedule of Investments
August 31, 2024

COMMON STOCKS — 99.60%	Shares	Fair Value
Australia — 0.51%
Materials — 0.51%
BHP Group Ltd.	26	$717
Rio Tinto Ltd.	10	755
		1,472
Total Australia		1,472

Brazil — 0.89%
Financials — 0.75%
Banco Bradesco S.A. - ADR	357	992
Itau Unibanco Holding SA - ADR	183	1,193
		2,185
Materials — 0.14%
Vale SA - ADR	38	400
Total Brazil		2,585

Canada — 2.53%
Energy — 0.40%
Suncor Energy, Inc.	29	1,176

Industrials — 0.74%
Canadian Pacific Kansas City Ltd.	26	2,156

Materials — 1.39%
Hudbay Minerals, Inc.	232	1,893
Lundin Mining Corp.	208	2,159
		4,052
Total Canada		7,384

China — 1.10%
Communications — 0.53%
Tencent Holdings Ltd. - ADR	32	1,552

Consumer Discretionary — 0.46%
Alibaba Group Holding Ltd. - ADR	16	1,333

Health Care — 0.11%
Sino Biopharmaceutical Ltd. - ADR	41	318
Total China		3,203

France — 2.47%
Consumer Discretionary — 0.71%
Kering SA - ADR	72	2,063

Energy — 0.62%
TotalEnergies SE	26	1,787

Financials — 0.55%
BNP Paribas SA	23	1,591

See accompanying notes which are an integral part of these financial statements.

1

Fisher Investments Institutional Group Stock Fund For
Retirement Plans
Schedule of Investments (continued)
August 31, 2024

COMMON STOCKS — 99.60% - continued	Shares	Fair Value
France — 2.47% - continued
Technology — 0.59%
Dassault Systems SE	44	$1,716
Total France		7,157

Germany — 3.53%
Consumer Discretionary — 1.87%
adidas AG	12	3,077
Mercedes-Benz Group AG	28	1,929
Sixt SE	6	423
		5,429
Industrials — 1.66%
MTU Aero Engines AG	8	2,387
Siemens AG	13	2,441
		4,828
Total Germany		10,257

India — 0.52%
Technology — 0.52%
Infosys Ltd. - ADR	65	1,513
Total India		1,513

Italy — 1.52%
Energy — 0.56%
Eni SpA	101	1,638

Financials — 0.96%
Intesa Sanpaolo SpA	672	2,796
Total Italy		4,434

Japan — 1.98%
Industrials — 1.98%
Daifuku Co. Ltd. - ADR	85	814
FANUC Corp. - ADR	99	1,457
SMC Corp. - ADR	98	2,264
Yaskawa Electric Corp. - ADR	18	1,207
		5,742
Total Japan		5,742

Korea (Republic of) — 1.44%
Technology — 1.44%
Samsung Electronics Co. Ltd. - GDR	3	4,173
Total Korea (Republic of)		4,173

Netherlands — 2.12%
Financials — 0.58%
ING Groep NV	93	1,685

See accompanying notes which are an integral part of these financial statements.

2

Fisher Investments Institutional Group Stock Fund For
Retirement Plans
Schedule of Investments (continued)
August 31, 2024

COMMON STOCKS — 99.60% - continued	Shares	Fair Value
Netherlands — 2.12% - continued
Technology — 1.54%
ASML Holding NV	5	$4,487
Total Netherlands		6,172

Spain — 1.73%
Financials — 1.73%
Banco Bilbao Vizcaya Argentaria SA	250	2,650
Banco Santander SA	479	2,380
		5,030
Total Spain		5,030

Switzerland — 0.54%
Health Care — 0.54%
Novartis AG	13	1,561
Total Switzerland		1,561

Taiwan Province of China — 3.01%
Technology — 3.01%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	51	8,757
Total Taiwan Province of China		8,757

United Kingdom — 2.24%
Consumer Staples — 0.08%
Haleon PLC	44	221

Energy — 1.42%
BP PLC	248	1,398
Shell PLC	77	2,732
		4,130
Health Care — 0.74%
AstraZeneca PLC	8	1,395
GSK PLC	35	762
		2,157
Total United Kingdom		6,508

United States — 73.47%
Communications — 6.10%
Alphabet, Inc., Class A	53	8,660
Meta Platforms, Inc., Class A	12	6,256
Netflix, Inc. (a)	4	2,805
		17,721
Consumer Discretionary — 6.47%
Amazon.com, Inc.(a)	40	7,141
Home Depot, Inc. (The)	8	2,948
Starbucks Corp.	13	1,229
Toll Brothers, Inc.	38	5,475
Wynn Resorts Ltd.	26	1,999
		18,792

See accompanying notes which are an integral part of these financial statements.

3

Fisher Investments Institutional Group Stock Fund For
Retirement Plans
Schedule of Investments (continued)
August 31, 2024

COMMON STOCKS — 99.60% - continued	Shares	Fair Value
United States — 73.47% - continued
Consumer Staples — 6.58%
Coca-Cola Co./The	42	$3,044
Costco Wholesale Corp.	6	5,355
PepsiCo, Inc.	13	2,247
Procter & Gamble Co. (The)	21	3,602
Walmart, Inc.	63	4,865
		19,113
Energy — 3.80%
Chevron Corp.	30	4,439
Exxon Mobil Corp.	45	5,307
Marathon Oil Corp.	45	1,289
		11,035
Financials — 10.07%
American Express Co.	13	3,362
Bank of America Corp.	67	2,730
BlackRock, Inc.	3	2,706
Citigroup, Inc.	42	2,631
Goldman Sachs Group, Inc. (The)	5	2,551
Invesco Ltd.	52	889
Jefferies Financial Group, Inc.	25	1,499
JPMorgan Chase & Co.	14	3,147
MasterCard, Inc., Class A	6	2,900
Morgan Stanley	29	3,005
T. Rowe Price Group, Inc.	10	1,060
Visa, Inc., Class A	10	2,764
		29,244
Health Care — 10.93%
Abbott Laboratories	9	1,019
Danaher Corp.	5	1,347
Eli Lilly & Co.	8	7,680
Exact Sciences Corp.(a)	14	864
Intuitive Surgical, Inc.(a)	9	4,433
Johnson & Johnson	20	3,317
Merck & Co., Inc.	21	2,487
Pfizer, Inc.	84	2,437
PTC Therapeutics, Inc.(a)	15	530
Sarepta Therapeutics, Inc.(a)	5	679
Stryker Corp.	6	2,163
Thermo Fisher Scientific, Inc.	3	1,845
UnitedHealth Group, Inc.	5	2,951
		31,752
Industrials — 7.74%
A.O. Smith Corp.	23	1,926
AeroVironment, Inc.(a)	17	3,465
Boeing Co. (The)(a)	10	1,737
Carrier Global Corp.	6	437
Cummins, Inc.	10	3,129

See accompanying notes which are an integral part of these financial statements.

4

Fisher Investments Institutional Group Stock Fund For
Retirement Plans
Schedule of Investments (continued)
August 31, 2024

COMMON STOCKS — 99.60% - continued	Shares	Fair Value
United States — 73.47% - continued
Industrials — 7.74% - continued
Deere & Co.	6	$2,315
IDEX Corp.	7	1,445
Lennox International, Inc.	7	4,131
Otis Worldwide Corp.	3	284
Rockwell Automation, Inc.	6	1,632
RTX Corp.	16	1,973
		22,474
Materials — 0.71%
Cleveland-Cliffs, Inc. (a)	69	901
Materion Corp.	10	1,160
		2,061
Technology — 21.07%
Adobe, Inc.(a)	5	2,872
Advanced Micro Devices, Inc.(a)	24	3,565
Apple, Inc.	57	13,053
Autodesk, Inc.(a)	7	1,809
Intuit, Inc.	4	2,521
Microsoft Corp.	27	11,263
NVIDIA Corp.	152	18,144
Oracle Corp.	22	3,108
Salesforce, Inc.	9	2,276
ServiceNow, Inc.(a)	3	2,565
		61,176
Total United States		213,368
Total Common Stocks — (Cost $179,597)		289,316

MONEY MARKET FUNDS — 0.26%
First American Government Obligations Fund, Class X, 5.22%(b)	751	751
Total Money Market Funds (Cost $751)		751

Total Investments — 99.86% (Cost $180,348)		290,067
Other Assets in Excess of Liabilities — 0.14%		408
NET ASSETS — 100.00%		$290,475

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of August 31, 2024.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

5

Fisher Investments Institutional Group ESG Stock Fund For
Retirement Plans
Schedule of Investments
August 31, 2024

COMMON STOCKS — 99.27%	Shares	Fair Value
Brazil — 1.10%
Financials — 1.10%
Banco Bradesco S.A. - ADR	521	$1,448
Itau Unibanco Holding SA - ADR	277	1,806
		3,254
Total Brazil		3,254

Canada — 0.79%
Materials — 0.79%
Hudbay Minerals Inc.	158	1,290
Lundin Mining Corp.	100	1,037
		2,327
Total Canada		2,327

China — 1.08%
Communications — 0.49%
Tencent Holdings Ltd. - ADR	30	1,455

Consumer Discretionary — 0.48%
Alibaba Group Holding Ltd. - ADR	17	1,417

Health Care — 0.11%
Sino Biopharmaceutical Ltd. - ADR	42	326
Total China		3,198

Denmark — 0.76%
Industrials — 0.76%
Vestas Wind Systems A/S(a)	98	2,249
Total Denmark		2,249

France — 2.92%
Consumer Discretionary — 0.70%
Kering SA - ADR	72	2,063

Energy — 0.70%
TotalEnergies SE	30	2,062

Financials — 0.87%
BNP Paribas SA	37	2,559

Technology — 0.65%
Dassault Systems SE	49	1,911
Total France		8,595

Germany — 3.14%
Consumer Discretionary — 2.18%
adidas AG	13	3,333
Mercedes-Benz Group AG	39	2,687
Sixt SE	6	423
		6,443

See accompanying notes which are an integral part of these financial statements.

6

Fisher Investments Institutional Group ESG Stock Fund For
Retirement Plans
Schedule of Investments (continued)
August 31, 2024

COMMON STOCKS — 99.27% - continued	Shares	Fair Value
Germany — 3.14% - continued
Industrials — 0.96%
Siemens AG	15	$2,817
Total Germany		9,260

India — 0.37%
Technology — 0.37%
Infosys Ltd. - ADR	47	1,094
Total India		1,094

Italy — 2.09%
Energy — 1.06%
Eni SpA	192	3,114

Financials — 1.03%
Intesa Sanpaolo SpA	730	3,037
Total Italy		6,151

Japan — 1.29%
Industrials — 1.29%
Daifuku Co. Ltd. - ADR	64	613
FANUC Corp. - ADR	92	1,354
Yaskawa Electric Corp. - ADR	27	1,811
		3,778
Total Japan		3,778

Korea (Republic of) — 0.95%
Technology — 0.95%
Samsung Electronics Co. Ltd. - GDR	2	2,782
Total Korea (Republic of)		2,782

Netherlands — 1.83%
Technology — 1.83%
ASML Holding NV	6	5,385
Total Netherlands		5,385

Norway — 1.23%
Energy — 1.23%
Equinor ASA	136	3,610
Total Norway		3,610

Spain — 1.73%
Financials — 1.73%
Banco Bilbao Vizcaya Argentaria SA	266	2,819
Banco Santander SA	457	2,271
		5,090
Total Spain		5,090

See accompanying notes which are an integral part of these financial statements.

7

Fisher Investments Institutional Group ESG Stock Fund For
Retirement Plans
Schedule of Investments (continued)
August 31, 2024

COMMON STOCKS — 99.27% - continued	Shares	Fair Value
Switzerland — 0.89%
Industrials — 0.89%
ABB Ltd.	46	$2,631
Total Switzerland		2,631

Taiwan Province of China — 3.04%
Technology — 3.04%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	52	8,928
Total Taiwan Province of China		8,928

United Kingdom — 5.02%
Consumer Staples — 0.57%
Unilever PLC	26	1,674

Energy — 2.45%
BP PLC	675	3,807
Shell PLC	97	3,414
		7,221
Health Care — 0.59%
AstraZeneca PLC	10	1,743

Materials — 1.41%
Anglo American PLC	55	1,595
Antofagasta PLC	105	2,555
		4,150
Total United Kingdom		14,788

United States — 71.04%
Communications — 3.68%
Alphabet, Inc., Class A	49	8,006
Netflix, Inc.(a)	4	2,805
		10,811
Consumer Discretionary — 5.37%
Amazon.com, Inc.(a)	39	6,961
Home Depot, Inc. (The)	8	2,948
NIKE, Inc., Class B	8	667
Toll Brothers, Inc.	36	5,187
		15,763
Consumer Staples — 6.08%
Colgate-Palmolive Co.	29	3,089
Costco Wholesale Corp.	5	4,462
PepsiCo, Inc.	18	3,112
Procter & Gamble Co. (The)	20	3,430
Walmart, Inc.	49	3,784
		17,877
Energy — 1.58%
ConocoPhillips	18	2,048
Schlumberger Ltd.	59	2,595
		4,643

See accompanying notes which are an integral part of these financial statements.

8

Fisher Investments Institutional Group ESG Stock Fund For
Retirement Plans
Schedule of Investments (continued)
August 31, 2024

COMMON STOCKS — 99.27% - continued	Shares	Fair Value
United States — 71.04% - continued
Financials — 11.75%
American Express Co.	14	$3,621
Bank of America Corp.	68	2,771
BlackRock, Inc.	4	3,607
Citigroup, Inc.	61	3,822
Goldman Sachs Group, Inc. (The)	5	2,551
Invesco Ltd.	124	2,119
Jefferies Financial Group, Inc.	20	1,199
JPMorgan Chase & Co.	14	3,147
MasterCard, Inc., Class A	7	3,383
Morgan Stanley	26	2,694
T. Rowe Price Group, Inc.	14	1,485
Visa, Inc., Class A	15	4,146
		34,545
Health Care — 13.24%
Abbott Laboratories	9	1,019
Danaher Corp.	5	1,347
Eli Lilly & Co.	12	11,521
Exact Sciences Corp.(a)	17	1,049
Intuitive Surgical, Inc.(a)	9	4,433
Johnson & Johnson	21	3,483
Merck & Co., Inc.	25	2,961
Pfizer, Inc.	65	1,886
PTC Therapeutics, Inc.(a)	14	494
Sarepta Therapeutics, Inc.(a)	5	679
Stryker Corp.	6	2,163
Thermo Fisher Scientific, Inc.	4	2,460
UnitedHealth Group, Inc.	5	2,951
Vertex Pharmaceuticals, Inc.(a)	5	2,479
		38,925
Industrials — 8.69%
A.O. Smith Corp.	29	2,428
Cummins, Inc.	11	3,441
Deere & Co.	7	2,700
HEICO Corp.	15	3,848
Lennox International, Inc.	9	5,313
Rockwell Automation, Inc.	10	2,720
Union Pacific Corp.	7	1,793
Xylem, Inc.	24	3,301
		25,544
Technology — 20.65%
Adobe, Inc.(a)	5	2,872
Advanced Micro Devices, Inc.(a)	23	3,417
Apple, Inc.	55	12,595
Autodesk, Inc.(a)	8	2,067
Intuit, Inc.	4	2,521
Microsoft Corp.	28	11,680

See accompanying notes which are an integral part of these financial statements.

9

Fisher Investments Institutional Group ESG Stock Fund For
Retirement Plans
Schedule of Investments (continued)
August 31, 2024

COMMON STOCKS — 99.27% - continued	Shares	Fair Value
United States — 71.04% - continued
Technology — 20.65% - continued
NVIDIA Corp.	151	$18,025
Oracle Corp.	21	2,967
Salesforce, Inc.	8	2,023
ServiceNow, Inc.(a)	3	2,565
		60,732
Total United States		208,840

Total Common Stocks — (Cost $181,401)		291,960

PREFERRED STOCKS — 0.47%
Australia — 0.47%
Materials — 0.47%
Fortescue Metals Group Ltd.	113	1,397
Total Australia		1,397

Total Preferred Stocks — (Cost $1,554)		1,397

MONEY MARKET FUNDS — 0.12%
First American Government Obligations Fund, Class X, 5.22%(b)	365	365
Total Money Market Funds (Cost $365)		365

Total Investments — 99.86% (Cost $183,320)		293,722
Other Assets in Excess of Liabilities — 0.14%		408
NET ASSETS — 100.00%		$294,130

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of August 31, 2024.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

10

Fisher Investments Institutional Group Fixed Income Fund For
Retirement Plans
Schedule of Investments
August 31, 2024
	Principal
CORPORATE BONDS — 38.35%	Amount	Fair Value
Communications — 3.20%
Comcast Corp., 3.55%, 5/1/2028	$100,000	$97,418

Consumer Staples — 3.58%
Procter & Gamble Co. (The), 5.50%, 2/1/2034	100,000	109,108

Financials — 9.33%
BlackRock, Inc., 3.25%, 4/30/2029	100,000	96,421
Charles Schwab Corp. (The), 2.90%, 3/3/2032	100,000	88,582
JPMorgan Chase & Co., 4.13%, 12/15/2026	100,000	99,359
		284,362
Health Care — 2.31%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048	78,000	70,344

Industrials — 2.60%
Southwest Airlines Co., 7.38%, 3/1/2027	75,000	79,141

Real Estate — 7.98%
Omega Healthcare Investors, Inc., 3.38%, 2/1/2031	150,000	133,860
Simon Property Group LP, 6.25%, 1/15/2034	100,000	109,449
		243,309
Technology — 9.35%
Fiserv Inc, 5.38%, 8/21/2028	100,000	103,217
International Business Machines Corp., 4.25%, 5/15/2049	100,000	85,315
Oracle Corp., 3.25%, 11/15/2027	100,000	96,629
		285,161
Total Corporate Bonds (Cost $1,253,370)		1,168,843

U.S. GOVERNMENT & AGENCIES — 29.66%
United States Treasury Note, 2.63%, 2/15/2029	426,100	406,551
United States Treasury Note, 4.50%, 2/15/2036	469,000	497,543
Total U.S. Government & Agencies (Cost $1,003,392)		904,094

EXCHANGE-TRADED FUNDS — 29.53%	Shares
iShares MBS ETF(a)	9,450	900,018
Total Exchange-Traded Funds (Cost $944,682)		900,018

MONEY MARKET FUNDS — 2.02%
First American Government Obligations Fund, Class X, 5.22%(b)	61,637	61,637
Total Money Market Funds (Cost $61,637)		61,637

Total Investments — 99.56% (Cost $3,263,081)		3,034,592
Other Assets in Excess of Liabilities — 0.44%		13,287
NET ASSETS — 100.00%		$3,047,879

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of August 31, 2024, the percentage of net assets invested in iShares MBS ETF was 29.53% of the Fund. The financial statements and portfolio holdings for this security can be found at www.sec.gov.

(b)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes which are an integral part of these financial statements.

11

Fisher Investments Institutional Group ESG Fixed Income Fund for
Retirement Plans
Schedule of Investments
August 31, 2024
	Principal
CORPORATE BONDS — 37.88%	Amount	Fair Value
Communications — 3.23%
Comcast Corp., 3.55%, 5/1/2028	$100,000	$97,418

Consumer Discretionary — 3.34%
Whirlpool Corp, 5.50%, 3/1/2033	100,000	100,942

Consumer Staples — 3.61%
Procter & Gamble Co. (The), 5.50%, 2/1/2034	100,000	109,108

Financials — 9.41%
BlackRock, Inc., 3.25%, 4/30/2029	100,000	96,421
Charles Schwab Corp. (The), 2.90%, 3/3/2032	100,000	88,582
JPMorgan Chase & Co., 4.13%, 12/15/2026	100,000	99,359
		284,362
Health Care — 2.33%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048	78,000	70,344

Industrials — 2.62%
Southwest Airlines Co., 7.38%, 3/1/2027	75,000	79,141

Real Estate — 7.32%
Omega Healthcare Investors, Inc., 3.38%, 2/1/2031	125,000	111,550
Simon Property Group LP, 6.25%, 1/15/2034	100,000	109,449
		220,999
Technology — 6.02%
International Business Machines Corp., 4.25%, 5/15/2049	100,000	85,315
Oracle Corp., 3.25%, 11/15/2027	100,000	96,629
		181,944
Total Corporate Bonds (Cost $1,233,691)		1,144,258

U.S. GOVERNMENT & AGENCIES — 29.10%
United States Treasury Note, 1.50%, 9/30/2024	42,900	42,781
United States Treasury Note, 2.63%, 2/15/2029	381,700	364,188
United States Treasury Note, 4.50%, 2/15/2036	445,000	472,083
Total U.S. Government & Agencies (Cost $978,039)		879,052

EXCHANGE-TRADED FUNDS — 30.56%	Shares
iShares MBS ETF(a)	9,692	923,066
Total Exchange-Traded Funds (Cost $965,837)		923,066

See accompanying notes which are an integral part of these financial statements.

12

Fisher Investments Institutional Group ESG Fixed Income Fund for
Retirement Plans
Schedule of Investments (continued)
August 31, 2024
	Shares	Fair Value
MONEY MARKET FUNDS — 1.93%
First American Government Obligations Fund, Class X, 5.22%(b)	58,168	$58,168
Total Money Market Funds (Cost $58,168)		58,168

Total Investments — 99.47% (Cost $3,235,735)		3,004,544
Other Assets in Excess of Liabilities — 0.53%		15,967
NET ASSETS — 100.00%		$3,020,511

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of August 31, 2024, the percentage of net assets invested in iShares MBS ETF was 30.56% of the Fund. The financial statements and portfolio holdings for this security can be found at www.sec.gov.

(b)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes which are an integral part of these financial statements.

13

Fisher Investments Institutional Group Fund Family
Statements of Assets and Liabilities
August 31, 2024

	Fisher Investments Institutional Group
				ESG Fixed
	Stock	ESG Stock	Fixed Income	Income
	Fund for	Fund for	Fund for	Fund for
	Retirement	Retirement	Retirement	Retirement
	Plans	Plans	Plans	Plans
Assets
Investments in securities at value (cost $180,348, $183,320, $3,263,081 and $3,235,735, respectively)	$290,067	$293,722	$3,034,592	$3,004,544
Cash	17	11	—	—
Dividends and interest receivable	391	397	13,287	15,967
Total Assets	290,475	294,130	3,047,879	3,020,511

Net Assets	$290,475	$294,130	$3,047,879	$3,020,511
Net Assets consist of:
Paid-in capital	$170,719	$171,486	$3,327,349	$3,325,452
Accumulated earnings (deficits)	119,756	122,644	(279,470)	(304,941)
Net Assets	$290,475	$294,130	$3,047,879	$3,020,511
Shares outstanding (unlimited number of shares authorized, no par value)	16,514	16,553	334,986	334,979
Net asset value and offering price per share	$17.59	$17.77	$9.10	$9.02

See accompanying notes which are an integral part of these financial statements.

14

Fisher Investments Institutional Group Fund Family
Statements of Operations
For the Year Ended August 31, 2024

	Fisher Investments Institutional Group
				ESG Fixed
	Stock	ESG Stock	Fixed Income	Income
	Fund for	Fund for	Fund for	Fund for
	Retirement	Retirement	Retirement	Retirement
	Plans	Plans	Plans	Plans
Investment Income
Dividend income	$4,598	$5,145	$36,783	$38,484
Interest income	—	—	66,604	64,361
Foreign dividend taxes withheld	(450)	(585)	—	—
Total investment income	4,148	4,560	103,387	102,845

Net investment income	4,148	4,560	103,387	102,845
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	7,352	9,328	201	(14,314)
Net realized loss on foreign currency translations	(5)	(1)	—	—
Net change in unrealized appreciation of investment securities and foreign currency translations	55,621	54,180	132,537	139,738
Net realized and change in unrealized gain on investments and foreign currency	62,968	63,507	132,738	125,424
Net increase in net assets resulting from operations	$67,116	$68,067	$236,125	$228,269

See accompanying notes which are an integral part of these financial statements.

15

Fisher Investments Institutional Group Fund Family
Statements of Changes in Net Assets

	Fisher Investments		Fisher Investments
	Institutional Group Stock		Institutional Group ESG Stock
	Fund for Retirement Plans		Fund for Retirement Plans
	For the Year	For the Year	For the Year	For the Year
	Ended August	Ended August	Ended August	Ended August
	31, 2024	31, 2023	31, 2024	31, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$4,148	$3,039	$4,560	$3,071
Net realized gain on investment securities transactions and foreign currency translations	7,347	10,893	9,327	12,082
Net change in unrealized appreciation of investment securities and foreign currency translations	55,621	31,766	54,180	33,469
Net increase in net assets resulting from operations	67,116	45,698	68,067	48,622

Distributions From:
Earnings	(12,571)	(3,263)	(13,790)	(2,881)
Total distributions	(12,571)	(3,263)	(13,790)	(2,881)

Capital Transactions
Reinvestment of distributions	12,571	3,263	13,790	2,881
Net increase in net assets resulting from capital transactions	12,571	3,263	13,790	2,881
Total Increase in Net Assets	67,116	45,698	68,067	48,622

Net Assets
Beginning of year	223,359	177,661	226,063	177,441
End of year	$290,475	$223,359	$294,130	$226,063

Share Transactions
Shares issued in reinvestment of distributions	869	290	943	255
Net increase in shares outstanding	869	290	943	255

See accompanying notes which are an integral part of these financial statements.

16

Fisher Investments Institutional Group Fund Family
Statements of Changes in Net Assets (continued)

	Fisher Investments		Fisher Investments
	Institutional Group Fixed		Institutional Group ESG Fixed
	Income Fund for Retirement		Income Fund for Retirement
	Plans		Plans
	For the Year	For the Year	For the Year	For the Year
	Ended August	Ended August	Ended August	Ended August
	31, 2024	31, 2023	31, 2024	31, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$103,387	$91,791	$102,845	$91,445
Net realized gain (loss) on investment securities transactions and foreign currency translations	201	(94,286)	(14,314)	(95,211)
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	132,537	(13,808)	139,738	(15,731)
Net increase (decrease) in net assets resulting from operations	236,125	(16,303)	228,269	(19,497)

Distributions From:
Earnings	(102,965)	(67,327)	(102,555)	(68,072)
Total distributions	(102,965)	(67,327)	(102,555)	(68,072)

Capital Transactions
Reinvestment of distributions	102,965	67,327	102,555	68,072
Net increase in net assets resulting from capital transactions	102,965	67,327	102,555	68,072
Total Increase (Decrease) in Net Assets	236,125	(16,303)	228,269	(19,497)

Net Assets
Beginning of year	2,811,754	2,828,057	2,792,242	2,811,739
End of year	$3,047,879	$2,811,754	$3,020,511	$2,792,242

Share Transactions
Shares issued in reinvestment of distributions	11,808	7,828	11,869	7,962
Net increase in shares outstanding	11,808	7,828	11,869	7,962

See accompanying notes which are an integral part of these financial statements.

17

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Financial Highlights

(For a share outstanding during each period)

					For the
	For the	For the	For the	For the	Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2024	2023	2022	2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$14.28	$11.57	$15.11	$11.58	$10.00
Investment operations:
Net investment income	0.25	0.19	0.18	0.17	0.10
Net realized and unrealized gain (loss)	3.86	2.73	(3.55)	3.51	1.48
Total from investment operations	4.11	2.92	(3.37)	3.68	1.58
Less distributions to shareholders from:
Net investment income	(0.22)	(0.18)	(0.17)	(0.15)	—
Net realized gains	(0.58)	(0.03)	—	—	—
Total distributions	(0.80)	(0.21)	(0.17)	(0.15)	—
Net asset value, end of period	$17.59	$14.28	$11.57	$15.11	$11.58
Total Return(b)	30.02%	25.75%	(22.55)%	32.06%	15.80	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$290	$223	$178	$229	$174
Ratio of net investment income to average net assets	1.64%	1.56%	1.37%	1.27%	1.44	% (d)
Portfolio turnover rate	9%	25%	11%	1%	12	% (c)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

18

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Financial Highlights

(For a share outstanding during each period)

					For the
	For the	For the	For the	For the	Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2024	2023	2022	2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$14.48	$11.56	$14.98	$11.58	$10.00
Investment operations:
Net investment income	0.28	0.20	0.19	0.16	0.12
Net realized and unrealized gain (loss)	3.90	2.91	(3.45)	3.40	1.46
Total from investment operations	4.18	3.11	(3.26)	3.56	1.58
Less distributions to shareholders from:
Net investment income	(0.25)	(0.19)	(0.16)	(0.16)	—
Net realized gains	(0.64)	—	—	—	—
Total distributions	(0.89)	(0.19)	(0.16)	(0.16)	—
Net asset value, end of period	$17.77	$14.48	$11.56	$14.98	$11.58
Total Return(b)	30.13%	27.34%	(22.03)%	31.07%	15.80	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$294	$226	$177	$228	$174
Ratio of net investment income to average net assets	1.78%	1.56%	1.37%	1.23%	1.64	% (d)
Portfolio turnover rate	9%	30%	10%	1%	15	% (c)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

19

Fisher Investments Institutional Group Fixed Income Fund
for Retirement Plans
Financial Highlights

(For a share outstanding during each period)

					For the
	For the	For the	For the	For the	Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2024	2023	2022	2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$8.70	$8.97	$10.44	$10.53	$10.00
Investment operations:
Net investment income	0.31	0.28	0.18	0.21	0.18
Net realized and unrealized gain (loss)	0.41	(0.34)	(1.47)	0.04	0.35
Total from investment operations	0.72	(0.06)	(1.29)	0.25	0.53
Less distributions to shareholders from:
Net investment income	(0.32)	(0.21)	(0.18)	(0.27)	—
Net realized gains	—	—	— (b)	(0.07)	—
Total distributions	(0.32)	(0.21)	(0.18)	(0.34)	—
Net asset value, end of period	$9.10	$8.70	$8.97	$10.44	$10.53
Total Return(c)	8.42%	(0.60)%	(12.54)%	2.38%	5.30	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$3,048	$2,812	$2,828	$3,236	$3,160
Ratio of net investment income to average net assets	3.59%	3.30%	1.89%	2.00%	2.51	% (e)
Portfolio turnover rate	28%	14%	32%	46%	—	% (d)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

20

Fisher Investments Institutional Group ESG Fixed Income
Fund for Retirement Plans
Financial Highlights

(For a share outstanding during each period)

					For the
	For the	For the	For the	For the	Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2024	2023	2022	2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$8.64	$8.92	$10.41	$10.54	$10.00
Investment operations:
Net investment income	0.31	0.29	0.18	0.21	0.18
Net realized and unrealized gain (loss)	0.39	(0.35)	(1.50)	— (b)	0.36
Total from investment operations	0.70	(0.06)	(1.32)	0.21	0.54
Less distributions to shareholders from:
Net investment income	(0.32)	(0.22)	(0.17)	(0.27)	—
Net realized gains	—	—	— (b)	(0.07)	—
Total distributions	(0.32)	(0.22)	(0.17)	(0.34)	—
Net asset value, end of period	$9.02	$8.64	$8.92	$10.41	$10.54
Total Return(c)	8.23%	(0.69)%	(12.85)%	2.02%	5.40	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$3,021	$2,792	$2,812	$3,227	$3,162
Ratio of net investment income to average net assets	3.60%	3.31%	1.88%	1.99%	2.46	% (e)
Portfolio turnover rate	29%	14%	33%	46%	—	% (d)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

21

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements
August 31, 2024

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group Stock Fund for Retirement Plans (the “Stock Fund”), Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the “ESG Stock Fund”), Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (the “Fixed Income Fund”) and the Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “ESG Fixed Income Fund”) (each a “Fund” and collectively the “Funds”) were each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The Funds commenced operations on December 13, 2019. The investment adviser to the Funds is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Stock Fund and ESG Stock Fund is to seek to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Market Index. The investment objective of the Fixed Income Fund and ESG Fixed Income Fund is to seek to outperform, net of fees and expenses, the return of the ICE BofA U.S. Broad Market Index.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

22

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
August 31, 2024

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statements of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The net change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the fiscal year ended August 31, 2024, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year ended August 31, 2024, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses

23

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
August 31, 2024

is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds of the Trust based on each Fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

24

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
August 31, 2024

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided

25

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
August 31, 2024

by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Valuation Designee decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that a Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a

26

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
August 31, 2024

combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2024:

Stock Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$289,316	$—	$—	$289,316
Money Market Funds	751	—	—	751
Total	$290,067	$—	$—	$290,067

ESG Stock Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$288,546	$3,414	$—	$291,960
Preferred Stocks(a)	1,397	—	—	1,397
Money Market Funds	365	—	—	365
Total	$290,308	$3,414	$—	$293,722

Fixed Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$—	$1,168,843	$—	$1,168,843
U.S. Government & Agencies	—	904,094	—	904,094
Exchange-Traded Funds	900,018	—	—	900,018
Money Market Funds	61,637	—	—	61,637
Total	$961,655	$2,072,937	$—	$3,034,592

ESG Fixed Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$—	$1,144,258	$—	$1,144,258
U.S. Government & Agencies	—	879,052	—	879,052
Exchange-Traded Funds	923,066	—	—	923,066
Money Market Funds	58,168	—	—	58,168
Total	$981,234	$2,023,310	$—	$3,004,544

(a)	Refer to Schedule of Investments for sector classifications.

27

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
August 31, 2024

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Funds, manages the Funds’ investments. The Adviser pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds’ expenses, except those specified above, are paid by the Adviser. The Funds are available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Funds do not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees”, which

28

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
August 31, 2024

means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the Interested Trustee began receiving the same compensation as the Independent Trustees.

NOTE 5. INVESTMENT TRANSACTIONS

For the fiscal year ended August 31, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

		ESG Stock	Fixed Income	ESG Fixed
	Stock Fund	Fund	Fund	Income Fund
Purchases	$27,547	$29,470	$932,329	$905,652
Sales	21,726	23,494	782,869	805,072
U.S. Government Purchases	—	—	—	—
U.S. Government Sales	—	—	—	—

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of August 31, 2024, the Adviser owned 100% of outstanding shares of each of the Stock Fund, ESG Stock Fund, Fixed Income Fund and ESG Fixed Income Fund. As a result, the Adviser may be deemed to control each Fund.

NOTE 7. FEDERAL TAX INFORMATION

At August 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

		ESG Stock	Fixed Income	ESG Fixed
	Stock Fund	Fund	Fund	Income Fund
Gross unrealized appreciation	$116,853	$117,289	$13,258	$7,404
Gross unrealized depreciation	(7,135)	(6,887)	(240,798)	(237,652)
Net unrealized appreciation (depreciation) on investments	109,718	110,402	(227,540)	(230,248)
Tax cost of investments	$180,349	$183,320	$3,262,132	$3,234,792

29

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
August 31, 2024

The tax character of distributions paid for the fiscal years ended August 31, 2024 and August 31, 2023 were as follows:

	Stock Fund		ESG Stock Fund
	2024	2023	2024	2023
Distributions paid from:
Ordinary income(a)	$3,495	$2,795	$3,848	$2,881
Long-term capital gains	9,076	468	9,942	—
Total distributions paid	$12,571	$3,263	$13,790	$2,881

	Fixed Income Fund		ESG Fixed Income Fund
	2024	2023	2024	2023
Distributions paid from:
Ordinary income(a)	$102,965	$67,327	$102,555	$68,072
Total distributions paid	$102,965	$67,327	$102,555	$68,072

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

		ESG Stock	Fixed Income	ESG Fixed
	Stock Fund	Fund	Fund	Income Fund
Undistributed ordinary income	$2,973	$3,211	$64,579	$63,246
Undistributed long-term capital gains	7,064	9,031	—	—
Accumulated capital and other losses	—	—	(116,509)	(137,939)
Unrealized appreciation (depreciation) on investments	109,719	110,402	(227,540)	(230,248)
Total accumulated earnings (deficit)	$119,756	$122,644	$(279,470)	$(304,941)

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to C Corporation return of capital basis adjustments.

As of August 31, 2024, the Fixed Income Fund had accumulated long-term capital loss carryforwards of $116,509 and ESG Fixed Income Fund had accumulated long-term capital loss carryforwards of $137,939. Capital loss carryforwards are not subject to expiration.

For the fiscal year ended August 31, 2024, the Fixed Income Fund utilized short-term capital loss carryforwards of $201.

30

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
August 31, 2024

NOTE 8. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of a Fund than would be the case if a Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of August 31, 2024, the Stock Fund and ESG Stock Fund had 28.17% and 27.49%, respectively, of the value of its net assets invested in stocks within the Technology sector.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

31

Report of Independent Registered Public Accounting Firm

To the Shareholders of Fisher Investments Institutional Group Fund Family and

Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of Fisher Investments Institutional Group Stock Fund for Retirement Plans, Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans, Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans, and Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “Funds”), each a series of Unified Series Trust, as of August 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended August 31, 2024, 2023, 2022, 2021 and for the period December 13, 2019 (commencement of operations) to August 31, 2020 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Fisher Asset Management, LLC since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 30, 2024

32

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

		ESG Stock	Fixed Income	ESG Fixed
Qualified Dividend Income	Stock Fund	Fund	Fund	Income Fund
	85%	82%	0%	0%

Qualified Business Income. The Funds designate the following percentage of ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

		ESG Stock	Fixed Income	ESG Fixed
Qualified Business Income	Stock Fund	Fund	Fund	Income Fund
	0%	0%	0%	0%

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ calendar year 2024 ordinary income dividends, the following percentage qualifies for the corporate dividends received deduction.

		ESG Stock	Fixed Income	ESG Fixed
Dividends Received Deduction	Stock Fund	Fund	Fund	Income Fund
	47%	45%	0%	0%

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

		ESG Stock	Fixed Income	ESG Fixed
	Stock Fund	Fund	Fund	Income Fund
Long-Term Capital Gains Distributions	$9,076	$9,942	$—	$—

33

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 851-8845 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED
Daniel J. Condon, Chair	PUBLIC ACCOUNTING FIRM
David R. Carson	Cohen & Company, Ltd.
Kenneth G.Y. Grant	1350 Euclid Avenue, Suite 800
Freddie Jacobs, Jr.	Cleveland, OH 44115
Catharine B. McGauley
Ronald C. Tritschler

OFFICERS	LEGAL COUNSEL
Martin R. Dean, President	Thompson Hine LLP
Gweneth K. Gosselink,	312 Walnut Street, 20th Floor
Chief Compliance Officer	Cincinnati, OH 45202
Zachary P. Richmond,
Treasurer and Chief Financial Officer

INVESTMENT ADVISER	CUSTODIAN
Fisher Asset Management, LLC	U.S. Bank, N.A.
6500 International Parkway, Suite 2050 Plano,	425 Walnut Street
TX 75093	Cincinnati, OH 45202

DISTRIBUTOR	ADMINISTRATOR, TRANSFER
Ultimus Fund Distributors, LLC	AGENT AND FUND ACCOUNTANT
225 Pictoria Drive, Suite 450	Ultimus Fund Solutions, LLC
Cincinnati, OH 45246	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fees and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY

Financial Statements

August 31, 2024

Fisher Investments Institutional Group

U.S. Large Cap Equity Environmental and Social Values Fund

Fund Adviser:

Fisher Asset Management, LLC

6500 International Parkway, Suite 2050

Plano, Texas 75093

(800) 851-8845

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments
August 31, 2024

COMMON STOCKS — 100.31%	Shares	Fair Value
Communications — 5.52%
Alphabet, Inc., Class A	60	$9,803
Netflix, Inc(a)	9	6,312
		16,115
Consumer Discretionary — 10.99%
Amazon.com, Inc.(a)	60	10,711
General Motors Co.	49	2,439
Hilton Worldwide Holdings, Inc.	7	1,537
Home Depot, Inc. (The)	26	9,581
KB Home	58	4,855
NIKE, Inc., Class B	14	1,166
Yum! Brands, Inc.	13	1,754
		32,043
Consumer Staples — 4.04%
Costco Wholesale Corp.	4	3,570
General Mills, Inc.	23	1,663
Kimberly-Clark Corp.	6	868
PepsiCo, Inc.	14	2,420
Procter & Gamble Co. (The)	19	3,259
		11,780
Energy — 5.31%
Baker Hughes Co.	99	3,482
EOG Resources, Inc.	39	5,024
Halliburton Co.	93	2,891
Schlumberger Ltd.	93	4,091
		15,488
Financials — 13.74%
American Express Co.	26	6,725
Bank of America Corp.	107	4,360
BlackRock, Inc.	5	4,510
Citigroup, Inc.	71	4,447
Goldman Sachs Group, Inc. (The)	12	6,123
JPMorgan Chase & Co.	21	4,721
Morgan Stanley	31	3,212
T. Rowe Price Group, Inc.	12	1,272
Visa, Inc., Class A	17	4,698
		40,068
Health Care — 10.29%
Abbott Laboratories	16	1,812
Amgen, Inc.	6	2,003
Biogen, Inc.(a)	6	1,229
Eli Lilly & Co.	5	4,799
Intuitive Surgical, Inc.(a)	15	7,390
Johnson & Johnson	25	4,147
Medtronic PLC	16	1,417
Merck & Co., Inc.	31	3,672
Pfizer, Inc.	20	580

See accompanying notes which are an integral part of these financial statements.

1

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments (continued)
August 31, 2024

COMMON STOCKS — 100.31% - continued	Shares	Fair Value

Health Care — 10.29% - continued
UnitedHealth Group, Inc.	5	$2,951
Viatris, Inc.	1	12
		30,012
Industrials — 9.82%
Caterpillar, Inc.	11	3,917
Cummins, Inc.	10	3,129
Eaton Corp. PLC	12	3,684
Emerson Electric Co.	32	3,372
HEICO Corp.	16	4,105
Norfolk Southern Corp.	13	3,330
Otis Worldwide Corp.	23	2,178
Rockwell Automation, Inc.	12	3,264
United Parcel Service, Inc., Class B	13	1,671
		28,650
Materials — 1.67%
Nucor Corp.	32	4,861

Technology — 38.93%
Adobe, Inc.(a)	8	4,595
Advanced Micro Devices, Inc.(a)	36	5,348
Apple, Inc.	95	21,755
Autodesk, Inc.(a)	10	2,584
KLA-Tencor Corp.	5	4,097
Marvell Technology, Inc.	62	4,727
Microsoft Corp.	49	20,441
MSCI, Inc.	8	4,645
NVIDIA Corp.	220	26,262
Oracle Corp.	29	4,097
QUALCOMM, Inc.	21	3,681
Salesforce, Inc.	27	6,828
Texas Instruments, Inc.	21	4,501
		113,561
Total Common Stocks (Cost $179,570)		292,578
MONEY MARKET FUNDS - 1.96%
First American Government Obligations Fund, Class X, 5.22%(b)	5,712	5,712
Total Money Market Funds (Cost $5,712)		5,712
Total Investments — 102.27% (Cost $185,282)		298,290
Liabilities in Excess of Other Assets — (2.27)%		(6,607)
NET ASSETS — 100.00%		$291,683

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes which are an integral part of these financial statements.

2

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Statement of Assets and Liabilities
August 31, 2024

Assets
Investments in securities at fair value (cost $185,282)	$298,290
Dividends receivable	317
Receivable from Adviser	14,678
Prepaid expenses	5,446
Total Assets	318,731
Liabilities
Payable to affiliates	6,661
Accrued audit and tax fees	19,600
Other accrued expenses	787
Total Liabilities	27,048
Net Assets	$291,683
Net Assets consist of:
Paid-in capital	$172,164
Accumulated earnings	119,519
Net Assets	$291,683
Shares outstanding (unlimited number of shares authorized, no par value)	16,637
Net asset value, offering and redemption price per share	$17.53

See accompanying notes which are an integral part of these financial statements.

3

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Statement of Operations
For the Year Ended August 31, 2024

Investment Income
Dividend income	$3,583
Total investment income	3,583

Expenses
Administration	58,242
Legal	19,966
Audit and tax	19,600
Trustee	16,014
Transfer agent	13,039
Compliance services	12,000
Report printing	3,813
Custodian	2,291
Registration	1,769
Adviser	1,020
Pricing	1,018
Miscellaneous	21,540
Total expenses	170,312
Fees waived and/or expenses reimbursed by Adviser	(169,114)
Net operating expenses	1,198
Net investment income	2,385
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	6,138
Net change in unrealized appreciation of investment securities	55,142
Net realized and change in unrealized gain on investments	61,280
Net increase in net assets resulting from operations	$63,665

See accompanying notes which are an integral part of these financial statements.

4

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Statements of Changes in Net Assets

	For the Year	For the Year
	Ended August	Ended August
	31, 2024	31, 2023

Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,385	$2,161
Net realized gain on investment securities transactions	6,138	7,398
Net change in unrealized appreciation of investment securities	55,142	38,845
Net increase in net assets resulting from operations	63,665	48,404
Distributions From:
Earnings	(11,553)	(5,213)
Total distributions	(11,553)	(5,213)
Capital Transactions
Reinvestment of distributions	11,553	5,213
Net increase in net assets resulting from capital transactions	11,553	5,213
Total Increase in Net Assets	63,665	48,404
Net Assets
Beginning of year	228,018	179,614
End of year	$291,683	$228,018
Share Transactions
Shares issued in reinvestment of distributions	798	479
Net increase in shares	798	479

See accompanying notes which are an integral part of these financial statements.

5

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Financial Highlights

(For a share outstanding during each period)

					For the
	For the	For the	For the	For the	Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2024	2023	2022	2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$14.40	$11.69	$15.24	$11.20	$10.00
Investment operations:
Net investment income	0.15	0.08	0.09	0.07	0.01
Net realized and unrealized gain (loss)	3.71	2.97	(3.32)	4.00	1.19
Total from investment operations	3.86	3.05	(3.23)	4.07	1.20
Less distributions to shareholders from:
Net investment income	(0.19)	(0.07)	(0.07)	(0.03)	—
Net realized gains	(0.54)	(0.27)	(0.25)	—	—
Total distributions	(0.73)	(0.34)	(0.32)	(0.03)	—
Net asset value, end of period	$17.53	$14.40	$11.69	$15.24	$11.20
Total Return(b)	27.87%	27.02%	(21.68)%	36.46%	12.00	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$292	$228	$180	$229	$168
Ratio of net expenses to average net assets	0.47%	0.47%	0.47%	0.47%	0.47	% (d)
Ratio of gross expenses to average net assets before waiver and reimbursement	66.83%	81.87%	71.11%	74.51%	185.76	% (d)
Ratio of net investment income to average net assets	0.94%	1.11%	0.67%	0.60%	0.60	% (d)
Portfolio turnover rate	19%	33%	12%	9%	—	%(c)

(a)	For the period July 17, 2020 (commencement of operations) to August 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

6

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund
Notes to the Financial Statements
August 31, 2024

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on July 17, 2020. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek to outperform, net of fees and expenses, the return of the S&P 500 Index.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment

7

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
August 31, 2024

company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended August 31, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the fiscal year ended August 31, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds of the Trust based on each Fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment

8

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
August 31, 2024

income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

9

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
August 31, 2024

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other

10

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
August 31, 2024

markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2024:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$292,578	$—	$—	$292,578
Money Market Funds	5,712	—	—	5,712
Total	$298,290	$—	$—	$298,290

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. For the fiscal year ended August 31, 2024, the Adviser earned management fees of $1,020 from the Fund before the fee waiver and expense reimbursement described below.

The Adviser has contractually agreed to waive its management fee and/or to reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.47% of the Fund’s average daily net assets through December 31, 2028 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short);

11

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
August 31, 2024

acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon 60 days’ written notice to the Adviser. For the fiscal year ended August 31, 2024, the Adviser waived fees and/or reimbursed expenses in the amount of $169,114 for the Fund. At August 31, 2024, the Adviser owed the Fund $14,678.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of August 31, 2024, the Adviser may seek repayment of fee waivers and expense reimbursements in amounts as follows:

Recoverable Through
August 31, 2025	$147,523
August 31, 2026	157,972
August 31, 2027	169,114

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

12

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
August 31, 2024

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the Interested Trustee began receiving the same compensation as the Independent Trustees.

NOTE 5. INVESTMENT TRANSACTIONS

For the fiscal year ended August 31, 2024, purchases and sales of investment securities, other than short-term investments, were $48,786 and $49,508, respectively.

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended August 31, 2024.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of August 31, 2024, the Adviser owned 100% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

13

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
August 31, 2024

NOTE 7. FEDERAL TAX INFORMATION

At August 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$114,161
Gross unrealized depreciation	(1,330)
Net unrealized appreciation on investments	$112,831
Tax cost of investments	$185,459

The tax character of distributions paid for the fiscal years ended August 31, 2024 and August 31, 2023 were as follows:

Distributions paid from:	2024	2023
Ordinary income(a)	$2,948	$1,138
Long-term capital gains	8,605	4,075
Total distributions paid	$11,553	$5,213

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,064
Undistributed long-term capital gains	4,624
Unrealized appreciation on investments	112,831
Total accumulated earnings	$119,519

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales.

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2024, the Fund had 38.93% of the value of its net assets invested in stocks within the Technology sector.

14

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
August 31, 2024

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

15

Report of Independent Registered Public Accounting Firm

To the Shareholders of Fisher Investments Institutional Group Fund Family and

Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund (the “Fund”), a series of Unified Series Trust, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended August 31, 2024, 2023, 2022, and 2021 and for the period July 17, 2020 (commencement of operations) to August 31, 2020, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended August 31, 2024, 2023, 2022, and 2021 and for the period July 17, 2020 (commencement of operations) to August 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Fisher Asset Management, LLC since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 30, 2024

16

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 100% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2024 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

For the fiscal year ended August 31, 2024, the Fund designated $8,605 as long-term capital gain distributions.

17

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 851-8845 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED
Daniel J. Condon, Chair	PUBLIC ACCOUNTING FIRM
David R. Carson	Cohen & Company, Ltd.
Kenneth G.Y. Grant	1350 Euclid Avenue, Suite 800
Freddie Jacobs, Jr.	Cleveland, OH 44115
Catharine B. McGauley
Ronald C. Tritschler

OFFICERS	LEGAL COUNSEL
Martin R. Dean, President	Thompson Hine LLP
Gweneth K. Gosselink,	312 Walnut Street, 20th Floor
Chief Compliance Officer	Cincinnati, OH 45202
Zachary P. Richmond,
Treasurer and Chief Financial Officer

INVESTMENT ADVISER	CUSTODIAN
Fisher Asset Management, LLC	U.S. Bank, N.A.
6500 International Parkway, Suite 2050	425 Walnut Street
Plano, TX 75093	Cincinnati, OH 45202

DISTRIBUTOR	ADMINISTRATOR, TRANSFER
Ultimus Fund Distributors, LLC	AGENT AND FUND ACCOUNTANT
225 Pictoria Drive, Suite 450	Ultimus Fund Solutions, LLC
Cincinnati, OH 45246	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fees and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY

Financial Statements

August 31, 2024

Fisher Investments Institutional Group

U.S. Small Cap Equity Fund

Fund Adviser:

Fisher Asset Management, LLC

6500 International Parkway, Suite 2050

Plano, Texas 75093

(800) 851-8845

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments
August 31, 2024

COMMON STOCKS — 100.57%	Shares	Fair Value
Consumer Discretionary — 15.48%
Abercrombie & Fitch Co., Class A(a)	42	$6,198
Brinker International, Inc.(a)	31	2,217
Builders FirstSource, Inc.(a)	34	5,916
KB Home	35	2,930
M/I Homes, Inc.(a)	38	6,055
Pool Corp.	5	1,758
Shake Shack, Inc., Class A(a)	31	3,082
Taylor Morrison Home Corp.(a)	47	3,165
Urban Outfitters, Inc.(a)	50	1,816
		33,137
Consumer Staples — 3.49%
Boston Beer Co., Inc. (The), Class A(a)	5	1,359
Freshpet, Inc.(a)	45	6,120
		7,479
Energy — 6.91%
ChampionX Corp.	132	4,109
Helmerich & Payne, Inc.	12	392
Matador Resources Co.	40	2,269
Murphy Oil Corp.	72	2,684
Oceaneering International, Inc.(a)	91	2,456
Ovintiv, Inc.	67	2,869
		14,779
Financials — 17.25%
Cadence Bank	117	3,777
Columbia Banking System, Inc.	93	2,342
Evercore Partners, Inc., Class A	18	4,423
First Merchants Corp.	90	3,510
Home BancShares, Inc.	76	2,116
Independent Bank Corp.	41	2,596
Moelis & Co., Class A	40	2,672
Old National Bancorp	110	2,184
Piper Sandler Companies	19	5,181
South State Corp.	26	2,524
Stifel Financial Corp.	28	2,468
Victory Capital Holdings, Inc.	34	1,855
Virtus Investment Partners, Inc.	6	1,270
		36,918
Health Care — 16.38%
Acadia Pharmaceuticals, Inc.(a)	42	696
Agios Pharmaceuticals, Inc.(a)	44	2,020
Align Technology, Inc.(a)	8	1,898
Alkermes PLC(a)	29	825
Arrowhead Pharmaceuticals, Inc.(a)	32	763
Avid Bioservices, Inc.(a)	47	495
Azenta, Inc.(a)	26	1,288
BioCryst Pharmaceuticals, Inc.(a)	74	643

See accompanying notes which are an integral part of these financial statements.

1

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments (continued)
August 31, 2024

COMMON STOCKS — 100.57% - continued	Shares	Fair Value
Health Care — 16.38% - continued
Blueprint Medicines Corp.(a)	12	$1,146
Charles River Laboratories International, Inc.(a)	5	989
CONMED Corp.	53	3,880
Cytokinetics, Inc.(a)	27	1,541
Exact Sciences Corp.(a)	13	802
Haemonetics Corp.(a)	27	2,041
Halozyme Therapeutics, Inc.(a)	30	1,916
Ligand Pharmaceuticals, Inc., Class B(a)	13	1,375
Medpace Holdings, Inc.(a)	11	3,908
Myriad Genetics, Inc.(a)	66	1,870
Neurocrine Biosciences Inc.(a)	6	762
OmniAb, Inc. - Earnout Shares(a)(b)	4	—
OmniAb, Inc. - Earnout Shares(a)(b)	4	—
SAGE Therapeutics, Inc.(a)	54	455
Vericel Corp.(a)	26	1,343
WillScot Mobile Mini Holdings Corp.(a)	114	4,394
		35,050
Industrials — 16.05%
Cactus, Inc., Class A	84	4,999
Casella Waste Systems, Inc., Class A(a)	30	3,236
Chart Industries, Inc.(a)	20	2,448
Columbus McKinnon Corp.	69	2,360
Dayforce, Inc.(a)	24	1,372
H&E Equipment Services, Inc.	58	2,793
HEICO Corp.	6	1,539
Lincoln Electric Holdings, Inc.	13	2,517
Mercury Systems, Inc.(a)	32	1,213
Montrose Environmental Group Inc.(a)	51	1,678
MYR Group, Inc.(a)	17	1,714
Paycom Software, Inc.	8	1,302
Paylocity Holdings Corp.(a)	29	4,681
Terex Corp.	44	2,498
		34,350
Materials — 4.89%
Alcoa Corp.	55	1,765
Cleveland-Cliffs, Inc.(a)	97	1,267
Steel Dynamics, Inc.	15	1,793
UFP Industries, Inc.	27	3,285
Worthington Industries, Inc.	28	1,282
Worthington Steel, Inc.	30	1,062
		10,454
Real Estate — 1.14%
Macerich Co. (The)	153	2,443

Technology — 18.98%
Advanced Energy Industries, Inc.	49	5,198

See accompanying notes which are an integral part of these financial statements.

2

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments (continued)
August 31, 2024

COMMON STOCKS — 100.57% - continued	Shares	Fair Value
Technology — 18.98% - continued
Alarm.com Holdings, Inc.(a)	37	$2,203
Amkor Technology, Inc.	78	2,566
Box, Inc., Class A(a)	90	2,935
Diodes, Inc.(a)	65	4,530
Donnelley Financial Solutions, Inc.(a)	38	2,533
Dropbox, Inc., Class A(a)	82	2,061
Five9, Inc.(a)	36	1,161
Manhattan Associates, Inc.(a)	10	2,644
Qualys, Inc.(a)	14	1,752
Silicon Laboratories, Inc.(a)	18	2,131
SPS Commerce, Inc.(a)	15	2,997
Synaptics, Inc.(a)	22	1,791
Tenable Holdings, Inc.(a)	49	2,023
Ultra Clean Holdings, Inc.(a)	67	2,526
Veeco Instruments, Inc.(a)	44	1,562
		40,613
Total Common Stocks (Cost $155,096)		215,223

MONEY MARKET FUNDS - 2.30%
First American Government Obligations Fund, Class X, 5.22%(c)	4,930	4,930
Total Money Market Funds (Cost $4,930)		4,930

Total Investments — 102.87% (Cost $160,026)		220,153
Liabilities in Excess of Other Assets — (2.87)%		(6,152)
NET ASSETS — 100.00%		$214,001

(a)	Non-income producing security.

(b)	Security is currently being valued according to the fair value procedures of the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee.

(c)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes which are an integral part of these financial statements.

3

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Statement of Assets and Liabilities
August 31, 2024

Assets
Investments in securities at fair value (cost $160,026)	$220,153
Dividends receivable	224
Receivable from Adviser	14,762
Prepaid expenses	5,372
Total Assets	240,511

Liabilities
Payable to affiliates	5,830
Accrued audit and tax fees	19,600
Other accrued expenses	1,080
Total Liabilities	26,510
Net Assets	$214,001

Net Assets consist of:
Paid-in capital	$176,953
Accumulated earnings	37,048
Net Assets	$214,001
Shares outstanding (unlimited number of shares authorized, no par value)	17,301
Net asset value, offering and redemption price per share	$12.37

See accompanying notes which are an integral part of these financial statements.

4

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Statement of Operations
For the Year Ended August 31, 2024

Investment Income
Dividend income (net of foreign taxes withheld of $4)	$2,003
Total investment income	2,003

Expenses
Administration	58,242
Legal	19,966
Audit and tax	19,600
Trustee	16,014
Transfer agent	13,039
Compliance services	12,000
Report printing	3,768
Custodian	2,291
Registration	1,848
Pricing	1,439
Adviser	1,364
Miscellaneous	22,474
Total expenses	172,045
Fees waived and/or expenses reimbursed by Adviser	(170,542)
Net operating expenses	1,503
Net investment income	500
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(12,553)
Net change in unrealized appreciation of investment securities	30,935
Net realized and change in unrealized gain on investments	18,382
Net increase in net assets resulting from operations	$18,882

See accompanying notes which are an integral part of these financial statements.

5

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Statements of Changes in Net Assets

	For the Year	For the Year
	Ended August	Ended August
	31, 2024	31, 2023

Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$500	$344
Net realized loss on investment securities transactions	(12,553)	(9,693)
Net change in unrealized appreciation of investment securities	30,935	31,301
Net increase in net assets resulting from operations	18,882	21,952

Distributions From:
Earnings	(228)	(13,142)
Total distributions	(228)	(13,142)

Capital Transactions
Reinvestment of distributions	228	13,143
Net increase in net assets resulting from capital transactions	228	13,143
Total Increase in Net Assets	18,882	21,953

Net Assets
Beginning of year	195,119	173,166
End of year	$214,001	$195,119

Share Transactions
Shares issued in reinvestment of distributions	19	1,337
Net increase in shares	19	1,337

See accompanying notes which are an integral part of these financial statements.

6

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Financial Highlights

(For a share outstanding during each period)

					For the
	For the	For the	For the	For the	Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2024	2023	2022	2021	2020(a)

Selected Per Share Data:
Net asset value, beginning of period	$11.29	$10.86	$15.63	$10.47	$10.00
Investment operations:
Net investment income (loss)	0.03	0.02	(0.03)	(0.03)	—	(b)
Net realized and unrealized gain (loss)	1.06	1.23	(3.85)	5.21	0.47
Total from investment operations	1.09	1.25	(3.88)	5.18	0.47
Less distributions to shareholders from:
Net investment income	(0.01)	—	—	—	—
Net realized gains	—	(0.82)	(0.89)	(0.02)	—
Total distributions	(0.01)	(0.82)	(0.89)	(0.02)	—
Net asset value, end of period	$12.37	$11.29	$10.86	$15.63	$10.47
Total Return(c)	9.69%	12.68%	(26.23)%	49.47%	4.70	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$214	$195	$173	$235	$157
Ratio of net expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75	% (e)
Ratio of gross expenses to average net assets before waiver and reimbursement	85.82%	89.41%	72.50%	68.54%	188.33	% (e)
Ratio of net investment income (loss) to average net assets	0.25%	0.19%	(0.20)%	(0.23)%	0.30	% (e)
Portfolio turnover rate	29%	26%	30%	24%	2	% (d)

(a)	For the period July 17, 2020 (commencement of operations) to August 31, 2020.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

7

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Notes to the Financial Statements
August 31, 2024

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group U.S. Small Cap Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on July 17, 2020. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek to outperform, net of fees and expenses, the return of the Russell 2000 Index.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment

8

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Notes to the Financial Statements (continued)
August 31, 2024

company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended August 31, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the fiscal year ended August 31, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds of the Trust based on each Fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment

9

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Notes to the Financial Statements (continued)
August 31, 2024

income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

For the fiscal year ended August 31, 2024, the Fund made the following reclassifications to increase (decrease) the components of net assets:

Paid-In Capital	Accumulated Earnings
$(6)	$6

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

10

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Notes to the Financial Statements (continued)
August 31, 2024

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources

11

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Notes to the Financial Statements (continued)
August 31, 2024

are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2024:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3		Total
Common Stocks(a)	$215,223	$—	$—	(b)	$215,223
Money Market Funds	$4,930	—	$—		4,930
Total	$220,153	$—	$—		$220,153

(a)	Refer to Schedule of Investments for sector classifications.

(b)	OmniAb, Inc. is currently being fair valued according to the fair value procedures of the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.68% of the Fund’s average daily net assets. For the fiscal year ended August 31, 2024, the Adviser earned management fees of $1,364 from the Fund before the fee waiver and expense reimbursement described below.

12

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Notes to the Financial Statements (continued)
August 31, 2024

The Adviser has contractually agreed to waive its management fee and/or to reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.75% of the Fund’s average daily net assets through December 31, 2028 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon 60 days’ written notice to the Adviser. For the fiscal year ended August 31, 2024, the Adviser waived fees and/or reimbursed expenses in the amount of $170,542 for the Fund. At August 31, 2024, the Adviser owed the Fund $14,762.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of August 31, 2024, the Adviser may seek repayment of fee waivers and expense reimbursements in amounts as follows:

Recoverable Through
August 31, 2025	$148,379
August 31, 2026	159,670
August 31, 2027	170,542

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a

13

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Notes to the Financial Statements (continued)
August 31, 2024

wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the Interested Trustee began receiving the same compensation as the Independent Trustees.

NOTE 5. INVESTMENT TRANSACTIONS

For the fiscal year ended August 31, 2024, purchases and sales of investment securities, other than short-term investments, were $57,490 and $60,260, respectively.

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended August 31, 2024.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of August 31, 2024, the Adviser owned 100% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

14

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Notes to the Financial Statements (continued)
August 31, 2024

NOTE 7. FEDERAL TAX INFORMATION

At August 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$72,371
Gross unrealized depreciation	(13,349)
Net unrealized appreciation on investments	$59,022
Tax cost of investments	$161,131

The tax character of distributions paid for the fiscal years ended August 31, 2024 and August 31, 2023 were as follows:

Distributions paid from:	2024	2023
Ordinary income(a)	$228	$1
Long-term capital gains	—	13,141
Total distributions paid	$228	$13,142

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$173
Accumulated capital and other losses	(22,147)
Unrealized appreciation on investments	59,022
Total accumulated earnings	$37,048

As of August 31, 2024, the Fund had accumulated short-term capital loss carryforwards of $2,150 and long-term capital loss carryforwards of $19,997, not subject to expiration.

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales and C Corporation return of capital basis adjustments.

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the

15

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Notes to the Financial Statements (continued)
August 31, 2024

volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

16

Report of Independent Registered Public Accounting Firm

To the Shareholders of Fisher Investments Institutional Group Fund Family and

Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fisher Investments Institutional Group U.S. Small Cap Equity Fund (the “Fund”), a series of Unified Series Trust, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the years ended August 31, 2024, 2023, 2022, and 2021 and for the period July 17, 2020 (commencement of operations) to August 31, 2020, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended August 31, 2024, 2023, 2022, and 2021 and for the period July 17, 2020 (commencement of operations) to August 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Fisher Asset Management, LLC since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 30, 2024

17

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 100% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2024 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

For the fiscal year ended August 31, 2024, the Fund designated $0 as long-term capital gain distributions.

18

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 851-8845 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED
Daniel J. Condon, Chair	PUBLIC ACCOUNTING FIRM
David R. Carson	Cohen & Company, Ltd.
Kenneth G.Y. Grant	1350 Euclid Avenue, Suite 800
Freddie Jacobs, Jr.	Cleveland, OH 44115
Catharine B. McGauley
Ronald C. Tritschler

OFFICERS	LEGAL COUNSEL
Martin R. Dean, President	Thompson Hine LLP
Gweneth K. Gosselink,	312 Walnut Street, 20th Floor
Chief Compliance Officer	Cincinnati, OH 45202
Zachary P. Richmond,
Treasurer and Chief Financial Officer

INVESTMENT ADVISER	CUSTODIAN
Fisher Asset Management, LLC	U.S. Bank, N.A.
6500 International Parkway, Suite 2050	425 Walnut Street
Plano, TX 75093	Cincinnati, OH 45202

DISTRIBUTOR	ADMINISTRATOR, TRANSFER
Ultimus Fund Distributors, LLC	AGENT AND FUND ACCOUNTANT
225 Pictoria Drive, Suite 450	Ultimus Fund Solutions, LLC
Cincinnati, OH 45246	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fees and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

OneAscent Large Cap Core ETF (OALC)
OneAscent Core Plus Bond ETF (OACP)
OneAscent International Equity ETF (OAIM)
OneAscent Emerging Markets ETF (OAEM)
OneAscent Small Cap Core ETF (OASC)
NYSE Arca, Inc.

Financial Statements

August 31, 2024

OneAscent Investment Solutions, LLC 23 Inverness Center Parkway Birmingham, Alabama 35242 Telephone: 1-800-222-8274

OneAscent Large Cap Core ETF
Schedule of Investments
August 31, 2024

	Shares	Fair Value
COMMON STOCKS — 99.23%
Communications — 10.43%
Airbnb, Inc., Class A(a)	2,193	$257,261
Alphabet, Inc., Class C	13,870	2,290,076
Alphabet, Inc., Class A	14,496	2,368,356
AT&T, Inc.	33,884	674,292
Booking Holdings, Inc.	143	559,020
Charter Communications, Inc., Class A(a)	943	327,730
Comcast Corp., Class A	21,485	850,162
DoorDash, Inc., Class A(a)	1,252	161,145
Electronic Arts, Inc.	2,091	317,455
Expedia Group, Inc.(a)	1,513	210,443
Frontier Communications Parent, Inc.(a)	4,540	130,752
GoDaddy, Inc., Class A(a)	1,211	202,734
IAC, Inc.(a)	3,694	194,969
Lyft, Inc.(a)	7,337	85,623
Maplebear, Inc.(a)	3,647	130,891
Match Group, Inc.(a)	5,446	202,646
Paramount Global, Class B	11,858	124,153
Pinterest, Inc., Class A(a)	3,236	103,681
Roblox Corp., Class A(a)	3,139	138,085
Roku, Inc.(a)	1,907	129,237
T-Mobile US, Inc.	2,592	515,082
Trade Desk, Inc. (The), Class A(a)	1,343	140,384
Uber Technologies, Inc.(a)	7,297	533,630
VeriSign, Inc.(a)	2,038	374,788
Verizon Communications, Inc.	18,081	755,424
Warner Bros. Discovery, Inc.(a)	25,513	200,022
Zillow Group, Inc., Class A(a)	2,679	143,139
		12,121,180
Consumer Discretionary — 9.94%
Amazon.com, Inc.(a)	23,270	4,153,696
Chipotle Mexican Grill, Inc.(a)	4,250	238,340
Floor & Decor Holdings, Inc., Class A(a)	971	109,179
General Motors Co.	8,180	407,200
Hess Corp.	1,019	140,683
Home Depot, Inc. (The)	3,757	1,384,455
Lennar Corp., Class B	1,155	194,999
Lowe’s Cos., Inc.	2,910	723,135
Marriott International, Inc., Class A	1,295	303,924
McDonald’s Corp.	3,332	961,815
NVR, Inc.(a)	25	229,311
Ralph Lauren Corp.	798	136,665
Tesla, Inc.(a)	7,337	1,570,925
TJX Companies, Inc. (The)	5,640	661,403
Yum! Brands, Inc.	2,486	335,411
		11,551,141

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
August 31, 2024

	Shares	Fair Value
COMMON STOCKS — 99.23% - continued
Consumer Staples — 6.84%
Celsius Holdings, Inc.(a)	1,539	$58,528
Coca-Cola Co. (The)	17,997	1,304,242
Costco Wholesale Corp.	1,335	1,191,328
Estee Lauder Cos., Inc. (The), Class A	1,094	100,276
Hershey Co. (The)	1,202	232,058
Keurig Dr Pepper, Inc.	6,279	229,874
Mondelez International, Inc., Class A	9,219	662,017
Monster Beverage Corp.(a)	4,569	215,337
PepsiCo, Inc.	6,041	1,044,368
Procter & Gamble Co. (The)	8,108	1,390,846
Seaboard Corp.	34	105,753
Target Corp.	1,723	264,687
Wal-Mart Stores, Inc.	14,865	1,148,024
		7,947,338
Energy — 3.15%
Chevron Corp.	5,711	844,942
ConocoPhillips	4,108	467,449
Exxon Mobil Corp.	13,025	1,536,170
Occidental Petroleum Corp.	2,829	161,196
Phillips 66	3,388	475,370
Valero Energy Corp.	1,163	170,647
		3,655,774
Financials — 10.28%
American Express Co.	1,863	481,865
Ameriprise Financial, Inc.	742	333,484
Aon PLC, Class A	1,214	417,276
Arch Capital Group Ltd.(a)	1,726	195,193
Bank of America Corp.	25,287	1,030,445
Berkshire Hathaway, Inc., Class B(a)	4,955	2,358,184
BlackRock, Inc.	700	631,267
Blackstone Group L.P. (The), Class A	3,305	470,500
Capital One Financial Corp.	1,802	264,768
Charles Schwab Corp. (The)	4,316	280,972
Chubb Ltd.	1,587	450,994
Coinbase Global, Inc., Class A(a)	450	82,512
General Dynamics Corp.	770	230,507
Interactive Brokers Group, Inc., Class A	882	113,681
JPMorgan Chase & Co.	9,101	2,045,905
Marsh & McLennan Cos., Inc.	2,690	612,002
Morgan Stanley	4,726	489,661
Otis Worldwide Corp.	4,437	420,140
Progressive Corp. (The)	1,472	371,238
U.S. Bancorp	11,440	540,311
W.R. Berkley Corp.	2,052	122,504
		11,943,409
Health Care — 11.45%
Abbott Laboratories	7,789	882,260

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
August 31, 2024

	Shares	Fair Value
COMMON STOCKS — 99.23% - continued
Health Care — 11.45% - continued
AbbVie, Inc.	4,764	$935,221
Amgen, Inc.	1,316	439,320
Boston Scientific Corp.(a)	5,824	476,345
Cigna Corp.	1,536	555,740
Danaher Corp.	3,124	841,325
DexCom, Inc.(a)	1,403	97,284
Edwards LifeSciences Corp.(a)	3,576	250,177
Elevance Health, Inc.	1,284	715,046
Eli Lilly & Co.	1,940	1,862,440
Gilead Sciences, Inc.	4,631	365,849
Hologic, Inc.(a)	3,026	245,832
Humana, Inc.	936	331,784
IDEXX Laboratories, Inc.(a)	624	300,350
Incyte Corp.(a)	1,876	123,178
Johnson & Johnson	7,172	1,189,548
McKesson Corp.	698	391,634
Merck & Co., Inc.	6,218	736,522
Mettler-Toledo International, Inc.(a)	205	295,011
Molina Healthcare, Inc.(a)	658	230,162
Regeneron Pharmaceuticals, Inc.(a)	282	334,083
Royalty Pharma PLC, Class A	14,366	417,045
Stryker Corp.	1,708	615,597
Vertex Pharmaceuticals, Inc.(a)	706	350,098
Zoetis, Inc., Class A	1,782	326,979
		13,308,830
Industrials — 7.11%
AGCO Corp.	1,363	124,088
Amphenol Corp., Class A	5,994	404,295
Caterpillar, Inc.	1,751	623,530
Cintas Corp.	459	369,550
Deere & Co.	1,167	450,158
Delta Air Lines, Inc.	3,183	135,246
Eaton Corp. plc	1,508	462,850
Expeditors International of Washington, Inc.	2,250	277,673
GE Vernova LLC(a)	878	176,478
General Electric Co.	3,624	632,823
Honeywell International, Inc.	3,534	734,755
Illinois Tool Works, Inc.	2,084	527,627
Keysight Technologies, Inc.(a)	1,748	269,402
Lockheed Martin Corp., Class B	1,016	577,190
Parker-Hannifin Corp.	438	262,888
RTX Corp.	4,596	566,871
Southwest Airlines Co.	6,848	198,044
Symbotic, Inc.(a)	2,848	54,682
Transdigm Group, Inc.	178	244,431
Union Pacific Corp.	2,771	709,625

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
August 31, 2024

	Shares	Fair Value
COMMON STOCKS — 99.23% - continued
Industrials — 7.11% - continued
United Parcel Service, Inc., Class B	3,548	$456,095
		8,258,301
Materials — 1.70%
Albemarle Corp.	1,028	92,777
Alcoa Corp.	2,616	83,974
Linde plc	1,965	939,761
LyondellBasell Industries N.V., Class A	2,971	293,238
Mosaic Co. (The)	3,693	105,509
Newmont Corp.	4,153	221,728
Nucor Corp.	1,561	237,132
		1,974,119
Real Estate — 1.31%
CBRE Group, Inc., Class A(a)	4,499	518,014
Crown Castle International Corp.	4,157	465,668
Jones Lang LaSalle, Inc.(a)	1,170	298,619
Kilroy Realty Corp.	6,757	245,076
		1,527,377
Technology — 34.36%
Adobe, Inc.(a)	1,593	915,035
Advanced Micro Devices, Inc.(a)	4,272	634,648
Akamai Technologies, Inc.(a)	1,387	141,252
Analog Devices, Inc.	2,930	688,081
Applied Materials, Inc.	3,480	686,465
AppLovin Corp., Class A(a)	1,877	174,317
Arista Networks, Inc.(a)	1,191	420,876
Automatic Data Processing, Inc.	1,959	540,508
Block, Inc., Class A(a)	1,747	115,442
Broadcom, Inc.	12,570	2,046,647
Ciena Corp.(a)	2,334	134,555
Cisco Systems, Inc.	20,381	1,030,057
Corning, Inc.	7,944	332,456
Credo Technology Group Holding Ltd.(a)	4,452	155,419
Dell Technologies, Inc., Class C	810	93,587
F5, Inc.(a)	1,320	268,158
Fiserv, Inc.(a)	2,965	517,689
Gartner, Inc.(a)	439	215,970
Intel Corp.	15,059	331,900
International Business Machines Corp.	3,515	710,487
Intuit, Inc.	1,078	679,420
Jabil, Inc.	3,140	343,139
Juniper Networks, Inc.	5,940	230,947
KLA Corp.	703	576,059
Lam Research Corp.	604	495,890
MasterCard, Inc., Class A	3,217	1,554,905
Microchip Technology, Inc.	4,825	396,422
Micron Technology, Inc.	3,181	306,139
Microsoft Corp.	19,297	8,049,551

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
August 31, 2024

	Shares	Fair Value
COMMON STOCKS — 99.23% - continued
Technology — 34.36% - continued
Moody’s Corp.	1,053	$513,590
Motorola Solutions, Inc.	1,253	553,877
MSCI, Inc.	662	384,351
NVIDIA Corp.	61,930	7,392,585
Oracle Corp.	5,854	827,112
Palo Alto Networks, Inc.(a)	972	352,564
PTC, Inc.(a)	912	163,330
Pure Storage, Inc., Class A(a)	1,818	93,245
Qorvo, Inc.(a)	1,737	201,301
Qualcomm, Inc.	3,616	633,885
Qualys, Inc.(a)	823	103,015
S&P Global, Inc.	1,761	903,816
Salesforce, Inc.	3,001	758,953
ServiceNow, Inc.(a)	710	607,050
SPS Commerce, Inc.(a)	591	118,046
Synopsys, Inc.(a)	720	374,098
Texas Instruments, Inc.	4,366	935,808
Ubiquiti, Inc.	762	147,462
Verisk Analytics, Inc.	1,245	339,661
Visa, Inc., Class A	6,309	1,743,617
		39,933,387
Utilities — 2.66%
American Water Works Co., Inc.	2,284	326,886
Clearway Energy, Inc., Class C	3,957	114,595
Dominion Energy, Inc.	2,402	134,272
Duke Energy Corp.	4,585	522,461
Eversource Energy	3,916	264,447
FirstEnergy Corp.	4,450	195,444
NextEra Energy Partners LP	3,330	83,417
NextEra Energy, Inc.	6,984	562,281
Sempra	4,661	383,041
Southern Co. (The)	5,878	507,859
		3,094,703

Total Common Stocks/Investments — 99.23% (Cost $102,494,130)		115,315,559
Other Assets in Excess of Liabilities — 0.77%		896,581
NET ASSETS — 100.00%		$116,212,140

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Schedule of Investments
August 31, 2024

	Principal
	Amount	Fair Value
ASSET BACKED SECURITIES — 10.06%
Century Plaza Towers, Series 2019-CPT, Class B, 3.10%, 11/13/2039(a)(b)	$740,000	$644,799
COMM Mortgage Trust, Series 2022-HC, Class B, 3.17%, 1/10/2039(a)	1,000,000	913,302
Frontier Issuer, LLC, Series 1, Class C, 11.50%, 8/20/2053(a)	1,000,000	1,033,609
Frontier Issuer, LLC, Series 1, Class C, 11.16%, 6/20/2054(a)	1,000,000	1,033,652
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class B, 5.52%, 2/22/2055(a)	971,631	960,220
Helios Issuer, LLC, Series 2023-B, Class C, 6.00%, 8/22/2050(a)	836,110	731,373
Hertz Vehicle Financing, LLC, Series 2023-2A, Class C, 7.13%, 9/25/2029(a)	900,000	943,195
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class A, 7.07%, 10/15/2033 (US0001M + 1.370bps)(a)(b)	1,000,000	964,860
Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.16%, 6/20/2053(a)	784,011	808,183
Mosaic Solar Loan Trust, Series 2023-2A, Class C, 8.18%, 9/22/2053(a)	500,000	405,550
Mosaic Solar Loan Trust 2024-1, Series 1, Class D, 10.00%, 9/20/2049(a)	500,000	444,193
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 6.92%, 7/15/2036 (US0001M + 1.500bps)(a)(b)	848,857	768,050
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/2054(a)	500,000	441,288
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 2/10/2032(a)	365,224	336,719
STWD Mortgage Trust, Series 2021-LIH, Class B, 7.11%, 11/15/2036 (US0001M + 1.656bps)(a)(b)	1,000,000	987,464
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/2057(a)	915,948	893,749
Tesla Auto Lease Trust, Series 2023-A, Class A2, 5.86%, 8/20/2025(a)	259,905	260,092
Tesla Auto Lease Trust, Series 2023-A, Class A3, 5.89%, 6/22/2026(a)	500,000	501,814
Tesla Auto Lease Trust, Series A, Class A3, 5.30%, 6/21/2027(a)	1,170,000	1,178,725
Tesla Electric Vehicle Trust 2023-1, Series 1, Class A3, 5.38%, 6/20/2028(a)	750,000	759,391
Vivint Solar Financing V, LLC, Series 2018-1A, Class B, 7.37%, 4/30/2048(a)	457,720	432,455
Wells Fargo Commercial Mortgage Trust 2024-SVEN, Series SVEN, Class X, 0.16%, 6/10/2037(a)(b)		967,260
Total Asset Backed Securities (Cost $16,488,051)		16,409,943
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.20%
Freddie Mac Multiclass Certificates, Series 2022-P013, Class A2, 2.85%, 2/25/2032(b)	1,000,000	879,248
Freddie Mac Multiclass Certificates, Series P016, Class A2, 4.76%, 9/25/2033(b)	1,000,000	998,805
Government National Mortgage Association, Series 111, Class ZA, 3.00%, 2/20/2052	103,042	74,725
Total Collateralized Mortgage Obligations (Cost $1,997,323)		1,952,778
CORPORATE BONDS — 45.15%
Consumer Discretionary — 2.25%
Choice Hotels International, Inc., 5.85%, 8/1/2034	425,000	435,408
Conservation Fund, Series 2019, 3.47%, 12/15/2029	1,000,000	937,443
Magna International, Inc., 2.45%, 6/15/2030	1,000,000	895,657
NHP Foundation (The), 6.00%, 12/1/2033	500,000	539,557

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
August 31, 2024

	Principal
	Amount	Fair Value
CORPORATE BONDS — 45.15% - continued
Walmart, Inc., 1.80%, 9/22/2031	$1,000,000	$859,134
		3,667,199
Consumer Staples — 1.64%
Kroger Co. (The), 5.65%, 9/15/2064	950,000	932,431
PepsiCo, Inc., 3.90%, 7/18/2032	1,100,000	1,069,951
Unilever Capital Corp., 2.63%, 8/12/2051	1,000,000	671,176
		2,673,558
Energy — 3.05%
BP Capital Markets America, Inc., 2.77%, 11/10/2050	1,000,000	651,719
ConocoPhillips Co., 5.05%, 9/15/2033	500,000	513,354
Continental Wind, LLC, 6.00%, 2/28/2033(a)	1,057,791	1,082,634
Equinor ASA, 3.95%, 5/15/2043	1,000,000	857,243
Occidental Petroleum Corp., 6.05%, 10/1/2054	400,000	409,130
Raizen Fuels Finance S.A., 6.45%, 3/5/2034(a)	575,000	606,404
TotalEnergies Capital SA, 5.49%, 4/5/2054	825,000	853,497
		4,973,981
Financials — 15.83%
Allianz S.E., 5.60%, 9/3/2054 (H15T5Y + 2.771bps)(a)(b)	1,000,000	1,000,370
BB Blue Financing DAC, Series A2, 4.40%, 9/20/2029	1,000,000	982,926
BB Blue Financing DAC, Series A1, 4.40%, 9/20/2037	1,000,000	1,004,117
BNP Paribas S.A., 5.89%, 12/5/2034 (SOFR + 1.866bps)(a)(b)	1,175,000	1,249,095
Consumers 2023 Securitization Funding, LLC, 5.55%, 3/1/2028	1,000,000	1,008,325
Credit Agricole S.A., 5.34%, 1/10/2030 (SOFR + 1.690bps)(a)(b)	1,000,000	1,020,516
Credit Agricole S.A., 6.25%, 1/10/2035 (SOFR + 2.670bps)(a)(b)	1,000,000	1,050,757
Export Development Canada, 4.13%, 2/13/2029	1,000,000	1,012,720
Export Development Canada, 4.75%, 6/5/2034	1,000,000	1,059,119
Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/2029(a)	1,000,000	1,022,276
Goldman Sachs Group, Inc. (The), 5.50%, Perpetual (H15T5Y + 3.623bps)(b)	1,000,000	1,005,116
GPS Blue Financing DAC, 5.65%, 11/9/2041(a)	1,000,000	995,000
Hannon Armstrong Sustainable Infrastructure, 6.38%, 7/1/2034(a)	825,000	831,748
International Bank for Reconstruction & Development, 1.75%, 7/31/2033	1,000,000	1,000,455
JPMorgan Chase & Co., 5.77%, 4/22/2035 (SOFR + 1.490bps)(b)	500,000	531,578
KFW, 4.38%, 2/28/2034	1,000,000	1,033,738
Muenchener Rueckversicherungs-Gesellschaft A.G., 5.88%, 5/23/2042 (H15T5Y + 3.982bps)(a)(b)	1,000,000	1,028,864
NatWest Group plc, 8.13%, Perpetual (H15T5Y + 3.752bps)(b)	1,000,000	1,061,706
Private Export Funding Corp., 4.60%, 2/15/2034	1,000,000	1,021,467
Province of Quebec Canada, 1.90%, 4/21/2031	1,000,000	872,989
Societe Generale S.A., 7.13%, 1/19/2055 (H15T1Y + 2.950bps)(a)(b)	1,200,000	1,217,615
Starwood Property Trust, Inc., 7.25%, 4/1/2029(a)	750,000	781,629
UBS Group A.G., 5.70%, 2/8/2035 (H15T1Y + 1.770bps)(a)(b)	1,150,000	1,193,980
UBS Group A.G., 6.30%, Perpetual (H15T1Y + 2.000bps)(a)(b)	1,000,000	1,080,054
UBS Group A.G., 9.25%, Perpetual (H15T5Y + 4.745bps)(a)(b)	625,000	690,664
WLB Asset VI Pte Ltd., 7.25%, 12/21/2027(a)	1,000,000	1,059,990
		25,816,814

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
August 31, 2024

	Principal
	Amount	Fair Value
CORPORATE BONDS — 45.15% - continued
Industrials — 2.81%
Air Canada, Series 2013-1A, Class A, 4.13%, 5/15/2025(a)	$499,209	$492,453
Ambipar Lux Sarl, 9.88%, 2/6/2031(a)	400,000	400,585
Cummins, Inc., 5.45%, 2/20/2054	1,000,000	1,030,020
Delta Air Lines Pass Through Trust, Series 2020-1, Class A, 2.50%, 6/10/2028	1,257,972	1,176,342
Tote Shipholdings, LLC, 3.40%, 10/16/2040	937,000	739,224
Vessel Management Services, Inc., 3.48%, 1/16/2037	831,000	750,585
		4,589,209
Insurance — 0.54%
USAA Capital Corp., 2.13%, 5/1/2030(a)	1,000,000	885,378

Materials — 1.39%
Alcoa Nederland Holding BV, 7.13%, 3/15/2031(a)	1,030,000	1,083,974
Cemex S.A.B. de C.V., 9.13%, Perpetual (H15T5Y + 490.700bps)(a)(b)	625,000	679,826
FMG Resources (August 2006) Pty Ltd., 6.13%, 4/15/2032(a)	500,000	499,906
		2,263,706
Multi-Nationals — 5.01%
African Development Bank, 5.75%, Perpetual (H15T5Y + 1.575bps)(b)	1,000,000	995,486
Arab Petroleum Investments Corp., 5.43%, 5/2/2029(a)	1,000,000	1,037,720
Dominican Republic International Bond, 6.60%, 6/1/2036(a)	300,000	315,399
European Investment Bank, 0.75%, 9/23/2030	1,000,000	836,560
Inter-American Development Bank, GMTN, 3.50%, 4/12/2033	1,000,000	964,678
Inter-American Investment Corp., 2.63%, 4/22/2025	1,000,000	986,591
International Bank for Reconstruction & Development, EMTN, 0%, 3/31/2028	500,000	493,913
International Finance Facility for Immunisation Co., MTN, 1.00%, 4/21/2026	1,000,000	948,440
OPEC Fund for International Development (The), 4.50%, 1/26/2026(a)	1,000,000	999,602
Serbia International Bond, 6.00%, 6/12/2034(a)	575,000	585,030
		8,163,419
Real Estate — 1.69%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.38%, 6/15/2026(a)	1,000,000	958,727
National Community Renaissance of California, 3.27%, 12/1/2032	1,000,000	853,989
Preservation of Affordable Housing, Inc., 4.48%, 12/1/2032	1,000,000	943,978
		2,756,694
Technology — 0.89%
Apple, Inc., 3.00%, 6/20/2027	1,000,000	974,878
Intel Corp., 4.15%, 8/5/2032	500,000	468,624
		1,443,502
Utilities — 10.05%
AES Corp. (The), 5.45%, 6/1/2028	1,000,000	1,018,857
AES Corp. (The), 7.60%, 1/15/2055 (H15T5Y + 3.201bps)(b)	325,000	335,004
Algonquin Power & Utilities Corp., 5.37%, 6/15/2026	950,000	957,191
Consumers Energy Co., 4.60%, 5/30/2029	1,000,000	1,012,068
Duke Energy Carolinas, LLC, 3.55%, 3/15/2052	1,000,000	744,941
MidAmerican Energy Co., 5.30%, 2/1/2055	1,050,000	1,049,921

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
August 31, 2024

	Principal
	Amount	Fair Value
CORPORATE BONDS — 45.15% - continued
New York State Electric & Gas Corp., 2.15%, 10/1/2031(a)	$1,000,000	$832,123
NextEra Energy Operating Partners, L.P., 7.25%, 1/15/2029(a)	1,016,000	1,064,654
Pacific Gas and Electric Co., 6.70%, 4/1/2053	1,000,000	1,098,542
PG&E Recovery Funding, LLC, 4.84%, 6/12/2033	1,000,000	1,019,547
PPL Electric Utilities Corp., 4.85%, 2/15/2034	950,000	961,236
Public Service Co. of Colorado, 5.75%, 5/15/2054	1,100,000	1,151,234
RWE Finance US, LLC, 5.88%, 4/16/2034(a)	550,000	568,744
San Diego Gas & Electric Co., 2.95%, 8/15/2051	1,000,000	687,014
Southern California Edison Co., 5.20%, 6/1/2034	575,000	584,847
Southern California Edison Co., 3.65%, 6/1/2051	1,000,000	749,604
Topaz Solar Farms, LLC, 5.75%, 9/30/2039(a)	925,060	913,189
Union Electric Co., 2.63%, 3/15/2051	1,000,000	627,038
Vistra Corp., 7.00%, Perpetual (H15T5Y + 5.740bps)(a)(b)	1,000,000	1,011,502
		16,387,256
Total Corporate Bonds (Cost $73,682,972)		73,620,716
FOREIGN GOVERNMENT BONDS — 1.34%
Canada Government International Bond, 2.88%, 4/28/2025	1,100,000	1,088,044
Colombia Government International Bond, 8.75%, 11/14/2053	1,000,000	1,089,314
Total Foreign Government Bonds (Cost $2,079,372)		2,177,358
INTERNATIONAL BONDS — 0.60%
Hashemite Kingdom Of Jordan, 3.00%, 6/30/2025	1,000,000	983,689
Total International Bonds (Cost $987,749)		983,689
MUNICIPAL BONDS — 5.64%
California — 0.94%
Freddie Mac Multifamily ML Certificates, Revenue, 1.51%, 9/25/2037	4,880,779	516,142
San Francisco City & County Public Utilities, 4.66%, 10/1/2027	1,000,000	1,009,899
		1,526,041
District of Columbia — 0.46%
District of Columbia, Revenue, 3.85%, 2/28/2025	750,000	745,335
Florida — 0.31%
Florida Development Finance Corp., 8.25%, 7/1/2057(a)	500,000	504,800
Indiana — 0.00%
Fort Wayne, Solid Waste Facility, Revenue, Series 2022A-2, 10.75%, 12/1/2029(c)(d)	234,358	23
Maryland — 1.26%
Maryland Economic Development Corp., 5.43%, 5/31/2056	750,000	764,554
Maryland Economic Development Corp., 5.94%, 5/31/2057	1,250,000	1,283,604
		2,048,158
Minnesota — 0.93%
Minnesota Housing Finance Agency, 5.90%, 8/1/2049	750,000	761,634
Minnesota Housing Finance Agency, 5.95%, 8/1/2054	750,000	761,130
		1,522,764

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
August 31, 2024

	Principal
	Amount	Fair Value
MUNICIPAL BONDS — 5.64% - continued
Montana — 0.63%
Gallatin County Industrial Development, Revenue, Series B, 11.50%, 9/1/2027(d)	$1,000,000	$1,037,307
New Hampshire — 0.52%
New Hampshire Business Finance Authority, Revenue, 5.41%, 7/1/2033	850,000	850,000
New York — 0.59%
Metropolitan Transportation Authority, Revenue, 5.18%, 11/15/2049	75,000	69,290
New York State Energy Research & Development Authority, Revenue, Series A, 4.87%, 4/1/2037	960,000	892,408
		961,698
Total Municipal Bonds (Cost $9,334,174)		9,196,126
NON U.S. GOVERNMENT & AGENCIES — 0.31%
Sovereign — 0.31%
Brazilian Government International Bond, 6.13%, 1/22/2032	500,000	508,532
Total Non U.S. Government & Agencies (Cost $492,689)		508,532
TERM LOANS — 1.88%
Utilities — 1.29%
Constellation Renewables, LLC, 7.58%, 12/15/2027 (TSFR3M + 225.000bps)(b)	859,538	863,298
TerraForm Power Operating, LLC, 7.99%, 5/30/2029 (SOFR + 0.1bps + 2.5bps)(b)	900,000	902,813
Vistra Operations Co., LLC, 7.96%, 3/20/2031 (TSFR1M + 275.000bps)(b)	349,125	351,460
		2,117,571
Industrials — 0.59%
LTR Intermediate Holdings, Inc., 9.94%, 5/5/2028 (US0001M + 450.000bps)(b)	977,330	954,206
Total Term Loans (Cost $3,069,212)		3,071,777
U.S. GOVERNMENT & AGENCIES — 32.88%
Fannie Mae Pool, 4.00%, 5/1/2044	740,557	724,333
Fannie Mae Pool, 2.50%, 8/1/2051	667,644	576,111
Fannie Mae Pool, 2.50%, 12/1/2051	796,789	688,890
Fannie Mae Pool, 2.50%, 2/1/2052	183,438	158,507
Fannie Mae Pool, 2.50%, 2/1/2052	2,056,503	1,776,745
Fannie Mae Pool, 3.00%, 2/1/2052	217,958	193,986
Fannie Mae Pool, 3.00%, 4/1/2052	2,499,966	2,243,187
Fannie Mae Pool, 3.00%, 4/1/2052	267,062	237,559
Fannie Mae Pool, 3.50%, 4/1/2052	2,428,028	2,239,393
Fannie Mae Pool, 5.00%, 5/1/2052	176,148	175,265
Fannie Mae Pool, 3.00%, 6/1/2052	134,180	119,187
Fannie Mae Pool, 3.50%, 6/1/2052	193,286	178,280
Fannie Mae Pool, 4.50%, 6/1/2052	430,890	420,079
Fannie Mae Pool, 5.00%, 7/1/2052	429,403	427,065
Fannie Mae Pool, 4.00%, 8/1/2052	1,431,948	1,360,148

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
August 31, 2024

	Principal
	Amount	Fair Value
U.S. GOVERNMENT & AGENCIES — 32.88% - continued
Fannie Mae Pool, 4.50%, 8/1/2052	$1,891,485	$1,842,900
Fannie Mae Pool, 4.00%, 9/1/2052	982,821	933,391
Fannie Mae Pool, 4.50%, 9/1/2052	1,354,648	1,320,254
Fannie Mae Pool, 5.00%, 9/1/2052	306,635	305,045
Fannie Mae Pool, 4.00%, 10/1/2052	1,241,292	1,178,800
Fannie Mae Pool, 4.50%, 10/1/2052	682,657	665,324
Fannie Mae Pool, 5.00%, 10/25/2052	639,515	635,398
Fannie Mae Pool, 4.50%, 11/1/2052	1,295,860	1,262,575
Fannie Mae Pool, 5.00%, 2/1/2053	120,850	120,100
Fannie Mae Pool, 5.50%, 2/1/2053	434,981	438,516
Fannie Mae Pool, 6.00%, 2/1/2053	382,011	389,515
Fannie Mae Pool, 6.00%, 3/1/2053	304,366	310,375
Fannie Mae Pool, 5.50%, 6/1/2053	868,170	875,028
Fannie Mae Pool, 5.00%, 8/1/2053	1,646,766	1,635,493
Fannie Mae Pool, 5.50%, 10/1/2053	1,432,303	1,442,848
Fannie Mae Pool, 5.50%, 5/1/2054	1,221,424	1,230,225
Federal National Mortgage Association, 0.88%, 8/5/2030	1,000,000	843,770
Federal National Mortgage Association, 5.00%, 4/1/2053	508,115	504,923
Freddie Mac Pool, 3.00%, 2/1/2052	178,207	159,903
Freddie Mac Pool, 3.00%, 3/1/2052	1,161,257	1,032,868
Freddie Mac Pool, 4.00%, 4/1/2052	175,930	167,299
Freddie Mac Pool, 3.00%, 6/1/2052	571,562	510,776
Freddie Mac Pool, 3.00%, 6/1/2052	267,023	237,452
Ginnie Mae II Pool, 2.50%, 9/20/2051	757,704	662,526
Ginnie Mae II Pool, 3.00%, 12/20/2051	1,948,006	1,763,404
Ginnie Mae II Pool, 3.00%, 1/20/2052	211,498	191,465
Ginnie Mae II Pool, 2.50%, 5/20/2052	295,853	258,689
Ginnie Mae II Pool, 3.50%, 7/20/2052	1,425,296	1,327,514
Ginnie Mae II Pool, 4.00%, 9/20/2052	967,869	925,558
Ginnie Mae II Pool, 4.50%, 12/20/2052	684,459	671,646
Ginnie Mae II Pool, 4.50%, 2/20/2053	146,659	143,897
Ginnie Mae II Pool, 5.00%, 2/20/2053	245,226	244,962
Ginnie Mae II Pool, 5.50%, 2/20/2053	100,576	101,353
Ginnie Mae II Pool, 3.00%, 8/20/2053	27,749	25,119
United States Treasury Bond, 2.38%, 2/15/2042	483,000	369,882
United States Treasury Note, 4.38%, 7/31/2026	1,446,000	1,456,901
United States Treasury Note, 3.75%, 8/31/2026	200,000	199,332
United States Treasury Note, 3.75%, 8/15/2027	480,000	479,456
United States Treasury Note, 3.63%, 8/31/2029	3,821,000	3,805,626
United States Treasury Note, 4.13%, 7/31/2031	371,000	378,072
United States Treasury Note, 3.88%, 8/15/2034	1,589,000	1,584,407
United States Treasury Note, 4.13%, 8/15/2044	6,445,000	6,304,520

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
August 31, 2024

	Principal
	Amount	Fair Value
U.S. GOVERNMENT & AGENCIES — 32.88% - continued
United States Treasury Note, 4.63%, 5/15/2054	$2,957,000	$3,169,534
Total U.S. Government & Agencies (Cost $53,935,615)		53,625,376
Total Investments — 99.06% (Cost $162,067,157)		161,546,295
Other Assets in Excess of Liabilities — 0.94%		1,533,252
NET ASSETS — 100.00%		$163,079,547

(a)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of August 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	In default.

(d)	Illiquid security. The total fair value of these securities as of August 31, 2024 was $1,037,330, representing 0.64% of net assets.

EMTN - Euro Medium Term Note

GMTN - Global Medium Term Note

See accompanying notes which are an integral part of these financial statements.

OneAscent International Equity ETF
Schedule of Investments
August 31, 2024

	Shares	Fair Value
COMMON STOCKS — 83.80%
Communications — 0.90%
Trip.com Group Ltd. (China)(a)	25,050	$1,189,241

Consumer Staples — 10.21%
Carrefour S.A. (France)	115,745	1,865,122
Dollarama, Inc. (Canada)	39,611	4,011,888
Kimberly-Clark de Mexico SAB de CV (Mexico)	1,581,522	2,596,688
L’Oreal S.A. (France)	4,457	1,953,632
Nestle S.A. - ADR (Switzerland)	28,799	3,079,189
		13,506,519
Energy — 4.45%
Aker BP ASA (Norway)	171,667	4,109,344
CES Energy Solutions Corp. (Canada)	299,511	1,777,883
		5,887,227
Financials — 14.20%
AIA Group Ltd. (Hong Kong)	138,819	987,134
Bangkok Bank PCL (Thailand)	731,565	3,032,550
Bank Rakyat Indonesia Persero Tbk P.T. (Indonesia)	10,623,344	3,539,969
DBS Group Holdings Ltd. (Singapore)	179,142	4,991,458
HDFC Bank Ltd. - ADR (India)	37,296	2,279,159
KBC Group N.V. (Belgium)	50,968	3,962,300
		18,792,570
Health Care — 6.75%
Olympus Corp. (Japan)	215,983	3,929,153
Santen Pharmaceutical Co. Ltd. (Japan)	196,365	2,520,531
Straumann Holding AG (Switzerland)	16,900	2,493,625
		8,943,309
Industrials — 12.83%
CAE, Inc. (Canada)(a)	117,031	2,093,623
Element Fleet Management Corp. (Canada)	132,686	2,751,739
Intertek Group plc (United Kingdom)	36,177	2,351,655
Mitsubishi Electric Corp. (Japan)	201,835	3,370,106
Safran S.A. (France)	10,387	2,272,443
Sulzer A.G. (Switzerland)	13,939	2,144,436
Webuild SpA (Italy)	722,965	1,994,386
		16,978,388
Materials — 12.79%
CRH plc (Ireland)	40,104	3,551,739
Givaudan S.A. (Switzerland)	589	3,017,707
Mitsubishi Materials Corp. (Japan)	87,845	1,548,198
Rio Tinto plc (United Kingdom)	56,777	3,556,531
Smurfit WestRock plc (Ireland)	77,710	3,664,613
Suzano S.A. - ADR (Brazil)	161,492	1,572,932
		16,911,720
Technology — 21.67%
ASML Holding N.V. - ADR (Netherlands)	3,699	3,343,415
ASMPT Ltd. (Hong Kong)	228,350	2,571,113
Canon, Inc. (Japan)	86,419	2,965,737

See accompanying notes which are an integral part of these financial statements.

OneAscent International Equity ETF
Schedule of Investments (continued)
August 31, 2024

	Shares	Fair Value
COMMON STOCKS — 83.80% - continued
Technology — 21.67% - continued
Constellation Software, Inc. (Canada)	787	$2,569,779
Murata Manufacturing Co. Ltd. (Japan)	78,703	1,632,838
Nomura Research Institute Ltd. (Japan)	92,330	3,101,014
Novatek Microelectronics Corp. (Taiwan Province of China)	79,000	1,331,710
NXP Semiconductors NV (Netherlands)	11,517	2,952,498
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Taiwan Province of China)	36,600	6,284,221
Topicus.com, Inc. (Canada)	19,783	1,920,289
		28,672,614
Total Common Stocks (Cost $92,185,223)		110,881,588

WARRANTS - 0.00%(b)
Technology — 0.00%(b)
Constellation Software, Inc., (Canada) Expiration Date 3/31/2040(c)	872	—
Total Warrants (Cost $0)		—
Total Investments — 83.80% (Cost $92,185,223)		110,881,588
Other Assets in Excess of Liabilities — 16.20%		21,437,799
NET ASSETS — 100.00%		$132,319,387

(a)	Non-income producing security.

(b)	Less than 0.005%.

(c)	Security is currently being valued according to the fair value procedures of the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

OneAscent Emerging Markets ETF
Schedule of Investments
August 31, 2024

	Shares	Fair Value
COMMON STOCKS — 90.11%
Communications — 5.67%
MakeMyTrip Ltd. (Mauritius)(a)	24,384	$2,345,009
Trip.com Group Ltd. (China)(a)	41,046	1,948,646
		4,293,655
Consumer Discretionary — 13.07%
Ace Hardware Indonesia Tbk P.T. (Indonesia)	29,844,843	1,380,722
Coway Co. Ltd. (South Korea)	22,898	1,151,859
Haier Smart Home Co. Ltd., H Shares (China)	806,585	2,487,659
Hankook Tire & Technology Co. Ltd. (Korea (Republic of))	47,600	1,546,426
KIA Corp. (Korea (Republic of))	15,813	1,255,921
MercadoLibre, Inc. (Argentina)(a)	712	1,467,902
Sendas Distribuidora S.A. (Brazil)	359,700	603,862
		9,894,351
Consumer Staples — 5.04%
Charoen Pokphand Foods PCL (Thailand)	1,205,374	871,752
Indofood CBP Sukses Makmur Tbk P.T. (Indonesia)	2,100,904	1,559,875
Kimberly-Clark de Mexico SAB de CV (Mexico)	846,074	1,389,162
		3,820,789
Energy — 1.49%
PTT Exploration & Production PCL (Thailand)	270,826	1,126,633

Financials — 11.26%
Bank Rakyat Indonesia Persero Tbk P.T. (Indonesia)	7,167,391	2,388,358
BB Seguridade Participacoes S.A. (Brazil)	228,900	1,491,201
HDFC Bank Ltd. - ADR (India)	31,189	1,905,960
NU Holdings Ltd., Class A (Taiwan Province of China)(a)	130,000	1,946,100
Regional S.A.B. de C.V. (Mexico)	124,878	794,206
		8,525,825
Health Care — 1.23%
Dentium Co. Ltd. (South Korea)	15,540	929,459

Industrials — 9.29%
Hanwha Aerospace Co. Ltd. (Korea (Republic of))	9,346	2,028,880
LIG Nex1 Co. Ltd. (Korea (Republic of))	15,620	2,280,070
Sporton International, Inc. (Taiwan Province of China)	131,400	920,875
Voltronic Power Technology Corp. (Taiwan Province of China)	29,000	1,806,050
		7,035,875
Materials — 5.90%
Harmony Gold Mining Co. Ltd. (South Africa)	255,591	2,555,695
Orbia Advance Corp. SAB de CV (Mexico)	619,603	666,781
Suzano S.A. - ADR (Brazil)	128,491	1,251,502
		4,473,978
Technology — 37.16%
Accton Technology Corp. (Taiwan Province of China)	133,000	2,109,134
ASMPT Ltd. (Hong Kong)	205,876	2,318,067
DB HiTek Co. Ltd. (South Korea)	27,627	842,741
eMemory Technology, Inc. (Taiwan Province of China)	11,000	904,820
Infosys Ltd. - ADR (India)	83,369	1,940,831
MediaTek, Inc. (Taiwan Province of China)	61,000	2,361,241

See accompanying notes which are an integral part of these financial statements.

OneAscent Emerging Markets ETF
Schedule of Investments (continued)
August 31, 2024

	Shares	Fair Value
COMMON STOCKS — 90.11% - continued
Technology — 37.16% - continued
Novatek Microelectronics Corp. (Taiwan Province of China)	100,000	$1,685,709
Powerchip Semiconductor Manufacturing Corp. (Taiwan Province of China)(a)	594,000	400,524
Samsung Electronics Co. Ltd. (South Korea)	93,552	5,203,247
Samsung SDI Co. Ltd. (South Korea)	2,871	760,797
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan Province of China)	253,000	7,455,579
Unimicron Technology Corp. (Taiwan Province of China)	133,000	678,826
Wipro Ltd. - ADR (India)	233,768	1,503,128
		28,164,644

Total Common Stocks/Investments — 90.11% (Cost $61,066,860)		68,265,209
Other Assets in Excess of Liabilities — 9.89%		7,488,477
NET ASSETS — 100.00%		$75,753,686

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

OneAscent Small Cap Core ETF
Schedule of Investments
August 31, 2024

	Shares	Fair Value
COMMON STOCKS — 96.87%
Communications — 2.30%
Cogent Communications Holdings, Inc.	768	$53,744
Globalstar, Inc.(a)	9,680	12,100
GOGO, Inc.(a)	1,888	15,047
John Wiley & Sons, Inc., Class A	1,392	67,248
Lumen Technologies, Inc.(a)	8,848	46,452
Marqeta, Inc.(a)	4,464	23,793
Telephone and Data Systems, Inc.	1,456	34,391
		252,775
Consumer Discretionary — 17.93%
Adtalem Global Education, Inc.(a)	640	48,454
Advance Auto Parts, Inc.	912	41,323
American Axle & Manufacturing Holdings, Inc.(a)	4,336	27,880
American Eagle Outfitters, Inc.	2,688	55,319
Asbury Automotive Group, Inc.(a)	336	82,535
Boot Barn Holdings, Inc.(a)	400	53,668
Buckle, Inc. (The)	1,120	46,928
Caleres, Inc.	944	39,771
Cavco Industries, Inc.(a)	192	79,357
Chegg, Inc.(a)	6,880	14,861
Dana, Inc.	4,336	48,953
Eplus, Inc.(a)	656	62,950
Fox Factory Holding Corp.(a)	1,024	41,452
Gentherm, Inc.(a)	768	38,815
G-III Apparel Group Ltd.(a)	1,104	29,223
Harley-Davidson, Inc.	1,120	41,933
Herman Miller, Inc.	1,552	45,706
Hertz Global Holdings, Inc.(a)	4,288	13,036
HNI Corp.	1,280	68,929
KAR Auction Services, Inc.(a)	2,880	49,910
KB Home	816	68,307
Kohl’s Corp.	2,272	44,054
La-Z-Boy, Inc.	1,456	59,070
Marcus Corp. (The)	3,456	48,902
Meritage Homes Corp.	592	117,258
Oxford Industries, Inc.	416	36,184
Phinia, Inc.	800	38,368
Shake Shack, Inc., Class A(a)	608	60,441
Signet Jewelers Ltd.	544	45,750
Six Flags Entertainment Corp	1,168	51,135
St. Joe Company (The)	1,104	65,545
Steven Madden Ltd.	1,488	67,109
Strategic Education, Inc.	400	38,600
Stride, Inc.(a)	544	44,793
Tempur Sealy International, Inc.	640	33,555
Universal Technical Institute, Inc.(a)	1,056	18,427
V.F. Corp.	5,440	99,062

See accompanying notes which are an integral part of these financial statements.

OneAscent Small Cap Core ETF
Schedule of Investments (continued)
August 31, 2024

	Shares	Fair Value
COMMON STOCKS — 96.87% - continued
Consumer Discretionary — 17.93% - continued
Wendy’s Co. (The)	3,056	$51,708
Winnebago Industries, Inc.	912	54,409
		1,973,680
Consumer Staples — 1.44%
Clearwater Paper Corp.(a)	480	15,970
Edgewell Personal Care Co.	1,472	59,204
National Beverage Corp.	768	34,683
United Natural Foods, Inc.(a)	2,256	34,133
Westrock Coffee Co(a)	1,808	14,455
		158,445
Energy — 4.01%
Archrock, Inc.	2,688	54,378
EQT Corp.	481	16,118
Kodiak Gas Services, Inc.	784	21,756
Liberty Oilfield Services, Inc., Class A	2,208	45,463
Nabors Industries Ltd.(a)	368	27,736
Northern Oil and Gas, Inc.	1,376	54,737
Oceaneering International, Inc.(a)	1,952	52,684
SM Energy Co.	1,520	69,358
Sunrun, Inc.(a)	2,832	58,113
Talos Energy, Inc.(a)	3,536	40,558
		440,901
Financials — 20.44%
AMERISAFE, Inc.	1,184	59,342
BancFirst Corp.	672	71,501
Bank of Hawaii Corp.	960	63,715
Berkshire Hills Bancorp, Inc.	2,416	66,537
BGC Group, Inc., Class A	5,648	55,802
Bread Financial Holdings, Inc.	1,088	63,289
Columbia Banking System, Inc.	2,816	70,907
Comerica, Inc.	1,072	61,222
Essent Group Ltd.	1,072	68,919
F&G Annuities & Life, Inc.	464	21,200
First American Financial Corp.	1,072	68,394
First Hawaiian, Inc.	3,712	90,314
First Interstate BancSystem, Inc., Class A	2,208	68,558
GATX Corp.	368	51,925
Goldman Sachs BDC, Inc.	4,335	61,254
Goosehead Insurance, Inc., Class A(a)	432	36,435
Heritage Financial Corp.	3,360	76,742
Hilltop Holdings, Inc.	1,904	62,546
Independent Bank Corp.	1,264	80,024
Jackson Financial, Inc., Class A	912	82,053
Kearny Financial Corp.	10,400	70,824
Kennedy-Wilson Holdings, Inc.	6,432	71,524
LendingTree, Inc.(a)	272	15,757
Lincoln National Corp.	2,624	84,231

See accompanying notes which are an integral part of these financial statements.

OneAscent Small Cap Core ETF
Schedule of Investments (continued)
August 31, 2024

	Shares	Fair Value
COMMON STOCKS — 96.87% - continued
Financials — 20.44% - continued
loanDepot, Inc.(a)	6,096	$15,972
Marathon Digital Holdings, Inc.(a)	2,192	36,606
Mr. Cooper Group, Inc.(a)	784	73,546
Pacific Premier Bancorp, Inc.	2,880	74,016
Palomar Holdings, Inc.(a)	352	34,925
Piper Sandler Cos.	320	87,264
Radian Group, Inc.	2,208	79,819
RLI Corp.	272	41,915
S&T Bancorp, Inc.	2,288	98,316
Stewart Information Services Corp.	720	53,215
United Community Banks, Inc.	2,960	90,191
Zions Bancorp.	816	40,441
		2,249,241
Health Care — 7.90%
Cytek Biosciences, Inc.(a)	3,520	20,205
Encompass Health Corp.	400	37,220
Ensign Group, Inc. (The)	768	116,244
Fortrea Holdings, Inc.(a)	1,552	35,789
Glaukos Corp.(a)	560	74,978
Inari Medical, Inc.(a)	704	30,434
LeMaitre Vascular, Inc.	544	49,118
Ligand Pharmaceuticals, Inc.(a)	432	45,706
Merit Medical Systems, Inc.(a)	928	89,719
National Healthcare Corp.	416	57,046
NeoGenomics, Inc.(a)	2,192	36,212
Organon & Co.	3,456	77,241
Pacira Pharmaceuticals, Inc.(a)	1,216	18,921
RadNet, Inc.(a)	848	56,214
STAAR Surgical Co.(a)	752	24,884
Tandem Diabetes Care, Inc.(a)	736	32,016
Varex Imaging Corp.(a)	2,480	30,950
Vericel Corp.(a)	704	36,362
		869,259
Industrials — 13.06%
AAR Corp.(a)	768	50,519
Aerovironment, Inc.(a)	320	65,203
Alamo Group, Inc.	368	68,228
Archer Aviation, Inc., Class A(a)	4,320	14,688
Badger Meter, Inc.	448	92,709
CRA International, Inc.	128	21,581
Dorian, L.P.G Ltd.	592	23,082
Douglas Dynamics, Inc.	2,032	56,571
Dycom Industries, Inc.(a)	352	61,938
Frontdoor, Inc.(a)	1,472	70,774
Granite Construction, Inc.	864	64,938
H&E Equipment Services, Inc.	736	35,438
Heartland Express, Inc.	5,376	66,555

See accompanying notes which are an integral part of these financial statements.

OneAscent Small Cap Core ETF
Schedule of Investments (continued)
August 31, 2024

	Shares	Fair Value
COMMON STOCKS — 96.87% - continued
Industrials — 13.06% - continued
Installed Building Products, Inc.	320	$71,140
Itron, Inc.(a)	736	75,234
JetBlue Airways Corp.(a)	10,288	52,263
Kratos Defense & Security Solutions, Inc.(a)	1,120	25,693
Mueller Industries, Inc.	1,840	133,786
MYR Group, Inc.(a)	320	32,256
Powell Industries, Inc.	128	21,432
Spirit Airlines, Inc.	4,816	12,425
SPX Technologies, Inc.(a)	736	120,071
Titan International, Inc.(a)	2,768	23,057
Trinity Industries, Inc.	1,968	64,964
Tutor Perini Corp.(a)	800	19,176
UniFirst Corp.	496	94,086
		1,437,807
Materials — 8.04%
Allegheny Technologies, Inc.(a)	1,392	88,921
Alpha Metallurgical Resources, Inc.	112	26,785
Apogee Enterprises, Inc.	672	44,876
Boise Cascade Co.	528	71,607
Carpenter Technology Corp.	592	85,704
CONSOL Energy, Inc.(a)	320	32,730
Greif, Inc., Class B	736	49,606
Hawkins, Inc.	448	56,748
Innospec, Inc.	624	71,922
Karat Packaging, Inc.	592	15,001
Louisiana-Pacific Corp.	256	24,845
Peabody Energy Corp.	1,328	31,088
Rogers Corp.(a)	384	41,188
Sealed Air Corp.	2,160	75,493
Stepan Co.	784	60,862
SunCoke Energy, Inc.	3,152	28,242
Sylvamo Corp.	512	40,494
Warrior Met Coal, Inc.	640	39,238
		885,350
Real Estate — 5.97%
Claros Mortgage Trust, Inc.	3,888	31,104
Cushman & Wakefield (a)	5,808	75,503
eXp World Holdings, Inc.	2,256	26,531
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,648	53,362
Howard Hughes Holdings, Inc.(a)	1,088	81,840
Jones Lang LaSalle, Inc.(a)	304	77,589
Marcus & Millichap, Inc.	1,840	72,993
Matson, Inc.	528	73,023
Newmark Group, Inc., Class A	3,488	48,239
REX Holdings, Inc., Class A	4,912	55,604
RMR Group, Inc. (The), Class A	2,320	59,137

See accompanying notes which are an integral part of these financial statements.

OneAscent Small Cap Core ETF
Schedule of Investments (continued)
August 31, 2024

	Shares	Fair Value
COMMON STOCKS — 96.87% - continued
Real Estate — 5.97% - continued
Seaport Entertainment Group, Inc.(a)	80	$2,462
		657,387
Technology — 12.57%
A10 Networks, Inc.	2,160	29,743
ADTRAN Holdings, Inc.	3,520	19,642
Axcelis Technologies, Inc.(a)	544	59,475
Calix, Inc.(a)	1,024	38,134
Cohu, Inc.(a)	1,616	43,487
Conduent, Inc.(a)	6,464	24,692
DoubleVerify Holdings, Inc.(a)	2,080	40,976
Extreme Networks, Inc.(a)	2,720	42,840
F5, Inc.(a)	192	39,005
FormFactor, Inc.(a)	1,200	58,524
Guidewire Software, Inc.(a)	272	40,465
Harmonic, Inc.(a)	2,384	34,449
HashiCorp, Inc.(a)	368	12,490
Insight Enterprises, Inc.(a)	384	83,356
InterDigital, Inc.	432	59,857
LiveRamp Holdings, Inc.(a)	1,248	32,348
N-Able, Inc.(a)	2,480	31,893
NetScout Systems, Inc.(a)	2,272	48,803
Omnicell, Inc.(a)	1,312	58,358
PAR Technology Corp.(a)	464	25,051
Payoneer Global, Inc.(a)	6,080	45,174
Perficient,Inc(a)	640	48,109
Photronics, Inc.(a)	1,488	38,480
Progress Software Corp.	1,296	75,362
Q2 Holdings, Inc.(a)	400	29,684
Rapid7, Inc.(a)	576	21,779
Sprinklr Inc., Class A(a)	3,424	30,713
SPS Commerce, Inc.(a)	480	95,875
Veeco Instruments, Inc.(a)	1,152	40,884
ViaSat, Inc.(a)	1,728	27,130
Viavi Solutions, Inc.(a)	6,144	52,900
Vishay Intertechnology, Inc.	2,688	54,163
		1,383,841
Utilities — 3.21%
American States Water Co.	848	69,045
Avista Corp.	2,016	77,898
Chesapeake Utilities Corp.	544	64,420
Northwest Natural Holding Co.	1,616	64,996
NorthWestern Energy Group, Inc.	1,408	76,581
		352,940

See accompanying notes which are an integral part of these financial statements.

OneAscent Small Cap Core ETF
Schedule of Investments (continued)
August 31, 2024

Total Common Stocks/Investments — 96.87% (Cost $10,046,713)	$10,661,626
Other Assets in Excess of Liabilities — 3.13%	344,136
NET ASSETS — 100.00%	$11,005,762

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Assets and Liabilities
August 31, 2024

	OneAscent	OneAscent	OneAscent
	Large Cap	Core Plus	International
	Core ETF	Bond ETF	Equity ETF
Assets
Investments in securities, at fair value (cost $102,494,130, $162,067,157 and $92,185,223)	$115,315,559	$161,546,295	$110,881,588
Foreign currency (cost $–, $41 and $9,908)	—	42	9,907
Cash	810,107	1,648,568	20,972,817
Receivable for investments sold	—	10,625,993	—
Dividend and interest receivable	150,549	1,402,782	208,945
Tax reclaims receivable	—	—	371,647
Prepaid expenses	3,593	3,822	3,606
Total Assets	116,279,808	175,227,502	132,448,510
Liabilities
Payable for investments purchased	—	11,343,342	—
Payable for distributions to shareholders	—	675,390	—
Payable to Adviser	16,858	69,103	72,051
Payable to affiliates	9,567	14,675	11,746
Payable to audit and tax	19,869	20,419	18,886
Other accrued expenses	21,374	25,026	26,440
Total Liabilities	67,668	12,147,955	129,123
Net Assets	$116,212,140	$163,079,547	$132,319,387
Net Assets consist of:
Paid-in capital	$104,977,623	$169,605,683	$111,954,204
Accumulated earnings (deficit)	11,234,517	(6,526,136)	20,365,183
Net Assets	$116,212,140	$163,079,547	$132,319,387
Shares outstanding (unlimited number of shares authorized, no par value)	4,050,000	7,050,000	3,925,000
Net asset value per share	$28.69	$23.13	$33.71

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Assets and Liabilities (continued)
August 31, 2024

	OneAscent	OneAscent
	Emerging	Small Cap
	Markets ETF	Core ETF
Assets
Investments in securities, at fair value (cost $61,066,860 and $10,046,713)	$68,265,209	$10,661,626
Foreign currency (cost $77,849 and $–)	77,843	—
Cash	7,454,986	353,033
Dividend and interest receivable	46,647	10,321
Tax reclaims receivable	3,984	—
Receivable from Adviser	—	21,969
Prepaid expenses	3,126	—
Total Assets	75,851,795	11,046,949
Liabilities
Payable to Adviser	57,767	—
Payable to affiliates	6,698	9,472
Payable to audit and tax	18,886	19,700
Other accrued expenses	14,758	12,015
Total Liabilities	98,109	41,187
Net Assets	$75,753,686	$11,005,762
Net Assets consist of:
Paid-in capital	$70,110,278	$10,311,034
Accumulated earnings	5,643,408	694,728
Net Assets	$75,753,686	$11,005,762
Shares outstanding (unlimited number of shares authorized, no par value)	2,500,000	400,000
Net asset value per share	$30.30	$27.51

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Operations
For the year ended August 31, 2024

	OneAscent	OneAscent	OneAscent
	Large Cap	Core Plus	International
	Core ETF	Bond ETF	Equity ETF
Investment Income
Dividend income (net of foreign taxes withheld of $–, $– and $500,847)	$1,086,152	$—	$2,400,230
Interest income	109,759	7,115,567	639,495
Tax reclaims received	—	—	200,938
Total investment income	1,195,911	7,115,567	3,240,663
Expenses
Adviser	287,702	680,353	771,001
Administration	79,025	120,484	88,485
Legal	22,633	21,130	20,920
Audit and tax	20,065	20,615	21,113
Trustee	18,835	18,835	18,835
Custodian	17,161	23,248	26,168
Compliance services	13,641	23,975	13,859
Report printing	11,398	9,074	9,728
Transfer agent	10,346	10,333	10,981
Insurance	2,737	3,521	3,381
Pricing	2,059	30,638	2,967
Offering	—	—	445
Miscellaneous	40,230	44,216	41,415
Total expenses	525,832	1,006,422	1,029,298
Fees recouped (waived) by Adviser	(47,612)	—	(38,209)
Net operating expenses	478,220	1,006,422	991,089
Net investment income	717,691	6,109,145	2,249,574
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	6,259,043	(1,040,129)	21,016
In-kind redemptions	1,021,089	—	2,185,066
Foreign currency transactions	—	—	(46,500)
Change in unrealized appreciation on:
Investment securities	10,293,404	5,890,842	10,079,384
Foreign currency translations	—	—	9,718
Net realized and change in unrealized gain (loss) on investment securities	17,573,536	4,850,713	12,248,684
Net increase in net assets resulting from operations	$18,291,227	$10,959,858	$14,498,258

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Operations (continued)
For the year ended August 31, 2024

	OneAscent	OneAscent
	Emerging	Small Cap
	Markets ETF	Core ETF(a)
Investment Income
Dividend income (net of foreign taxes withheld of $190,319 and $–)	$985,558	$28,765
Interest income	237,994	1,102
Tax reclaims received	—	—
Total investment income	1,223,552	29,867
Expenses
Adviser	356,132	5,250
Administration	68,135	13,408
Audit and tax	21,114	19,700
Legal	20,920	5,163
Trustee	18,835	5,153
Custodian	16,942	5,250
Compliance services	13,544	3,251
Transfer agent	11,315	2,550
Report printing	9,379	2,057
Insurance	2,592	—
Pricing	1,526	600
Offering	445	—
Miscellaneous	36,331	13,527
Total expenses	577,210	75,909
Fees recouped (waived) by Adviser	25,876	(66,138)
Net operating expenses	603,086	9,771
Net investment income	620,466	20,096
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(1,985,329)	59,719
In-kind redemptions	1,001,064	—
Foreign currency transactions	(41,751)	—
Change in unrealized appreciation on:
Investment securities	5,362,214	614,913
Foreign currency translations	275	—
Net realized and change in unrealized gain (loss) on investment securities	4,336,473	674,632
Net increase in net assets resulting from operations	$4,956,939	$694,728

(a)	For the period June 12, 2024 (commencement of operations) to August 31, 2024.

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Changes in Net Assets

	OneAscent Large Cap Core ETF		OneAscent Core Plus Bond ETF
	For the Year	For the Year	For the Year	For the Year
	Ended August	Ended August	Ended August	Ended August
	31, 2024	31, 2023	31, 2024	31, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$717,691	$253,001	$6,109,145	$3,988,257
Net realized gain (loss) on investment securities and foreign currency transactions	7,280,132	(2,900,770)	(1,040,129)	(3,237,355)
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	10,293,404	8,916,299	5,890,842	(2,003,263)
Net increase (decrease) in net assets resulting from operations	18,291,227	6,268,530	10,959,858	(1,252,361)
Distributions to Shareholders From:
Earnings	(277,500)	(223,290)	(6,152,345)	(3,982,255)
Total distributions	(277,500)	(223,290)	(6,152,345)	(3,982,255)
Capital Transactions
Proceeds from shares sold	67,858,036	4,666,376	55,629,937	18,161,265
Amount paid for shares redeemed	(7,042,747)	(31,706,173)	(6,840,674)	(9,007,277)
Net increase (decrease) in net assets resulting from capital transactions	60,815,289	(27,039,797)	48,789,263	9,153,988
Total Increase (Decrease) in Net Assets	78,829,016	(20,994,557)	53,596,776	3,919,372
Net Assets
Beginning of period	$37,383,124	$58,377,681	$109,482,771	$105,563,399
End of period	$116,212,140	$37,383,124	$163,079,547	$109,482,771
Share Transactions
Shares sold	2,700,000	225,000	2,450,000	800,000
Shares redeemed	(250,000)	(1,500,000)	(300,000)	(400,000)
Net increase (decrease) in shares outstanding	2,450,000	(1,275,000)	2,150,000	400,000

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Changes in Net Assets (continued)

	OneAscent International Equity		OneAscent Emerging Markets
	ETF		ETF
	For the Year	For the Period	For the Year	For the Period
	Ended August	Ended August	Ended August	Ended August
	31, 2024	31, 2023(a)	31, 2024	31, 2023(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,249,574	$1,465,951	$620,466	$391,615
Net realized gain (loss) on investment securities and foreign currency transactions	2,159,582	4,779,716	(1,026,016)	1,413,692
Change in unrealized appreciation on investment securities and foreign currency translations	10,089,102	8,617,661	5,362,489	1,836,051
Net increase in net assets resulting from operations	14,498,258	14,863,328	4,956,939	3,641,358
Distributions to Shareholders From:
Earnings	(1,831,170)	(330,755)	(932,880)	(9,360)
Total distributions	(1,831,170)	(330,755)	(932,880)	(9,360)
Capital Transactions
Proceeds from shares sold	47,597,563	95,799,674	55,470,842	41,066,695
Amount paid for shares redeemed	(10,494,347)	(27,783,164)	(15,166,926)	(13,272,982)
Net increase in net assets resulting from capital transactions	37,103,216	68,016,510	40,303,916	27,793,713
Total Increase in Net Assets	49,770,304	82,549,083	44,327,975	31,425,711
Net Assets
Beginning of period	$82,549,083	$—	$31,425,711	$—
End of period	$132,319,387	$82,549,083	$75,753,686	$31,425,711
Share Transactions
Shares sold	1,525,000	3,675,000	1,900,000	1,600,000
Shares redeemed	(325,000)	(950,000)	(525,000)	(475,000)
Net increase in shares outstanding	1,200,000	2,725,000	1,375,000	1,125,000

(a)	For the period September 14, 2022 (commencement of operations) to August 31, 2023.

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Changes in Net Assets (continued)

OneAscent
Small Cap
Core ETF
For the Period
Ended August
31, 2024(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$20,096
Net realized gain on investment securities and foreign currency transactions	59,719
Change in unrealized appreciation on investment securities and foreign currency translations	614,913
Net increase in net assets resulting from operations	694,728
Capital Transactions
Proceeds from shares sold	10,311,034
Net increase in net assets resulting from capital transactions	10,311,034
Total Increase in Net Assets	11,005,762
Net Assets
Beginning of period	$—
End of period	$11,005,762
Share Transactions
Shares sold	400,000
Net increase in shares outstanding	400,000

(a)	For the period June 12, 2024 (commencement of operations) to August 31, 2024.

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF
Financial Highlights
(For a share outstanding during each period)

			For the
	For the	For the	Period
	Year Ended	Year Ended	Ended
	August 31,	August 31,	August 31,
	2024	2023	2022(a)
Selected Per Share Data:
Net asset value, beginning of period	$23.36	$20.31	$25.00
Investment operations:
Net investment income	0.17	0.12	0.04
Net realized and unrealized gain (loss) on investments	5.26	3.01	(4.72)
Total from investment operations	5.43	3.13	(4.68)
Less distributions to shareholders from:
Net investment income	(0.10)	(0.08)	(0.01)
Total distributions	(0.10)	(0.08)	(0.01)
Net asset value, end of period	$28.69	$23.36	$20.31
Market price, end of period	$28.72	$23.37	$20.35
Total Return(b)	23.31%	15.48%	(18.71	%) (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$116,212	$37,383	$58,378
Ratio of net expenses to average net assets	0.58%	0.86%	0.81	% (d)
Ratio of gross expenses to average net assets before waiver	0.64%	0.86%	0.81	% (d)
Ratio of net investment income to average net assets	0.87%	0.60%	0.28	% (d)
Portfolio turnover rate(e)	95%	105%	52	% (c)

(a)	For the period November 15, 2021 (commencement of operations) to August 31, 2022.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Financial Highlights
(For a share outstanding during each period)

			For the
	For the	For the	Period
	Year Ended	Year Ended	Ended
	August 31,	August 31,	August 31,
	2024	2023	2022(a)
Selected Per Share Data:
Net asset value, beginning of period	$22.34	$23.46	$25.00
Investment operations:
Net investment income	0.98	0.87	0.24
Net realized and unrealized gain (loss) on investments	0.80	(1.12)	(1.55)
Total from investment operations	1.78	(0.25)	(1.31)
Less distributions to shareholders from:
Net investment income	(0.99)	(0.87)	(0.23)
Total distributions	(0.99)	(0.87)	(0.23)
Net asset value, end of period	$23.13	$22.34	$23.46
Market price, end of period	$23.14	$22.33	$23.40
Total Return(b)	8.23%	(1.05%)	(5.23	%) (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$163,080	$109,483	$105,563
Ratio of net expenses to average net assets	0.74%	0.77%	0.83	% (d)
Ratio of gross expenses to average net assets before waiver	0.74%	0.77%	0.83	% (d)
Ratio of net investment income to average net assets	4.49%	3.83%	2.51	% (d)
Portfolio turnover rate(e)	197%	128%	122	% (c)

(a)	For the period March 30, 2022 (commencement of operations) to August 31, 2022.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent International Equity ETF
Financial Highlights
(For a share outstanding during each period)

	For the
	For the	Period
	Year Ended	Ended
	August 31,	August 31,
	2024	2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$30.29	$25.00
Investment operations:
Net investment income	0.56	0.58
Net realized and unrealized gain on investments	3.44	4.87
Total from investment operations	4.00	5.45
Less distributions to shareholders from:
Net investment income	(0.54)	(0.16)
Net realized gains	(0.04)	—
Total distributions	(0.58)	(0.16)
Net asset value, end of period	$33.71	$30.29
Market price, end of period	$33.83	$30.44
Total Return(b)	13.45%	21.89	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$132,319	$82,549
Ratio of net expenses to average net assets	0.95%	0.95	% (d)
Ratio of gross expenses to average net assets before waiver	0.99%	1.11	% (d)
Ratio of net investment income to average net assets	2.16%	2.04	% (d)
Portfolio turnover rate(e)	31%	13	% (c)

(a)	For the period September 14, 2022 (commencement of operations) to August 31, 2023.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent Emerging Markets ETF
Financial Highlights
(For a share outstanding during each period)

	For the
	For the	Period
	Year Ended	Ended
	August 31,	August 31,
	2024	2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$27.93	$25.00
Investment operations:
Net investment income	0.14	0.35
Net realized and unrealized gain on investments	2.71	2.59
Total from investment operations	2.85	2.94
Less distributions to shareholders from:
Net investment income	(0.19)	(0.01)
Net realized gains	(0.29)	—
Total distributions	(0.48)	(0.01)
Net asset value, end of period	$30.30	$27.93
Market price, end of period	$30.29	$27.85
Total Return(b)	10.26%	11.77	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$75,754	$31,426
Ratio of net expenses to average net assets	1.25%	1.25	% (d)
Ratio of gross expenses to average net assets before waiver	1.20%	1.73	% (d)
Ratio of net investment income to average net assets	1.29%	1.54	% (d)
Portfolio turnover rate(e)	35%	45	% (c)

(a)	For the period September 14, 2022 (commencement of operations) to August 31, 2023.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent Small Cap Core ETF
Financial Highlights
(For a share outstanding during the period)

	For the
	Period
	Ended
	August 31,
	2024(a)
Selected Per Share Data:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income	0.05
Net realized and unrealized gain on investments	2.46
Total from investment operations	2.51
Net asset value, end of period	$27.51
Market price, end of period	$27.52
Total Return(b)	10.04	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$11,006
Ratio of net expenses to average net assets	0.64	% (d)
Ratio of gross expenses to average net assets before waiver	4.96	% (d)
Ratio of net investment income to average net assets	1.31	% (d)
Portfolio turnover rate(e)	—	% (c)

(a)	For the period June 12, 2024 (commencement of operations) to August 31, 2024.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Notes to the Financial Statements
August 31, 2024

NOTE 1. ORGANIZATION

OneAscent Large Cap Core ETF (the “Large Cap Core ETF”), OneAscent Core Plus Bond ETF (the “Core Plus Bond ETF”), OneAscent International Equity ETF (the “International Equity ETF”), OneAscent Emerging Markets ETF (the “Emerging Markets ETF”) and OneAscent Small Cap Core ETF (the “Small Cap Core ETF”) (each a “Fund” and collectively the “Funds”) are registered under the Investment Company Act of 1940, as amended (“1940 Act”), as diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Board. The Funds’ investment adviser is OneAscent Investment Solutions, LLC (the “Adviser”). The Adviser has retained Teachers Advisors, LLC (the “Sub-Adviser”) to serve as sub-adviser to the Core Plus Bond ETF. The investment objective of the Large Cap Core ETF is to seek closely to replicate the returns of the S&P 500 Index, before deduction of expenses, using an investment universe that is subjected to the OneAscent Values-Based Screening process. The investment objective of the Core Plus Bond ETF is to seek total return, with an emphasis on income as the source of that total return, while giving special consideration to certain values-based and impact criteria. The investment objective of the International Equity ETF and Emerging Markets ETF is to seek to achieve long-term capital appreciation. The investment objective of the Small Cap Core ETF is to seek to closely replicate returns of the S&P SmallCap 600 Index, before deduction of expenses, using an instrument universe that is subjected to the OneAscent Values-Based Screening process.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2024

shareholder report but are available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the fiscal year ended August 31, 2024, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year ended August 31, 2024, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous tax year end and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2024

Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Large Cap Core ETF intends to distribute its dividends from net investment income and net realized long-term and short-term capital gains, if any, at least annually. The Core Plus Bond ETF typically distributes dividends from net investment income monthly and any realized net capital gains, if any, annually. The International Equity ETF, Emerging Markets ETF and Small Cap Core ETF ordinarily distribute dividends from net investment income, if any, annually and distribute net realized gains, if any, to shareholders annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Organization and Offering Costs – The Adviser advanced some of the Funds’ organization and initial offering costs and was subsequently reimbursed by the Funds. Costs of $9,166 incurred in connection with the offering and initial registration of each of the International Equity ETF and Emerging Markets ETF have been deferred and are being amortized on a straight-line basis over the first twelve months after commencement of operations. Costs of $17,193 incurred in connection with the organization of each of the International Equity ETF and Emerging Markets ETF were expensed as incurred. The Adviser paid for all organization and offering cost for the Small Cap Core ETF, so the Small Cap Core ETF did not incur any organizational and offering cost.

For the fiscal year ended August 31, 2024, the Funds made the following reclassifications to increase (decrease) the components of net assets:

		Accumulated Earnings
	Paid-In Capital	(Deficit)
Large Cap Core ETF	$1,022,593	$(1,022,593)
Core Plus Bond ETF	$—	$—

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2024

		Accumulated Earnings
	Paid-In Capital	(Deficit)
International Equity ETF	$2,185,066	$(2,185,066)
Emerging Markets ETF	$1,095,287	$(1,095,287)
Small Cap Core ETF	$—	$—

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally prices at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser as Valuation Designee decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2024

subject to review of the Board. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Funds might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2024

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2024:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3		Total
Large Cap Core ETF
Common Stocks(a)	$115,315,559	$—	$—		$115,315,559
Total	$115,315,559	$—	$—		$115,315,559

Core Plus Bond ETF
Asset Backed Securities	$—	$16,409,943	$—		$16,409,943
Collateralized Mortgage Obligations	—	1,952,778	—		1,952,778
Corporate Bonds	—	73,620,716	—		73,620,716
Foreign Government Bonds	—	2,177,358	—		2,177,358
International Bonds	—	983,689	—		983,689
Municipal Bonds	—	9,196,126	—		9,196,126
Non U.S. Government & Agencies	—	508,532	—		508,532
Term Loans	—	3,071,777	—		3,071,777
U.S. Government & Agencies	—	53,625,376	—		53,625,376
Total	$—	$161,546,295	$—		$161,546,295

International Equity ETF
Common Stocks(a)	$110,881,588	$—	$—		$110,881,588
Warrants	—	—	—	(b)	—
Total	$110,881,588	$—	$—		$110,881,588

Emerging Markets ETF
Common Stocks(a)	$68,265,209	$—	$—		$68,265,209
Total	$68,265,209	$—	$—		$68,265,209

Small Cap Core ETF
Common Stocks(a)	$10,661,626	$—	$—		$10,661,626
Total	$10,661,626	$—	$—		$10,661,626

(a)	Refer to Schedule of Investments for sector classifications.

(b)	Constellation Software, Inc., is currently being fair valued according to the fair value procedures of the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee.

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2024

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to each Fund (each an “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly as follows:

	Large Cap	Core Plus	International	Emerging	Small Cap
	Core ETF	Bond ETF	Equity ETF	Markets ETF	Core ETF
Management fee rate	0.35%	0.50%	0.74%	0.74%	0.35%
Management fees earned	$287,702	$680,353	$771,001	$356,132	$5,250
Management fees (waived) recouped	$(47,612)	$–	$(38,209)	$25,876	$(66,138)

The Adviser has retained a sub-adviser to provide portfolio management and related services to the Core Plus Bond ETF. The Sub-Adviser receives a fee from the Adviser for these services.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business, do not exceed 0.49% of the Large Cap Core ETF’s average daily net assets, 0.95% of the International Equity ETF’s average daily net assets, 1.25% of the Emerging Markets ETF’s average daily net assets, 1.00% of the Core Plus Bond ETFs average daily net assets, and 0.64% of the Small Cap Core ETF’s average daily net assets. The contractual arrangements for the Large Cap Core ETF, International Equity ETF, and Core Plus Bond ETF are in place through December 31, 2024. The contractual arrangement for the Small Cap Core ETF is in place through December 31, 2025. These expense caps may not be

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2024

terminated prior to this date except by the Board of Trustees upon sixty days’ written notice to the Adviser. Prior to April 29, 2024, the Adviser had contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses did not exceed 1.00% of the Large Cap Core ETF’s average daily net assets.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the applicable Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

	Large Cap	International	Emerging	Small Cap
Recoverable Through	Core ETF	Equity ETF	Markets ETF	Core ETF
August 31, 2026	$—	$115,720	$96,125	$—
August 31, 2027	47,612	38,209	—	66,138

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2024

for attending any special meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the Interested Trustee began receiving the same compensation as the Independent Trustees.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended August 31, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

			U.S.	U.S.
			Government	Government
	Purchases	Sales	Purchases	Sales
Large Cap Core ETF	$82,116,595	$76,240,646	$—	$—
Core Plus Bond ETF	90,626,350	62,895,231	205,378,420	190,289,215
International Equity ETF	28,181,236	29,085,492	—	—
Emerging Markets ETF	42,547,149	15,225,527	—	—
Small Cap Core ETF(a)	—	145,502	—	—

For the fiscal year ended August 31, 2024, purchases and sales for in-kind transactions were as follows:

	Purchases	Sales
Large Cap Core ETF	$64,279,454	$6,989,888
Core Plus Bond ETF	—	—
International Equity ETF	36,145,819	8,538,748
Emerging Markets ETF	16,108,805	6,726,510
Small Cap Core ETF(a)	10,132,747	—

For the fiscal year ended August 31, 2024, the Funds incurred net realized gains on in-kind redemptions as follows:

In-Kind
Realized Gains
Large Cap Core ETF	$1,021,089
Core Plus Bond ETF	—
International Equity ETF	2,185,066
Emerging Markets ETF	1,001,064
Small Cap Core ETF(a)	—

(a)	For the period June 12, 2024 (commencement of operations) to August 31, 2024.

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2024

NOTE 6. CAPITAL SHARE TRANSACTIONS

Each Fund will issue and redeem shares at NAV only in aggregations of large block of shares or “Creation Units” and only to Authorized Participants. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from a Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of a Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, a Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate a Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). For the fiscal year ended August 31, 2024, the Large Cap Core ETF, the Core Plus Bond ETF, the International Equity ETF, the Emerging Markets ETF and Small Cap Core ETF received $19,500, $7,400, $24,000, $20,250, and $5,250 in fixed fees, respectively. For the fiscal year ended August 31, 2024, the Emerging Markets ETF had variable charges of $809. The Transaction Fees for each Fund are listed in the table below:

		Variable
	Fixed Fee	Charge
Large Cap Core ETF	$500	2.00%*
Core Plus Bond ETF	$200	2.00%*
International Equity ETF	$1,000	2.00%*
Emerging Markets ETF	$1,350	2.00%*
Small Cap Core ETF	$750	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2024

NOTE 7. FEDERAL TAX INFORMATION

At August 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Large Cap	Core Plus	International	Emerging	Small Cap
	Core ETF	Bond ETF	Equity ETF	Markets ETF	Core ETF
Gross unrealized appreciation	$14,830,927	$2,745,887	$19,845,540	$9,555,063	$852,929
Gross unrealized depreciation	(2,008,042)	(3,290,070)	(2,122,994)	(2,513,205)	(236,656)
Net unrealized appreciation (depreciation) on investments	$12,822,885	$(544,183)	$17,722,546	$7,041,858	$616,273
Tax cost of investments	$102,492,674	$162,090,478	$93,159,042	$61,223,351	$10,045,353

The tax character of distributions paid for the fiscal years ended August 31, 2024 and August 31, 2023 were as follows:

	Large Cap Core ETF		Core Plus Bond ETF		International Equity ETF
	2024	2023	2024	2023	2024	2023
Distributions paid from:
Ordinary income	$277,500	$223,290	$5,848,375	$3,867,785	$1,831,170	$330,755
Total distributions paid	$277,500	$223,290	$5,848,375	$3,867,785	$1,831,170	$330,755

			Small Cap
	Emerging Markets ETF		Core ETF
	2024	2023	2024
Distributions paid from:
Ordinary income	$932,880	$9,360	$—
Total distributions paid	$932,880	$9,360	$—

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2024

At August 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Large Cap	Core Plus	International	Emerging	Small Cap
	Core ETF	Bond ETF	Equity ETF	Markets ETF	Core ETF
Undistributed ordinary income	$514,775	$692,972	$2,760,869	$490,602	$78,294
Undistributed long-term capital gains	—	—	—	—	161
Distributions payable	—	(675,390)	—	—	—
Accumulated capital and other losses	(2,103,143)	(5,999,536)	(128,630)	(1,889,243)	—
Unrealized appreciation (depreciation) on investments	12,822,885	(544,182)	17,732,944	7,042,049	616,273
Total accumulated earnings (deficits)	$11,234,517	$(6,526,136)	$20,365,183	$5,643,408	$694,728

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to passive foreign investment companies and the return of capital adjustments from underlying investments.

As of August 31, 2024, the Funds had short-term and long-term capital loss carryforwards available to offset future gains and not subject to expiration, presented in the table below. The Large Cap Fund utilized short-term and long-term capital loss carryforwards in the amount of $4,594,253 and $1,695,128, respectively.

	Short-term	Long-term
	Losses	Losses
Large Cap Core ETF	$520,621	$1,582,522
Core Plus Bond ETF	3,662,766	2,336,770
International Equity ETF	128,630	—
Emerging Markets ETF	735,270	1,153,973
Small Cap Core ETF	—	—

NOTE 8. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of August 31,

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2024

2024, the Large Cap Core ETF and Emerging Markets ETF had 34.36% and 37.16% of the value of its net assets invested in securities within the Technology sector, respectively.

NOTE 9. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders of OneAscent ETFs and
Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of OneAscent ETFs comprising the funds listed below (the “Funds”) as of August 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
OneAscent Large Cap Core ETF	For the year ended August 31, 2024	For the years ended August 31, 2024, and 2023	For the years ended August 31, 2024 and 2023, and the period from November 15, 2021 (commencement of operations) through August 31, 2022
OneAscent Core Plus Bond ETF	For the year ended August 31, 2024	For the years ended August 31, 2024, and 2023	For the years ended August 31, 2024 and 2023, and the period from March 30, 2022 (commencement of operations) through August 31, 2022
OneAscent International Equity ETF and OneAscent Emerging Markets ETF	For the year ended August 31, 2024	For the year ended August 31, 2024, and for the period from September 14, 2022 (commencement of operations) through August 31, 2023	For the year ended August 31, 2024, and for the period from September 14, 2022 (commencement of operations) through August 31, 2023
OneAscent Small Cap Core ETF	For the period from June 12, 2024 (commencement of operations) through August 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Report of Independent Registered Public Accounting Firm (continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2024

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

	Large Cap	Core Plus	International	Emerging	Small Cap
	Core ETF	Bond ETF	Equity ETF	Markets ETF	Core ETF
Qualified Dividend Income	100%	—%	73%	47%	—%

Qualified Business Income. The Funds designate the following percentage of ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

	Large Cap	Core Plus	International	Emerging	Small Cap
	Core ETF	Bond ETF	Equity ETF	Markets ETF	Core ETF
Qualified Business Income	—%	—%	—%	—%	—%

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ calendar year 2019 ordinary income dividends, the following percentage qualifies for the corporate dividends received deduction.

	Large Cap	Core Plus	International	Emerging	Small Cap
	Core ETF	Bond ETF	Equity ETF	Markets ETF	Core ETF
Dividends Received Deduction	100%	—%	—%	—%	—%

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

	Large Cap	Core Plus	International	Emerging	Small Cap
	Core ETF	Bond ETF	Equity ETF	Markets ETF	Core ETF
Long-Term Capital Gains Distributions	$—	$—	$—	$—	$—

Foreign Tax Credit Pass Through. The Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The International Equity ETF and Emerging Market ETF foreign source income per share was $0.74 and $0.47 and the foreign tax expense per share was $0.07 and $0.07, respectfully.

Investment Advisory Agreement Approval (Unaudited)

The OneAscent Core Plus Bond ETF (“OACP”), the OneAscent Large Cap Core ETF (“OALC”), the OneAscent Emerging Equity Markets ETF (“OAEM”), and the OneAscent International Equity ETF (“OAIM”) (each a “Fund” and together, the “Funds”) are series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or “Trustees”) oversees the management of the Funds and, as required by law, has considered the renewal of each Fund’s management agreement with its investment adviser, OneAscent Investment Solutions, LLC (“OneAscent”), as well as the sub-advisory agreement between OneAscent and Teachers Advisors, LLC (“TAL”) on behalf of OACP. In connection with such approvals, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

The Trustees held a teleconference on May 15, 2024 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreements between the Trust and OneAscent and the sub-advisory agreement between OneAscent and TAL. At the Trustees’ quarterly meeting held in May 2024, the Board interviewed certain executives of OneAscent, including OneAscent’s President, Director of Portfolio Strategy, Portfolio Operations Specialist, and Chief Compliance Officer. The Board also interviewed certain executives of TAL and received a compliance review from the Trust CCO. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust, OneAscent or TAL (the “Independent Trustees”), approved the renewal of the management agreements between the Trust and OneAscent and the sub-advisory agreement between OneAscent and TAL, each for an additional year. The Trustees’ renewal of each Fund’s management agreement and the sub-advisory agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that OneAscent provides to the Funds, as well as the services TAL provides to OACP, which include, but are not limited to, providing a continuous investment program, adhering to investment restrictions, complying with the Trust’s policies and procedures, and voting proxies. The Trustees considered the qualifications and experience of OneAscent’s portfolio manager who is responsible for the day-to-day management of OALC’s, OAEM’s and OAIM’s portfolios, as well as the qualifications and experience of TAL’s portfolio managers who are responsible for the day-to-day management of OACP’s portfolio. The Trustees considered succession planning and what impact that may have on the Fund. The Trustees considered the qualifications and experience of the other individuals at OneAscent and TAL who service the Funds. They reviewed additional information provided by TAL, including audited financial information, discussed the Trust CCO’s compliance review of OneAscent’s and TAL’s compliance programs. The Trustees concluded that they are satisfied with the nature, extent, and high quality of investment management services provided by each of OneAscent and TAL to the Funds.

(ii) Fund Performance. The Trustees next reviewed and discussed each Fund’s performance for various periods ended March 31, 2024. The Trustees observed that OALC had underperformed the Morningstar Large Blend category median, its peer group median, and its benchmark, the S&P

Investment Advisory Agreement Approval (Unaudited) (continued)

500 Index, for the one-year and since-inception periods. The Trustees acknowledged that OneAscent attributed the Fund’s relative underperformance to the strong returns of certain technology stocks, most of which were not part of the Fund’s portfolio, as well as the sharp underperformance of the Fund early in its inception which had skewed returns over the longer term. The Board also recalled OneAscent’s recent shift to a more index-based approach. It was the consensus of the Trustees that OneAscent was managing the Fund successfully from a performance standpoint.

The Trustees next observed that OACP outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one-year and since-inception periods but underperformed its Morningstar Intermediate Core Plus Bond category median and peer group median for both periods. The Board acknowledged OneAscent’s explanation that the relative underperformance was attributable to the slightly short duration of the Fund’s portfolio and owning fewer high yield bonds compared to its peer funds. It was the consensus of the Trustees that OneAscent and TAL managed OACP successfully from a performance standpoint.

The Trustees observed that OAEM underperformed its Diversified Emerging Markets category median, peer group, and its benchmark, the MSCI Emerging Markets Index, for the one-year period, but outperformed each for the since-inception period. The Trustees noted the OneAscent’s explanation that the short-term underperformance was due in large part to the Fund being underweight in India which saw significant market rise over the period and represents approximately 15% of the index weighting. Based upon the foregoing, the Trustees concluded that the performance of OAEM was acceptable.

The Trustees observed that OAIM underperformed its Morningstar Foreign Large Blend category median, peer group, and its benchmark, the MSCI ACWI Ex USA Index, for the one-year period, but outperformed all for the since-inception period. The Trustees considered OneAscent’s explanation that short-term underperformance was largely attributable to stock selection in the financial sector as well as large cash reserves relative to peer funds. The Board concluded that OneAscent had provided reasonable returns for OAIM and its shareholders.

(iii) Fee Rate and Profitability. The Trustees noted that the OALC’s management fee is lower than the medians and averages of its Morningstar category and peer group. The Trustees noted that OALC’s net expenses are higher than the medians and averages of its Morningstar category and peer group. The Trustees noted that OALC’s management fee is lower than the management fee charged to OneAscent’s separate account, but that OALC’s net expenses are higher than the net expenses of the separate account. The Trustees also noted that OneAscent had entered a new expense limitation agreement effective April 29, 2024 that reduces net expenses below those of the separate account and the medians and averages of its Morningstar category and peer group. The Trustees noted that each of OAEM’s and OAIM’s management fee and net expenses are higher than the medians and averages of its Morningstar category and peer group. The Trustees acknowledged that OneAscent attributed the higher fees and expenses to the additional resources required to implement the faith-based components of the Fund’s strategies. The Trustees noted that OACP’s management fee and net expenses are higher than the medians and averages of its Morningstar category and peer group. The Board considered that the faith-based component of OACP’s strategy was unique among the strategies of the funds in its Morningstar category and that more resources were generally required to execute such strategy. The Trustees considered profitability analyses prepared by

Investment Advisory Agreement Approval (Unaudited) (continued)

OneAscent with respect to its management of each Fund, which indicated that, before deduction of marketing expenses, OneAscent is not earning a profit as a result of managing any Fund.

The Trustees considered other potential benefits that OneAscent or TAL may receive in connection with management of each Fund. The Trustees determined that the services provided to OACP are not duplicative as between adviser and sub-adviser. After considering the above information, the Trustees concluded that the management fee for each Fund, and the sub-advisory fee for OACP, represent reasonable compensation in light of the nature and quality of services to each Fund.

(iv) Economies of Scale. In determining the reasonableness of the management fees, and sub-advisory fee for OACP, the Trustees also considered that OneAscent is not yet profitable and the extent to which OneAscent or TAL may realize economies of scale as each Fund grows larger. The Trustees noted that TAL’s fees already include breakpoints. The Trustees determined that, in light of the current size of each Fund and the brief period since the launch of certain Funds, it is premature to reduce the management fees or introduce breakpoints in the management fees at this time.

The OneAscent Small Cap Core ETF (“OASC”) (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or “Trustees”) oversees the management of the Fund and, as required by law, has considered the approval of the Fund’s management agreement with its proposed investment adviser, OneAscent Investment Solutions, LLC (“OneAscent”). In connection with such approval, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

The Trustees held a teleconference on May 15, 2024 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the approval of the management agreement between the Trust and OneAscent. At the Trustees’ quarterly meeting held in May 2024, the Board interviewed certain executives of OneAscent, including OneAscent’s President, Director of Portfolio Strategy, Portfolio Operations Specialist, and Chief Compliance Officer. They also received a compliance review from the Trust CCO. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or OneAscent (the “Independent Trustees”), approved the management agreement between the Trust and OneAscent for a period of two years. The Trustees’ approval of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that OneAscent would provide to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and extensive experience of OneAscent’s portfolio manager who would be responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at OneAscent who would provide services to the Fund. The Trustee’s recalled the Trust’s prior experience with personnel at OneAscent and noted the unique and excellent services it anticipates OneAscent will provide to the Fund. The Trustees recalled that they had previously

Investment Advisory Agreement Approval (Unaudited) (continued)

discussed and reviewed OneAscent’s compliance program. After a thorough discussion and consideration, the Trustees concluded that OneAscent has adequate resources to provide satisfactory investment management services to the Fund.

(ii) Fund Performance. The Trustees next noted that OneAscent had implemented a OneAscent Small Cap Index Model on June 17, 2023 and that it had performed comparably to the S&P SmallCap 600 Index for the since-inception period ended March 31, 2024. The Board considered the performance of the other series in the Trust advised by OneAscent. It was the consensus of the Trustees that it was reasonable to conclude that OneAscent has the ability to manage the Fund successfully from a performance standpoint.

(iii) Fee Rate and Profitability. The Trustees reviewed fee and expense comparisons with respect to the Morningstar Small Value category and a peer group, which indicated that the Fund’s proposed management fee is lower than the averages and the medians for the Morningstar category and peer group. The Board further observed that the Fund’s estimated net expenses are below the median and average of the peer group but above the Morningstar category median and average. The Trustees acknowledged OneAscent’s explanation that the Fund offered a unique strategy for faith-based investors. The Trustees also considered a profitability analysis prepared by OneAscent for its management of the Fund, which indicated that OneAscent does not expect to earn a profit as a result of managing the Fund in the first year of operations but that it anticipates earning a profit in the second year of operations.

The Trustees considered other potential benefits that OneAscent may receive in connection with its management of the Fund, including third-party research obtained by soft dollars, and noted that OneAscent does not have soft dollar arrangements in place. After considering the above information, the Trustees concluded that the proposed management fee represents reasonable compensation in light of the nature and quality of the services that OneAscent proposes to provide to the Fund.

(iv) Economies of Scale. In determining the reasonableness of the proposed management fee, the Trustees also considered the extent to which OneAscent will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the anticipated size of the Fund in its first two years of operations, it does not appear that OneAscent will realize benefits from economies of scale in managing the Fund in the near term to such an extent that breakpoints in the management fee needs to be considered at this time.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 222-8274 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chair David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER OneAscent Investment Solutions, LLC 23 Inverness Center Parkway Birmingham, AL 35242	CUSTODIAN AND TRANSFER AGENT Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110

DISTRIBUTOR Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022	ADMINISTRATOR AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC

Tactical Multi-Purpose Fund

Financial Statements

August 31, 2024

Fund Adviser:
Fisher Asset Management, LLC
6500 International Parkway, Suite 2050
Plano, Texas 75093
(800) 550-1071

Tactical Multi-Purpose Fund
Schedule of Investments
August 31, 2024

U.S. GOVERNMENT & AGENCIES — 56.71%	Principal Amount	Fair Value
United States Treasury Bill, 5.31%, 9/12/2024 (a)	$15,000	$14,980
Total U.S. Government & Agencies (Cost $14,976)		14,980

MONEY MARKET FUNDS- 48.03%	Shares	Fair Value
First American Government Obligations Fund, Class X, 5.22%(b)	12,689	12,689
Total Money Market Funds (Cost $12,689)		12,689
Total Investments — 104.74% (Cost $27,665)		27,669
Liabilities in Excess of Other Assets — (4.74)%		(1,252)
NET ASSETS — 100.00%		$26,417

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of August 31, 2024, the percentage of net assets invested in United States Treasury Bill, 5.31%, 9/12/2024 was 56.71% of the Fund.

(b)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes which are an integral part of these financial statements.

1

Tactical Multi-Purpose Fund
Statement of Assets and Liabilities
August 31, 2024

Assets
Investments in securities at fair value (cost $27,665)	$27,669
Interest receivable	58
Receivable from Adviser	11,524
Prepaid expenses	3,007
Total Assets	42,258

Liabilities
Payable to affiliates	3,784
Other accrued expenses	12,057
Total Liabilities	15,841
Net Assets	$26,417

Net Assets consist of:
Paid-in capital	$25,481
Accumulated earnings	936
Net Assets	$26,417
Shares outstanding (unlimited number of shares authorized, no par value)	2,598
Net asset value, offering and redemption price per share	$10.17

See accompanying notes which are an integral part of these financial statements.

2

Tactical Multi-Purpose Fund

Statement of Operations

For the Year Ended August 31, 2024

Investment Income
Dividend income	$914
Interest income	446
Total investment income	1,360

Expenses
Administration	30,659
Fund accounting	30,002
Legal	22,916
Trustee	17,441
Audit and tax	12,249
Transfer agent	12,000
Compliance services	12,000
Custodian	5,000
Report printing	1,675
Registration	376
Adviser	65
Miscellaneous	18,392
Total expenses	162,775
Fees waived and/or expenses reimbursed by Adviser	(156,037)
Fees reduced by Administrator	(6,480)
Net operating expenses	258
Net investment income	1,102

Net change in unrealized appreciation of investment securities	48
Net realized and change in unrealized gain on investments	48
Net increase in net assets resulting from operations	$1,150

See accompanying notes which are an integral part of these financial statements.

3

Tactical Multi-Purpose Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	August 31,	August 31,
	2024	2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,102	$819
Net change in unrealized appreciation (depreciation) of investment securities	48	(42)
Net increase in net assets resulting from operations	1,150	777

Distributions From:
Earnings	(961)	—
Total distributions	(961)	—
Capital Transactions
Reinvestment of distributions	961	—
Net increase in net assets resulting from capital transactions	961	—
Total Increase in Net Assets	1,150	777

Net Assets
Beginning of year	25,267	24,490
End of year	$26,417	$25,267

Share Transactions
Shares issued in reinvestment of distributions	98	—
Net increase in shares	98	—

See accompanying notes which are an integral part of these financial statements.

4

Tactical Multi-Purpose Fund
Financial Highlights

(For a share outstanding during each year)

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Selected Per Share Data:
Net asset value, beginning of year	$10.11	$9.80	$9.84	$9.93	$9.95

Investment operations:
Net investment income (loss)	0.43	0.33	(0.04)	(0.09)	(0.02)
Net realized and unrealized gain (loss)	0.01	(0.02)	— (a)	—	— (a)
Total from investment operations	0.44	0.31	(0.04)	(0.09)	(0.02)

Less distributions to shareholders from:
Net investment income	(0.38)	—	—	—	—
Total distributions	(0.38)	—	—	—	—

Net asset value, end of year	$10.17	$10.11	$9.80	$9.84	$9.93

Total Return(b)	4.52%	3.16%	(0.41)%	(0.91)%	(0.20)%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$26	$25	$24	$25	$25
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets before waiver and reimbursement	630.32%	657.38%	644.19%	635.29%	596.00%
Ratio of net investment income (loss) to average net assets	4.27%	3.30%	(0.44)%	(0.91)%	(0.20)%
Portfolio turnover rate	—%	—%	—%	—%	—%

(a)	Rounds to less than $0.005 per share.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

5

Tactical Multi-Purpose Fund
Notes to the Financial Statements
August 31, 2024

NOTE 1. ORGANIZATION

The Tactical Multi-Purpose Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified series of Unified Series Trust (the “Trust”) on November 14, 2016. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on March 30, 2017. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment

6

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
August 31, 2024

company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended August 31, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the fiscal year ended August 31, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds of the Trust based on each Fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

7

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
August 31, 2024

NOTE 3. NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

8

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
August 31, 2024

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Valuation Designee decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not

9

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
August 31, 2024

readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2024:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$14,980	$—	$14,980
Money Market Funds	12,689	—	—	12,689
Total	$12,689	$14,980	$—	$27,669

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

10

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
August 31, 2024

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.25% of the Fund’s average daily net assets. For the fiscal year ended August 31, 2024, the Adviser earned management fees of $65 from the Fund before the waiver and reimbursement described below.

The Adviser has contractually agreed to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2028 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon 60 days’ written notice to the Adviser. For the fiscal year ended August 31, 2024, the Adviser waived fees and/or expenses in the amount of $156,037.

Each expense payment by the Adviser (but not management fee waiver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of the recoupment. As of August 31, 2024, the Adviser may seek repayment of expense reimbursements in amounts as follows:

Recoverable Through
August 31, 2025	$155,959
August 31, 2026	156,166
August 31, 2027	156,037

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

11

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
August 31, 2024

Ultimus has agreed to waive its fees to the extent necessary so that the Fund’s total annual operating expenses (excluding taxes, borrowing costs such as interest and dividend expenses on securities sold short, brokerage commissions, acquired fund fees and expenses, shareholder servicing fees paid to financial intermediaries, extraordinary expenses and expenses outside the normal course of business) do not exceed $156,000 annually, based on a twelve-month period commencing April 1 and ending March 31 (the “Annual Period”). The waiver will accrue on a monthly basis such that the Fund’s operating expenses for any month during the Annual Period will not exceed the sum of $13,000 (the “Monthly Expense Cap”), provided that Ultimus may recoup any fees waived by Ultimus in a prior month during the Annual Period to the extent of any unused amount of the Monthly Expense Cap in the current month. The waiver will be suspended and forfeited in any month that the Adviser is not the sole shareholder of the Fund. During the fiscal year ended August 31, 2024, the total amount waived by Ultimus was $6,480.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the Interested Trustee began receiving the same compensation as the Independent Trustees.

12

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
August 31, 2024

NOTE 6. INVESTMENT TRANSACTIONS

For the fiscal year ended August 31, 2024, there were no purchases or sales of investment securities, other than short-term investments.

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended August 31, 2024.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of August 31, 2024, the Adviser owned 100% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

NOTE 8. FEDERAL TAX INFORMATION

At August 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$4
Gross unrealized depreciation	—
Net unrealized appreciation on investments	$4
Tax cost of investments	$27,665

The tax character of distributions paid for the fiscal years ended August 31, 2024 and August 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income(a)	$961	$—
Total distributions paid	$961	$—

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$932
Unrealized appreciation on investments	4
Total accumulated earnings	$936

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year. For the tax year

13

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
August 31, 2024

ended August 31, 2024, the Fund deferred qualified late year ordinary losses in the amount of $0.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

14

Report of Independent Registered Public Accounting Firm

To the Shareholders of Tactical Multi-Purpose Fund and
Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tactical Multi-Purpose Fund (the “Fund”), a series of Unified Series Trust, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Fisher Asset Management, LLC since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 30, 2024

15

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 550-1071 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chair David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Fisher Asset Management, LLC 6500 International Parkway, Suite 2050 Plano, TX 75093	CUSTODIAN U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fees and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

NOT APPLICABLE.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

NOT APPLICABLE.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	NOT APPLICABLE.

(b)	NOT APPLICABLE.

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	NOT APPLICABLE.

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Unified Series Trust

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	11/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	11/5/2024

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	11/5/2024